UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders.

March 31, 2021 SEMI-ANNUAL REPORT SEI Institutional International Trust ? International Equity Fund ? Emerging Markets Equity Fund ? International Fixed Income Fund ? Emerging Markets Debt Fund Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online. You may elect to receive all future reports in paper free of charge. If you invest through a ?nancial intermediary, you can contact your ?nancial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your ?nancial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%
Argentina — 0.2%
MercadoLibre Inc *	5,353	$7,880

Australia — 2.6%
a2 Milk Co Ltd/The *(A)	797,201	4,754
Australia & New Zealand Banking Group Ltd	382,365	8,207
BlueScope Steel Ltd	896,249	13,209
CSL Ltd	52,223	10,527
CSR Ltd	792,249	3,488
Fortescue Metals Group Ltd	1,702,688	25,924
Harvey Norman Holdings Ltd	298,181	1,301
National Australia Bank Ltd	29,028	575
Nickel Mines Ltd	729,737	681
Orora Ltd	1,270,565	2,942
Rio Tinto Ltd	205,172	17,307
Santos Ltd	578,125	3,126
South32 Ltd	7,692,615	16,464
Westpac Banking Corp	447,956	8,328

		116,833

Austria — 0.2%
ANDRITZ AG	72,724	3,277
Verbund AG, Cl A	58,369	4,253
voestalpine AG	21,087	876

		8,406

Belgium — 0.3%
Ageas SA/NV	94,161	5,706
Etablissements Franz Colruyt NV	96,938	5,795

		11,501

Brazil — 0.1%
Magazine Luiza SA	1,124,100	4,000

Canada — 1.7%
Air Canada, Cl A *	779,800	16,225
Alimentation Couche-Tard Inc, Cl B	471,700	15,207
Canadian Pacific Railway Ltd	33,591	12,741
Cascades Inc	117,200	1,467
Constellation Software Inc/Canada	300	419

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empire Co Ltd, Cl A	74,800	$2,332
George Weston Ltd	4,000	354
Intertape Polymer Group Inc	98,500	2,194
Magna International Inc, Cl A	104,900	9,237
Pason Systems Inc	24,395	172
Royal Bank of Canada	129,000	11,893
Stella-Jones Inc	34,909	1,416
Transcontinental Inc, Cl A	54,873	966
Viemed Healthcare Inc *	48,900	497

		75,120

China — 0.4%
Baidu Inc ADR *	13,661	2,972
Beijing Capital International Airport Co Ltd, Cl H *	5,928,000	4,613
Shenzhou International Group Holdings Ltd	254,000	5,263
Tencent Holdings Ltd	91,200	7,156

		20,004

Denmark — 2.6%
Ambu A/S, Cl B	150,825	7,100
AP Moller - Maersk A/S, Cl B	6,827	15,897
Carlsberg AS, Cl B	31,574	4,863
DSV PANALPINA A/S	54,513	10,721
Genmab A/S *	1,211	399
GN Store Nord AS	39,637	3,128
H Lundbeck A/S	91,125	3,121
Novo Nordisk A/S, Cl B	724,708	49,217
Orsted AS	60,720	9,831
Pandora A/S *	44,074	4,733
Vestas Wind Systems A/S	41,190	8,475

		117,485

Finland — 0.9%
Kesko Oyj, Cl B	50,174	1,538
Kone Oyj, Cl B	266,348	21,806
Neste Oyj	146,007	7,767
Orion Oyj, Cl B	248,353	9,974
Wartsila OYJ Abp, Cl B	104,490	1,097

		42,182

France — 12.0%
Air Liquide SA	138,660	22,701
Airbus SE *	166,427	18,883
AXA SA	672,226	18,081
BioMerieux	23,803	3,035
BNP Paribas SA	270,908	16,518
Bollore SA	3,938,473	19,062
Carrefour SA	1,387,355	25,184
Cie Generale des Etablissements Michelin
SCA, Cl B	15,021	2,254
CNP Assurances	30,143	574
Credit Agricole SA	2,027,163	29,412
Criteo SA ADR *(A)	60,571	2,104
Danone SA	582,078	40,021
Engie SA	1,660,201	23,620

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eurofins Scientific SE	56,468	$5,410
Faurecia SE *	3,052	162
Ipsen SA	62,682	5,389
IPSOS	18,645	706
L’Oreal SA	26,153	10,045
LVMH Moet Hennessy Louis Vuitton SE	18,728	12,504
Orange SA	1,091,000	13,470
Pernod Ricard SA	106,245	19,985
Publicis Groupe SA	501,150	30,651
Rexel SA	346,362	6,880
Sanofi	531,690	52,647
Sartorius Stedim Biotech	50,513	20,850
Schneider Electric SE	67,153	10,280
Sodexo SA *	166,500	16,003
Stellantis NV *	1,473,319	26,112
Thales SA	132,578	13,201
TOTAL SE (A)	704,102	32,915
Ubisoft Entertainment SA *	127,727	9,740
Valeo SA	380,528	12,956
Vinci SA	104,076	10,686
Vivendi SE	238,120	7,836
Wendel SE	20,343	2,532

		542,409

Germany — 7.8%
adidas AG	74,417	23,282
BASF SE	403,927	33,630
Bayer AG	153,318	9,723
Bayerische Motoren Werke AG	135,050	14,042
Carl Zeiss Meditec AG	50,735	7,662
Continental AG *	68,095	9,020
Daimler AG	265,318	23,702
Deutsche Bank AG *	1,094,167	13,102
Deutsche Boerse AG	56,709	9,444
Deutsche Post AG	38,384	2,108
Fresenius Medical Care AG & Co KGaA	323,960	23,881
GEA Group AG	34,116	1,401
Hamburger Hafen und Logistik AG	14,977	332
Hella GmbH & Co KGaA *	12,591	708
HelloFresh SE *	8,665	648
Infineon Technologies AG	466,568	19,826
KION Group AG	259,527	25,683
Linde PLC	33,762	9,480
Merck KGaA	59,646	10,221
Rational AG	1,204	937
Rheinmetall AG	42,432	4,309
RWE AG	481,016	18,893
SAP SE	310,834	38,147
Siemens AG	316,470	52,072
zooplus AG *	6,412	1,835

		354,088

Hong Kong — 1.8%
AIA Group Ltd	906,200	10,992

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	$28
Hong Kong Exchanges & Clearing Ltd	289,869	17,054
Nine Dragons Paper Holdings Ltd	410,000	600
Sands China Ltd *	1,937,200	9,681
SJM Holdings Ltd *	18,396,340	24,041
Techtronic Industries Co Ltd	475,000	8,126
WH Group Ltd	4,422,000	3,583
Wuxi Biologics Cayman Inc *	451,598	5,655

		79,760

India — 0.2%
HDFC Bank Ltd ADR *	127,814	9,930

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	6,601,300	2,795

Ireland — 1.1%
Experian PLC	255,301	8,795
ICON PLC *	138,554	27,208
Ryanair Holdings PLC ADR *	117,503	13,513

		49,516

Israel — 0.4%
Bank Hapoalim BM *	99,292	774
Bank Leumi Le-Israel BM *	1,653,944	10,911
Bezeq The Israeli Telecommunication Corp Ltd *	619,676	664
Check Point Software Technologies Ltd *(A)	53,327	5,971
FIBI Holdings Ltd	15,684	493
First International Bank Of Israel Ltd *	48,240	1,347

		20,160

Italy — 2.4%
Assicurazioni Generali SpA	397,365	7,967
Banca Mediolanum SpA	299,871	2,837
Buzzi Unicem SpA	48,769	1,271
CNH Industrial NV	926,438	14,367
De’ Longhi SpA	14,333	580
DiaSorin SpA	20,052	3,224
Enel SpA	2,100,812	20,970
Ferrari NV	41,832	8,769
FinecoBank Banca Fineco SpA *	504,594	8,276
La Doria SpA	11,016	233
Mediaset SpA *(A)	360,579	1,040
Moncler SpA	104,755	6,017
Stellantis NV *	179,252	3,178
Tenaris SA	305,956	3,456
UniCredit SpA	2,676,728	28,355
UnipolSai Assicurazioni SpA	96,751	291

		110,831

Japan — 17.6%
77 Bank Ltd/The	67,964	960
Advantest Corp	140,100	12,273
AEON Financial Service Co Ltd	122,100	1,641
Ajinomoto Co Inc	129,700	2,659
Asahi Group Holdings Ltd	288,200	12,167
ASKUL Corp	50,500	1,933

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bandai Namco Holdings Inc	41,000	$2,929
Bridgestone Corp	401,900	16,276
Brother Industries Ltd	17,500	388
Canon Inc	63,800	1,445
Canon Marketing Japan Inc	92,900	2,065
Capcom Co Ltd	371,000	12,070
CyberAgent Inc	554,800	10,007
Daikin Industries Ltd	3,500	707
Daito Trust Construction Co Ltd	87,000	10,101
Daiwa House Industry Co Ltd	320,500	9,400
DeNA Co Ltd *(A)	14,900	292
Denso Corp	139,800	9,295
Disco Corp	13,000	4,088
FANUC Corp	88,700	21,019
Fujitsu Ltd	227,000	32,869
Glory Ltd	84,500	1,820
GungHo Online Entertainment Inc *	48,700	963
H.U. Group Holdings Inc	9,800	329
Hakuhodo DY Holdings Inc	117,100	1,955
Hitachi Ltd	644,967	29,207
Idemitsu Kosan Co Ltd	52,500	1,356
Iida Group Holdings Co Ltd	73,600	1,782
ITOCHU Corp (A)	245,400	7,966
Japan Exchange Group Inc	364,400	8,558
Japan Post Holdings Co Ltd	256,600	2,291
Japan Post Insurance Co Ltd	39,600	815
Kajima Corp	40,100	570
Kao Corp	222,300	14,712
KDDI Corp	739,300	22,714
Keyence Corp	17,500	7,961
Kinden Corp	26,600	454
Kirin Holdings Co Ltd	240,000	4,606
Kokuyo Co Ltd	204,900	3,178
Konami Holdings Corp	22,500	1,342
K’s Holdings Corp (A)	252,100	3,470
Lawson Inc	162,900	8,005
Mazda Motor Corp *	57,400	469
Mebuki Financial Group Inc	268,500	634
Mitsubishi Electric Corp	1,023,600	15,623
Mitsubishi Estate Co Ltd	169,900	2,971
Mitsubishi Gas Chemical Co Inc	56,900	1,398
Mitsubishi Heavy Industries Ltd	106,100	3,312
Mixi Inc	114,700	2,875
Mizuno Corp	41,500	817
MS&AD Insurance Group Holdings Inc (A)	178,700	5,254
Murata Manufacturing Co Ltd	335,000	26,806
Nexon Co Ltd	370,025	12,022
Nihon Kohden Corp	11,400	333
Nihon Unisys Ltd	148,700	4,589
Nikon Corp	513,800	4,813
Nintendo Co Ltd	39,100	21,871
Nippon Telegraph & Telephone Corp (A)	585,800	15,067

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nitori Holdings Co Ltd	84,100	$16,306
Nitto Denko Corp	61,600	5,274
Nomura Holdings Inc	1,065,800	5,608
Okuwa Co Ltd	54,000	591
Ono Pharmaceutical Co Ltd	40,600	1,062
ORIX Corp (A)	578,600	9,781
Otsuka Corp	83,300	3,905
Panasonic Corp	1,735,500	22,357
PeptiDream Inc *	180,500	8,265
Persol Holdings Co Ltd	132,800	2,601
Rakuten Group Inc *	790,058	9,431
Recruit Holdings Co Ltd	220,900	10,797
Rinnai Corp	5,600	628
Ryohin Keikaku Co Ltd	844,700	20,013
Sankyo Co Ltd	141,700	3,761
Sanwa Holdings Corp	178,600	2,342
SBI Holdings Inc/Japan (A)	304,500	8,267
Secom Co Ltd	133,700	11,268
Seiko Epson Corp	16,100	262
Sekisui House Ltd	187,700	4,033
Seven & i Holdings Co Ltd	437,700	17,678
Sharp Corp/Japan (A)	175,900	3,040
Shimamura Co Ltd	57,400	6,634
Shimano Inc	7,600	1,814
Shin-Etsu Chemical Co Ltd	118,249	19,915
Shiseido Co Ltd	106,600	7,160
SoftBank Group Corp	52,200	4,408
Sompo Holdings Inc	142,800	5,482
Sony Group Corp	92,300	9,685
Sony Group Corp ADR	192,614	20,419
Sumitomo Chemical Co Ltd	126,100	654
Sumitomo Mitsui Financial Group Inc	953,800	34,587
Sumitomo Rubber Industries Ltd	96,700	1,142
Sysmex Corp	62,000	6,691
T&D Holdings Inc	507,800	6,553
Takeda Pharmaceutical Co Ltd	682,800	24,624
TDK Corp	24,500	3,399
Teijin Ltd	138,800	2,395
TIS Inc	160,400	3,834
Tokio Marine Holdings Inc	48,400	2,306
Tokyo Electron Ltd	23,042	9,757
Tomy Co Ltd	133,700	1,216
Toshiba Corp	152,700	5,168
TOTO Ltd	7,900	486
Toyota Industries Corp	222,378	19,843
Universal Entertainment *	396,253	9,675
Yamada Holdings Co Ltd	1,013,900	5,478
YA-MAN Ltd	15,400	219
Z Holdings Corp	1,395,200	6,952

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ZOZO Inc	113,700	$3,365

		798,623

Jordan — 0.1%
Hikma Pharmaceuticals PLC	151,774	4,766

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 1.0%
Arca Continental SAB de CV	2,744,250	13,479
Fomento Economico Mexicano SAB de CV ADR	333,370	25,113
Grupo Financiero Banorte SAB de CV, Cl O *	940,583	5,298

		43,890

Netherlands — 6.1%
Adyen NV *	2,993	6,696
Akzo Nobel NV	429,782	48,128
ArcelorMittal SA	186,356	5,395
ASML Holding NV	72,618	44,125
ASR Nederland NV	160,858	7,224
BE Semiconductor Industries NV	19,785	1,661
Galapagos NV *	20,801	1,616
ING Groep NV	1,644,686	20,165
James Hardie Industries PLC *(A)	162,307	4,925
Koninklijke Ahold Delhaize NV	1,619,526	45,206
Koninklijke DSM NV	52,904	8,972
Koninklijke Philips NV	350,306	20,040
NN Group NV	84,718	4,151
PostNL NV	1,207,552	5,868
Prosus NV	86,151	9,599
Randstad NV (A)	209,833	14,792
RELX PLC	184,504	4,645
Wolters Kluwer NV	249,527	21,737

		274,945

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	285,213	6,412
Fletcher Building Ltd *	110,759	545

		6,957

Saudi Arabia — 0.1%
Al Rajhi Bank	73,219	1,929
Bank AlBilad *	80,939	760
Najran Cement Co	184,956	1,133
Saudi Basic Industries Corp	20,786	651
Saudi Industrial Investment Group	50,600	438
Saudi Kayan Petrochemical Co *	161,598	687
Tabuk Cement Co *	46,961	248
Yamama Cement Co *	38,899	344

		6,190

Singapore — 0.3%
DBS Group Holdings Ltd	372,800	7,988
Hong Leong Finance Ltd	40,309	74
Jardine Cycle & Carriage Ltd	41,300	692
Oversea-Chinese Banking Corp Ltd	301,900	2,640

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wilmar International Ltd	834,900	$3,368

		14,762

South Africa — 0.1%
DataTec Ltd *	100,188	177
Investec PLC	416,323	1,274
MultiChoice Group	112,112	979

		2,430

South Korea — 3.1%
APTC Co Ltd	20,227	424
BNK Financial Group Inc	691,155	4,146
Hana Financial Group Inc	90,133	3,409
Kangwon Land Inc *	968,073	21,641
KIWOOM Securities Co Ltd	8,889	990
Kolon Industries Inc	15,690	829
KT Corp ADR *	100,388	1,249
LG Display Co Ltd *	102,601	2,062
LG Electronics Inc	112,632	14,928
Samsung Electronics Co Ltd	468,367	33,687
SK Hynix Inc	470,181	55,047

		138,412

Spain — 2.6%
Aena SME SA *	85,425	13,885
Amadeus IT Group SA, Cl A *	603,514	42,828
Banco Bilbao Vizcaya Argentaria SA	2,430,062	12,641
Banco Santander SA	4,038,778	13,751
CaixaBank SA	5,385,098	16,702
Cia de Distribucion Integral Logista Holdings SA	57,814	1,149
Iberdrola SA	233,024	3,009
Laboratorios Farmaceuticos Rovi SA	8,379	453
Siemens Gamesa Renewable Energy SA *	362,947	14,077

		118,495

Sweden — 4.4%
Atlas Copco AB, Cl A	138,631	8,455
Axfood AB	66,076	1,583
Betsson AB *	131,332	1,221
Byggmax Group AB	122,242	1,069
Electrolux AB, Cl B (A)	559,602	15,549
Epiroc AB, Cl A	344,630	7,821
Essity AB, Cl B (A)	580,634	18,379
Evolution Gaming Group AB	69,742	10,290
Getinge AB, Cl B	217,298	6,045
H & M Hennes & Mauritz AB, Cl B *	485,580	10,961
Hexagon AB, Cl B	47,279	4,370
Husqvarna AB, Cl B	948,519	13,690
Kinnevik AB *	149,095	7,263
NCC AB, Cl B	45,776	774
Nordnet AB publ	24,991	404
Sandvik AB	572,727	15,678
Securitas AB, Cl B	1,247,440	21,253
SKF AB, Cl B	112,260	3,197
Svenska Cellulosa AB SCA, Cl B	187,863	3,331

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swedish Match AB	203,548	$15,922
Telefonaktiebolaget LM Ericsson, Cl B (A)	1,483,840	19,671
Volvo AB, Cl B (A)	476,547	12,077

		199,003

Switzerland — 10.6%
ABB Ltd	631,356	19,159
Adecco Group AG	173,578	11,737
Alcon Inc	116,395	8,185
Cie Financiere Richemont SA, Cl A	148,632	14,330
Coca-Cola HBC AG *	940,060	29,961
Credit Suisse Group AG	3,914,942	41,190
dormakaba Holding AG	2,973	2,039
EMS-Chemie Holding AG	5,829	5,227
Geberit AG	11,736	7,502
Kuehne + Nagel International AG	16,342	4,683
Logitech International SA	140,308	14,780
Lonza Group AG	29,622	16,631
Nestle SA	314,242	35,172
Novartis AG	728,586	62,528
Roche Holding AG	246,124	79,879
Schindler Holding AG	42,500	12,536
SFS Group AG	2,834	354
Sika AG	31,328	8,987
Sonova Holding AG *	3,144	836
STMicroelectronics NV	264,141	10,096
Swatch Group AG/The	163,594	47,263
Tecan Group AG	11,017	4,909
UBS Group AG	1,194,621	18,577
Vifor Pharma AG	34,188	4,673
Zurich Insurance Group AG	43,295	18,557

		479,791

Taiwan — 1.8%
Arcadyan Technology Corp	151,000	614
Asustek Computer Inc	803,000	10,483
Chicony Electronics Co Ltd	687,000	2,444
Chipmos Technologies Inc *	953,000	1,478
Compal Electronics Inc	5,851,000	5,475
eGalax_eMPIA Technology Inc	175,000	396
Gigabyte Technology Co Ltd	445,000	1,557
Global Mixed Mode Technology Inc	91,000	662
Hon Hai Precision Industry Co Ltd	3,797,000	16,501
Lite-On Technology Corp	3,430,000	7,549
MediaTek Inc	302,885	10,286
Novatek Microelectronics Corp	233,000	4,695
Quanta Computer Inc	156,000	536
Simplo Technology Co Ltd	207,000	2,692
Sitronix Technology Corp	173,000	1,449
Synnex Technology International Corp	1,083,000	2,069
T3EX Global Holdings Corp	1	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	118,152	$13,975

		82,861

Thailand — 0.0%
Krung Thai Bank PCL	1,676,100	654

Turkey — 0.0%
Coca-Cola Icecek AS	116,094	965

United Kingdom — 10.0%
Anglo American PLC	589,833	23,132
Ashtead Group PLC	152,383	9,097
AstraZeneca PLC	15,877	1,587
Aviva PLC	341,648	1,924
B&M European Value Retail SA	1,255,693	9,144
Balfour Beatty PLC	1,188,220	4,839
Barclays PLC	17,306,853	44,394
BP PLC	9,510,021	38,661
BP PLC ADR	185,276	4,511
British American Tobacco PLC	478,024	18,295
Compass Group PLC *	636,312	12,831
Computacenter PLC	62,379	2,040
Diageo PLC	718,750	29,645
Evraz PLC	1,669,026	13,310
Ferguson PLC	65,258	7,804
Ferrexpo PLC	524,939	2,713
GlaxoSmithKline PLC	120,466	2,141
Glencore PLC *	3,810,963	14,946
Hays PLC *	1,779,388	3,670
HSBC Holdings PLC	783,313	4,574
IG Group Holdings PLC	186,542	2,319
Indivior PLC *	285,595	500
International Consolidated Airlines Group SA *	4,076,854	11,154
Investec PLC	732,515	2,215
Kingfisher PLC	1,588,549	6,976
Land Securities Group PLC	285,600	2,719
Legal & General Group PLC	1,373,942	5,291
London Stock Exchange Group PLC	43,024	4,120
M&G PLC	555,976	1,591
Naked Wines PLC *	39,863	413
Next PLC *	79,634	8,642
Ninety One PLC	375,849	1,232
Pagegroup PLC *	97,734	634
Plus500 Ltd	120,450	2,327
Prudential PLC	2,224,443	47,279
QinetiQ Group PLC	196,336	856
Reckitt Benckiser Group PLC	54,094	4,850
RELX PLC	196,033	4,920
Rio Tinto PLC	95,018	7,276
Rio Tinto PLC ADR (A)	79,425	6,167
Rolls-Royce Holdings PLC *	22,142,261	32,169
Royal Mail PLC	729,803	5,081
Smith & Nephew PLC	597,784	11,365

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unilever PLC	295,296	$16,525
Weir Group PLC/The *	348,164	8,536
WH Smith PLC *	360,726	8,944

		453,359

United States — 2.9%
Accenture PLC, Cl A	75,877	20,961
Aon PLC, Cl A	24,031	5,530
Aptiv PLC *	59,138	8,155
ASML Holding NV, Cl G	21,934	13,541
Atlassian Corp PLC, Cl A *	64,239	13,539
GAN Ltd *	35,423	645
GlaxoSmithKline PLC ADR (A)	34,773	1,241
IHS Markit Ltd	107,360	10,390
Inmode Ltd *	12,047	872
Lululemon Athletica Inc *	25,171	7,720
Mettler-Toledo International Inc *	6,366	7,357
Nomad Foods Ltd *	561,950	15,431
ResMed Inc	47,889	9,291
Shopify Inc, Cl A *	8,002	8,855
STERIS PLC	35,273	6,719

		130,247

Total Common Stock (Cost $3,614,058) ($ Thousands)		4,329,250

PREFERRED STOCK — 0.7%

Germany — 0.7%
FUCHS PETROLUB SE (C)	10,128	486
Sartorius AG (C)	4,006	2,002
Schaeffler AG (C)	106,067	945
Volkswagen AG (C)	97,688	27,394

Total Preferred Stock (Cost $19,406) ($ Thousands)		30,827

EXCHANGE TRADED FUND — 0.1%

United States — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF	50,810	3,857

Total Exchange Traded Fund (Cost $3,807) ($ Thousands)		3,857

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	5,445	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P. 0.020% **†(D)	130,046,652	$130,079

Total Affiliated Partnership (Cost $130,070) ($ Thousands)		130,079

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	81,024,745	81,025

Total Cash Equivalent (Cost $81,025) ($ Thousands)		81,025

Total Investments in Securities — 101.0% (Cost $3,848,366) ($ Thousands)		$4,575,038

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	740	Jun-2021	$33,290	$33,623	$442
FTSE 100 Index	134	Jun-2021	12,374	12,349	(33)
Hang Seng Index	31	May-2021	5,634	5,646	12
SPI 200 Index	74	Jun-2021	9,582	9,534	(39)
TOPIX Index	153	Jun-2021	27,492	27,055	(228)

			$88,372	$88,207	$154

Percentages are based on Net Assets of $4,529,548 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 5).

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 9). The total market value of securities on loan at March 31, 2021 was $123,127 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $130,079 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE— Financial Times Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

SPI — Share Price Index

TOPIX- Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,328,476	774	–^	4,329,250
Preferred Stock	30,827	–	–	30,827
Exchange Traded Fund	3,857	–	–	3,857
Rights	–	–	–	–
Affiliated Partnership	–	130,079	–	130,079
Cash Equivalent	81,025	–	–	81,025

Total Investments in Securities	4,444,185	130,853	–	4,575,038

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	454	–	–	454
Unrealized Depreciation	(300)	–	–	(300)

Total Other Financial Instruments	154	–	–	154

^One security with a market value of $0.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$94,836	$288,796	$(253,552)	$(1)	$—	$130,079	130,046,652	$206	$—
SEI Daily Income Trust, Government Fund, Cl F	71,397	204,761	(195,133)	—	—	81,025	81,024,745	2	—

Totals	$166,233	$493,557	$(448,685)	$(1)	$—	$211,104		$208	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Market Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Argentina — 0.1%
Ternium SA ADR	23,178	$900

Austria — 0.1%
Erste Group Bank AG	68,192	2,318

Brazil — 3.9%
Ambev SA	391,200	1,062
Ambev SA ADR	499,879	1,370
Arezzo Industria e Comercio SA	158,900	1,978
B3 SA - Brasil Bolsa Balcao	509,279	4,934
Banco Bradesco SA ADR *	713,077	3,351
Banco do Brasil SA *	633,013	3,425
Banco Santander Brasil SA	233,600	1,645
Banco Santander Brasil SA ADR (A)	108,700	766
BB Seguridade Participacoes SA	255,493	1,098
CCR SA	288,300	658
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	117,754	863
Cia Energetica de Minas Gerais ADR (A)	366,493	832
Cosan SA	365,400	5,894
CPFL Energia SA	540,800	2,930
CSN Mineracao SA *	4,088,792	6,652
Cyrela Brazil Realty SA Empreendimentos e Participacoes	313,998	1,372
Energisa SA	430,138	3,448
Gerdau SA ADR	752,533	4,018
Hapvida Participacoes e Investimentos SA	278,758	733
Hypera SA *	121,000	688
JBS SA	199,967	1,067
Klabin SA *	173,786	847
Lojas Renner SA	72,200	544
Magazine Luiza SA	162,635	579
Marfrig Global Foods SA	1,105,800	3,437
Petroleo Brasileiro SA	21,549	183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Petroleo Brasileiro SA ADR	588,973	$4,995
Porto Seguro SA	107,757	898
Qualicorp Consultoria e Corretora de Seguros SA	132,618	715
Rumo SA *	1,287,837	4,598
SLC Agricola SA	130,921	1,037
TIM SA/Brazil *	1,090,800	2,455
TIM SA/Brazil ADR *	42,119	478
Vale SA ADR, Cl B	424,412	7,376
WEG SA	50,550	671

		77,597

Canada — 1.0%
Endeavour Mining Corp	57,098	1,151
First Quantum Minerals Ltd	616,649	11,750
Ivanhoe Mines Ltd, Cl A *	506,197	2,606
Pan American Silver Corp	55,579	1,669
Parex Resources Inc *	145,350	2,592

		19,768

Chile — 0.5%
Banco de Chile	7,169,086	848
Banco Santander Chile ADR	38,859	965
CAP SA	41,742	678
Empresas CMPC SA	518,376	1,669
Falabella SA	595,123	2,710
Sociedad Quimica y Minera de Chile SA ADR	69,396	3,683

		10,553

China — 23.5%
360 DigiTech Inc ADR *	28,193	733
Agricultural Bank of China Ltd, Cl H	12,095,000	4,838
Alibaba Group Holding Ltd *	959,808	27,160
Alibaba Group Holding Ltd ADR *	146,815	33,287
Anhui Conch Cement Co Ltd, Cl H	1,176,500	7,650
ANTA Sports Products Ltd	68,000	1,109
Baidu Inc ADR *	37,651	8,191
Bank of China Ltd, Cl H	14,556,000	5,542
Beijing Sinnet Technology Co Ltd, Cl A	961,500	2,519
Bilibili Inc ADR *	14,570	1,560
Bosideng International Holdings Ltd	1,668,816	751
BYD Co Ltd, Cl H	34,370	729
China Construction Bank Corp, Cl H	14,140,328	11,895
China Lesso Group Holdings Ltd	2,153,959	4,632
China Longyuan Power Group Corp Ltd, Cl H	1,850,238	2,513
China Merchants Bank Co Ltd, Cl H	1,175,267	8,972
China National Building Material Co Ltd, Cl H	1,084,733	1,565
China National Medicines Corp Ltd, Cl A	230,900	1,192
China Petroleum & Chemical Corp ADR	31,609	1,667
China Shenhua Energy Co Ltd, Cl H	673,500	1,388
China Vanke Co Ltd, Cl H	260,600	1,021
Chongqing Zhifei Biological Products Co Ltd, Cl A	139,000	3,658
Dongfeng Motor Group Co Ltd, Cl H	3,090,647	2,870

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ENN Energy Holdings Ltd	444,400	$7,128
Fosun International Ltd	650,000	910
Fujian Green Pine Co Ltd, Cl A	1,330,800	4,326
Gree Electric Appliances Inc of Zhuhai, Cl A	438,400	4,193
Guangzhou R&F Properties Co Ltd	1,439,200	1,899
Haier Smart Home Co Ltd, Cl A	1,116,561	5,311
Haier Smart Home Co Ltd, Cl H	1,476,526	5,907
Haitian International Holdings Ltd	227,000	905
Hangzhou Robam Appliances Co Ltd, Cl A	515,966	2,874
Huadong Medicine Co Ltd, Cl A	154,100	867
Huazhu Group Ltd ADR *	101,533	5,574
Industrial & Commercial Bank of China Ltd, Cl H	19,157,068	13,750
iQIYI Inc ADR *	124,200	2,064
JD.com Inc ADR *	103,795	8,753
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	2,492,074	2,889
Kweichow Moutai Co Ltd, Cl A	9,400	2,881
KWG Group Holdings Ltd	3,942,303	6,744
Longfor Group Holdings Ltd	110,365	731
Lufax Holding Ltd ADR *(A)	313,670	4,554
Momo Inc ADR *	143,558	2,116
NARI Technology Co Ltd, Cl A	1,422,383	6,757
NetEase Inc ADR	139,206	14,374
New Oriental Education & Technology Group Inc ADR *	301,840	4,226
NIO Inc ADR *	58,872	2,295
Oppein Home Group Inc, Cl A	67,454	1,622
PICC Property & Casualty Co Ltd, Cl H	4,446,000	3,855
Pinduoduo Inc ADR *	43,522	5,827
Ping An Insurance Group Co of China Ltd, Cl A	991,400	11,903
Ping An Insurance Group Co of China Ltd, Cl H	2,152,574	25,625
Poly Developments and Holdings Group Co Ltd, Cl A	1,925,926	4,181
Sangfor Technologies Inc, Cl A	123,391	4,650
Shenzhen Kangtai Biological Products Co Ltd, Cl A	159,400	3,331
Shenzhou International Group Holdings Ltd	46,086	955
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	802,898	2,706
Sinopec Engineering Group Co Ltd, Cl H	1,053,462	581
Sinotruk Hong Kong Ltd	956,903	2,868
Songcheng Performance Development Co Ltd, Cl A	856,100	2,800
Suofeiya Home Collection Co Ltd, Cl A	414,500	2,082
TAL Education Group ADR *	11,049	595
Tencent Holdings Ltd	959,636	75,295
Tingyi Cayman Islands Holding Corp	498,000	915
Trip.com Group Ltd ADR *	102,331	4,055
Tsingtao Brewery Co Ltd, Cl H	234,000	2,074
Tuya Inc ADR *(A)	27,026	571
Uni-President China Holdings Ltd	2,972,000	3,616

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vipshop Holdings Ltd ADR *	273,023	$8,152
Want Want China Holdings Ltd	1,170,000	877
Weichai Power Co Ltd, Cl H	2,186,000	5,399
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,480,100	4,959
WUS Printed Circuit Kunshan Co Ltd, Cl A	1,459,100	3,726
Wuxi Lead Intelligent Equipment Co Ltd, Cl A	128,800	1,552
Xianhe Co Ltd, Cl A	803,373	3,312
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	375,797	2,004
Yanzhou Coal Mining Co Ltd, Cl H	832,000	985
Yifeng Pharmacy Chain Co Ltd, Cl A	171,800	2,325
Yonghui Superstores Co Ltd, Cl A	1,818,060	1,886
Yuan Longping High-tech Agriculture Co Ltd, Cl A *	1,218,200	3,314
Yum China Holdings Inc	22,289	1,320
Yunnan Baiyao Group Co Ltd, Cl A	117,900	2,168
Zhejiang Expressway Co Ltd, Cl H	3,236,000	2,868
Zhejiang Huayou Cobalt Co Ltd, Cl A	289,613	3,037
Zhejiang Juhua Co Ltd, Cl A	2,198,702	3,093
Zhejiang Weixing New Building Materials Co Ltd, Cl A	486,686	1,875
Zhongsheng Group Holdings Ltd	1,027,500	7,243

		467,672

Colombia — 0.0%
Grupo de Inversiones Suramericana SA	97,780	577

Czech Republic — 0.2%
Moneta Money Bank AS	1,151,608	4,296

Egypt — 0.1%
Commercial International Bank Egypt SAE	383,513	1,410

Germany — 0.2%
Delivery Hero SE *	29,826	3,874

Greece — 0.3%
Alpha Bank AE *	1,173,554	1,265
Eurobank Ergasias Services and Holdings SA *	3,942,746	3,360
Hellenic Telecommunications Organization SA	62,188	1,000
OPAP SA	35,671	483

		6,108

Hong Kong — 9.9%
Alibaba Health Information Technology Ltd *	1,468,000	4,154
A-Living Smart City Services Co Ltd, Cl H	1,420,000	6,301
ASM Pacific Technology Ltd	189,600	2,416
Beijing Enterprises Holdings Ltd	731,500	2,583
Bilibili Inc, Cl Z *	21,740	2,315
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	24
China Cinda Asset Management Co Ltd, Cl H	3,753,000	782
China Education Group Holdings Ltd	1,367,000	2,430
China Everbright Bank Co Ltd, Cl H	1,922,470	838
China Gas Holdings Ltd	758,600	3,108

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China High Precision Automation Group Ltd *	1,385,624	$–
China Hongqiao Group Ltd	841,000	1,123
China Medical System Holdings Ltd	2,439,000	4,825
China Meidong Auto Holdings Ltd	1,344,000	6,232
China Merchants Port Holdings Co Ltd	1,016,000	1,558
China Resources Land Ltd	1,956,000	9,472
China Resources Pharmaceutical Group Ltd	1,481,000	924
China Southern Airlines Co Ltd, Cl H *	3,990,000	2,956
China Taiping Insurance Holdings Co Ltd	557,400	1,136
China Yongda Automobiles Services Holdings Ltd	359,000	656
China Yuhua Education Corp Ltd	962,000	754
Chinasoft International Ltd	628,074	675
Country Garden Services Holdings Co Ltd	1,084,801	10,995
CSPC Pharmaceutical Group Ltd	1,112,400	1,345
Dali Foods Group Co Ltd	1,269,000	721
Far East Horizon Ltd	705,884	848
Galaxy Entertainment Group Ltd *	814,800	7,336
Geely Automobile Holdings Ltd	2,754,000	7,007
GF Securities Co Ltd, Cl H	241,013	370
Greentown Management Holdings Co Ltd	3,201,113	1,614
Guangdong Investment Ltd	560,000	912
Guangzhou Automobile Group Co Ltd, Cl H	2,700,000	2,268
Hong Kong Exchanges & Clearing Ltd	105,900	6,231
Huatai Securities Co Ltd, Cl H	992,600	1,522
Huazhu Group Ltd *	13,200	711
Innovent Biologics Inc *	64,656	656
JD Health International Inc *	32,550	467
JD.com Inc, Cl A *	258,900	10,723
JW Cayman Therapeutics Co Ltd *	342,500	1,359
Kaisa Group Holdings Ltd	1,557,000	769
Kingboard Holdings Ltd	296,500	1,602
Kingboard Laminates Holdings Ltd	2,610,000	5,647
Kuaishou Technology, Cl B *	122,200	4,244
Kunlun Energy Co Ltd	7,574,000	7,959
Lenovo Group Ltd	4,002,659	5,694
Li Ning Co Ltd	701,114	4,554
Lonking Holdings Ltd	2,166,000	919
Meituan, Cl B *	271,800	10,425
New Oriental Education & Technology Group Inc *	156,500	2,140
Nine Dragons Paper Holdings Ltd	1,970,896	2,885
Postal Savings Bank of China Co Ltd, Cl H	6,430,000	4,805
Q Technology Group Co Ltd	463,585	943
Sands China Ltd *	516,000	2,579
Seazen Group Ltd	712,000	875
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,516,500	2,977
Shenzhen International Holdings Ltd	14,524	24
SITC International Holdings Co Ltd	387,000	1,312
Sunny Optical Technology Group Co Ltd	124,602	2,840

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tianneng Power International Ltd (A)	514,000	$970
Topsports International Holdings Ltd	1,616,000	2,407
Vinda International Holdings Ltd (A)	343,000	1,158
WH Group Ltd	5,261,000	4,263
Wuxi Biologics Cayman Inc *	137,726	1,725
Xiaomi Corp, Cl B *	597,951	1,980
Xinyi Glass Holdings Ltd	682,000	2,228
Xinyi Solar Holdings Ltd	4,442,000	7,302
Yadea Group Holdings Ltd	520,000	1,154
Yuexiu Property Co Ltd	2,654,273	601
Zoomlion Heavy Industry Science and Technology Co Ltd	547,754	782

		198,110

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC *	100,460	729
OTP Bank Nyrt *	164,808	7,058
Richter Gedeon Nyrt	419,504	12,393

		20,180

India — 9.5%
Adani Green Energy Ltd *	44,251	669
Ambuja Cements Ltd	793,709	3,353
Apollo Hospitals Enterprise Ltd	70,065	2,782
Apollo Tyres Ltd *	424,689	1,299
Aurobindo Pharma Ltd	83,856	1,011
Axis Bank Ltd *	79,815	761
Bajaj Auto Ltd *	33,363	1,675
Bharat Electronics Ltd	542,788	929
Cipla Ltd/India *	84,040	937
Colgate-Palmolive India Ltd	39,272	838
Container Corp Of India Ltd	226,938	1,856
Divi’s Laboratories Ltd *	13,524	670
EPL Ltd	881,676	2,848
GAIL India Ltd	364,186	675
GMM Pfaudler Ltd	25,956	1,529
Godrej Properties Ltd *	85,618	1,647
Grasim Industries Ltd	46,866	930
HCL Technologies Ltd	841,472	11,309
HDFC Bank Ltd *	391,080	7,989
HDFC Life Insurance Co Ltd *	72,493	690
Hero MotoCorp Ltd	112,758	4,493
Hindalco Industries Ltd	379,893	1,698
Hindustan Petroleum Corp Ltd	283,134	908
Hindustan Unilever Ltd	10,862	361
Housing Development Finance Corp Ltd	551,934	18,858
ICICI Bank Ltd *	1,159,669	9,233
ICICI Bank Ltd ADR *	560,918	8,992
ICICI Lombard General Insurance Co Ltd	125,647	2,463
Indus Towers Ltd	158,583	531
IndusInd Bank Ltd *	463,916	6,056
Infosys Ltd	279,073	5,222
Infosys Ltd ADR	142,764	2,672
InterGlobe Aviation Ltd *	102,918	2,297

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ITC Ltd	396,601	$1,185
JM Financial Ltd	394,379	456
Jubilant Foodworks Ltd *	21,720	865
LIC Housing Finance Ltd	194,234	1,138
Mahindra & Mahindra Ltd	253,143	2,753
Manappuram Finance Ltd	516,889	1,055
Motherson Sumi Systems Ltd *	699,328	1,927
Oil & Natural Gas Corp Ltd	1,027,423	1,435
Petronet LNG Ltd	2,224,617	6,835
Power Grid Corp of India Ltd	343,635	1,014
Reliance Industries Ltd	729,805	17,001
SBI Cards & Payment Services Ltd	239,216	3,037
Spandana Sphoorty Financial Ltd *	115,304	956
State Bank of India *	1,162,456	5,792
Strides Pharma Science Ltd	123,345	1,425
Sun Pharmaceutical Industries Ltd	191,219	1,563
Tata Consultancy Services Ltd	319,427	13,884
Tech Mahindra Ltd	237,879	3,226
Torrent Power Ltd	333,564	1,934
TVS Motor Co Ltd	156,379	1,251
UltraTech Cement Ltd	50,193	4,626
United Breweries Ltd	118,474	2,012
UPL Ltd	128,283	1,126
Vedanta Ltd	599,974	1,877
Wipro Ltd	152,890	866
WNS Holdings Ltd ADR *	17,029	1,234

		188,654

Indonesia — 1.0%
Astra International Tbk PT	7,034,900	2,555
Bank Central Asia Tbk PT	1,663,873	3,560
Bank Mandiri Persero Tbk PT	2,115,387	895
Bank Rakyat Indonesia Persero Tbk PT	28,688,530	8,691
Indofood Sukses Makmur Tbk PT	4,170,200	1,895
Sarana Menara Nusantara Tbk PT	9,335,000	707
Telkom Indonesia Persero Tbk PT	5,535,800	1,303
United Tractors Tbk PT	447,300	681

		20,287

Malaysia — 0.4%
Bursa Malaysia Bhd	730,200	1,576
Frontken Corp Bhd	707,402	867
Genting Bhd	657,900	798
Hong Leong Bank Bhd	174,400	786
Kossan Rubber Industries	750,364	590
Petronas Gas Bhd	110,657	427
Public Bank Bhd	701,000	710
Telekom Malaysia Bhd	451,805	668
VS Industry Bhd	1,027,200	706

		7,128

Mexico — 1.6%
Alfa SAB de CV, Cl A	913,169	529
America Movil SAB de CV ADR, Cl L	103,692	1,408
Cemex SAB de CV ADR *	1,448,137	10,093

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fomento Economico Mexicano SAB de CV	435,861	$3,281
Gruma SAB de CV, Cl B	66,510	787
Grupo Bimbo SAB de CV, Ser A	237,189	497
Grupo Financiero Banorte SAB de CV, Cl O *	1,162,800	6,550
Grupo Mexico SAB de CV, Ser B	983,442	5,178
Kimberly-Clark de Mexico SAB de CV, Cl A	453,870	776
Qualitas Controladora SAB de CV	191,603	1,053
Wal-Mart de Mexico SAB de CV	468,100	1,477

		31,629

Netherlands — 0.4%
InPost SA *	182,575	2,997
Prosus NV	43,933	4,895

		7,892

Norway — 0.1%
Yara International ASA	43,109	2,246

Peru — 0.2%
Credicorp Ltd *	28,946	3,953

Philippines — 0.1%
Globe Telecom Inc	31,970	1,238

Poland — 0.7%
Allegro.eu SA *	139,478	1,964
Cyfrowy Polsat SA	128,694	964
Dino Polska SA *	99,059	6,542
Polski Koncern Naftowy ORLEN SA	171,182	2,753
Polskie Gornictwo Naftowe i Gazownictwo SA	557,169	849
Powszechna Kasa Oszczednosci Bank Polski SA *	191,537	1,589

		14,661

Qatar — 0.3%
Commercial Bank PSQC/The	1,569,940	2,091
Masraf Al Rayan QSC	782,506	922
Ooredoo QPSC	672,257	1,306
Qatar Gas Transport Co Ltd	1,069,057	926

		5,245

Russia — 3.5%
Detsky Mir PJSC	1,383,557	2,613
Gazprom PJSC ADR	371,838	2,229
Inter RAO UES PJSC	9,685,000	658
LUKOIL PJSC ADR	253,996	20,522
Magnit GDR *	180,382	2,548
Magnit PJSC GDR	13,117	197
Mobile TeleSystems PJSC ADR	576,648	4,809
Ozon Holdings PLC ADR *(A)	21,378	1,199
Polyus PJSC	9,913	1,836
Rosneft Oil Co PJSC	691,933	5,231
Sberbank of Russia PJSC	500,471	1,924
Sberbank of Russia PJSC ADR	908,718	14,003
Surgutneftegas PJSC ADR	229,937	1,040
X5 Retail Group NV GDR	57,790	1,863

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yandex NV, Cl A *	144,462	$9,254

		69,926

Saudi Arabia — 0.9%
Advanced Petrochemical Co	39,986	779
Al Rajhi Bank	143,916	3,791
Arab National Bank	133,500	743
Riyad Bank	386,790	2,314
Sahara International Petrochemical Co	137,842	812
Saudi Basic Industries Corp	75,727	2,371
Saudi British Bank/The *	89,099	626
SAUDI NATIONAL BANK	270,416	3,829
Saudi Telecom Co	55,549	1,878

		17,143

South Africa — 3.6%
Absa Group Ltd *	148,252	1,266
African Rainbow Minerals Ltd	42,322	797
Anglo American Platinum Ltd	8,555	1,247
Bid Corp Ltd *	151,589	2,936
Capitec Bank Holdings Ltd *	34,264	3,295
Exxaro Resources Ltd	87,967	1,036
FirstRand Ltd (A)	2,057,314	7,192
Gold Fields Ltd	158,441	1,475
Gold Fields Ltd ADR	441,107	4,186
Impala Platinum Holdings Ltd	97,797	1,813
Kumba Iron Ore Ltd	45,492	1,875
Mr Price Group Ltd	304,074	3,987
Naspers Ltd, Cl N	92,995	22,242
Nedbank Group Ltd	285,871	2,710
Old Mutual Ltd	2,028,274	1,735
Sasol Ltd *	45,055	646
Shoprite Holdings Ltd	398,967	4,245
Sibanye Stillwater Ltd	1,618,209	7,123
Vodacom Group Ltd	152,991	1,308
Woolworths Holdings Ltd/South Africa *	327,499	1,097

		72,211

South Korea — 14.2%
Amorepacific Corp	5,009	1,144
Celltrion Healthcare Co Ltd *	6,133	737
Celltrion Inc *	2,731	783
CJ CheilJedang Corp	17,650	6,410
CJ ENM Co Ltd	56,182	7,064
CJ Logistics Corp *	6,037	976
Com2uSCorp	18,575	2,774
Coway Co Ltd	72,615	4,203
DB HiTek Co Ltd	15,206	756
DB Insurance Co Ltd	27,627	1,155
Doosan Bobcat Inc *	27,797	1,034
E-MART Inc	30,904	4,669
Fila Holdings Corp	18,884	720
GS Engineering & Construction Corp	23,818	905
GS Holdings Corp	41,787	1,444
Hana Financial Group Inc	395,617	14,961

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hankook Tire & Technology Co Ltd	68,926	$2,987
Hansol Chemical Co Ltd	4,517	962
Hyosung TNC Corp	1,925	975
Hyundai Glovis Co Ltd	7,005	1,161
Hyundai Marine & Fire Insurance Co Ltd	28,700	621
Hyundai Mobis Co Ltd	29,553	7,625
Hyundai Motor Co	8,016	1,544
Kakao Corp	12,578	5,535
Kangwon Land Inc *	34,449	770
KB Financial Group Inc	103,315	5,130
Kia Corp	74,303	5,443
Korea Gas Corp *	24,162	719
Korea Investment Holdings Co Ltd	13,803	1,044
Korea Petrochemical Ind Co Ltd	11,844	3,406
Korea Shipbuilding & Offshore Engineering Co Ltd *	8,684	1,024
Korea Zinc Co Ltd	5,301	1,913
Kumho Petrochemical Co Ltd	5,806	1,359
LG Chem Ltd	15,372	10,934
LG Electronics Inc	13,808	1,830
LG Household & Health Care Ltd	573	795
LG Innotek Co Ltd	4,185	760
Lotte Chemical Corp	4,177	1,111
Lotte Shopping Co Ltd	28,469	3,170
Mando Corp *	45,761	2,661
Meritz Fire & Marine Insurance Co Ltd	108,369	1,853
NAVER Corp	22,946	7,644
NCSoft Corp	15,283	11,789
NICE Information Service Co Ltd	33,434	749
Orion Corp/Republic of Korea	31,147	3,605
PI Advanced Materials Co Ltd	47,511	1,919
POSCO	20,611	5,828
POSCO ADR	30,989	2,237
Posco International Corp	47,262	841
Samsung Biologics Co Ltd *	6,787	4,486
Samsung Electro-Mechanics Co Ltd	28,895	4,787
Samsung Electronics Co Ltd	1,188,893	85,510
Samsung SDI Co Ltd	4,416	2,575
Shinhan Financial Group Co Ltd	30,500	1,009
SK Hynix Inc	224,762	26,314
SK Telecom Co Ltd	21,191	5,149
Soulbrain Co Ltd/New	6,528	1,671
WONIK IPS Co Ltd	44,914	2,052

		283,232

Switzerland — 0.1%
Wizz Air Holdings Plc *	25,746	1,713

Taiwan — 13.5%
Accton Technology Corp	297,200	2,875
Acer Inc	882,000	972
ASE Technology Holding Co Ltd	193,552	729
Asia Cement Corp	2,262,000	3,789
Asustek Computer Inc	128,886	1,683

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chailease Holding Co Ltd	1,426,804	$9,851
Cheng Shin Rubber Industry Co Ltd	502,000	848
Chicony Electronics Co Ltd	244,000	868
Chunghwa Telecom Co Ltd	907,000	3,544
Compal Electronics Inc	1,734,000	1,623
CTBC Financial Holding Co Ltd	8,327,000	6,450
Delta Electronics Inc	661,000	6,672
Eva Airways Corp *	1,552,000	854
Evergreen Marine Corp Taiwan Ltd	520,000	829
Formosa Chemicals & Fibre Corp	635,000	1,949
Formosa Plastics Corp	216,000	765
Fubon Financial Holding Co Ltd	4,440,477	8,839
Hon Hai Precision Industry Co Ltd	1,084,000	4,711
Innolux Corp	3,704,000	2,739
Keystone Microtech Corp	162,000	1,956
Kinsus Interconnect Technology Corp	732,000	2,873
LandMark Optoelectronics Corp	241,000	2,280
Largan Precision Co Ltd	41,000	4,613
Lite-On Technology Corp	684,000	1,505
MediaTek Inc	327,001	11,105
Mega Financial Holding Co Ltd	615,000	688
Merida Industry Co Ltd	229,000	2,801
Micro-Star International Co Ltd	1,558,000	9,501
Nan Ya Plastics Corp	640,000	1,790
Nien Made Enterprise Co Ltd	105,000	1,465
Parade Technologies Ltd	50,600	2,172
Phison Electronics Corp	59,000	1,010
Pou Chen	707,000	818
Powertech Technology Inc	378,250	1,398
Quanta Computer Inc	543,000	1,865
Realtek Semiconductor Corp	67,053	1,161
Silergy Corp	17,790	1,437
Simplo Technology Co Ltd	74,000	962
SinoPac Financial Holdings Co Ltd	2,082,000	938
Synnex Technology International Corp	604,000	1,154
T3EX Global Holdings Corp	444,000	859
Taishin Financial Holding Co Ltd	2,039,000	958
Taiwan Semiconductor Manufacturing
Co Ltd	5,662,278	116,488
Taiwan Semiconductor Manufacturing Co
Ltd ADR	112,208	13,272
Tong Hsing Electronic Industries Ltd	453,313	3,249
Tripod Technology Corp	190,000	936
Uni-President Enterprises Corp	2,662,000	6,811
United Microelectronics Corp	1,146,272	2,017
Wiwynn Corp	186,000	5,495
WPG Holdings Ltd	817,250	1,398
Yageo Corp *	114,000	2,209
Yuanta Financial Holding Co Ltd	2,152,927	1,698

		269,472

Thailand — 1.7%
Airports of Thailand PCL	582,800	1,287

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Airports of Thailand PCL NVDR	449,500	$993
Bangkok Bank PCL	359,100	1,448
Central Pattana PCL	1,194,800	2,227
Charoen Pokphand Foods PCL NVDR (A)	1,342,100	1,267
Chularat Hospital PCL NVDR	7,040,338	658
CP ALL PCL	1,008,100	2,234
Home Product Center PCL	16,267,354	7,704
Kasikornbank NVDR	230,200	1,068
Kasikornbank PCL	144,600	671
Mega Lifesciences PCL NVDR (A)	500,900	549
PTT Exploration & Production PCL NVDR	334,100	1,219
PTT PCL NVDR	4,330,828	5,682
RS PCL NVDR	932,100	865
Siam Cement PCL/The	158,300	2,021
Sri Trang Agro-Industry PCL NVDR	393,300	588
Thai Beverage PCL	3,986,450	2,196
Thai Union Group PCL, Cl F	3,568,100	1,678

		34,355

Turkey — 0.3%
BIM Birlesik Magazalar AS	71,697	612
Eregli Demir ve Celik Fabrikalari TAS	386,070	712
Ford Otomotiv Sanayi AS	27,679	646
Haci Omer Sabanci Holding AS	629,042	654
KOC Holding AS	300,637	705
Turk Telekomunikasyon AS	642,472	526
Turkcell Iletisim Hizmetleri AS	214,816	388
Turkiye Sise ve Cam Fabrikalari AS	2,449,477	2,155

		6,398

United Arab Emirates — 0.3%
Aldar Properties PJSC	1,774,459	1,817
Dubai Islamic Bank PJSC	599,114	742
Emaar Properties PJSC	3,483,689	3,357

		5,916

United Kingdom — 1.6%
Anglo American PLC	82,161	3,231
Antofagasta PLC	69,922	1,631
Fix Price Group Ltd GDR *	365,888	3,586
Hochschild Mining PLC	648,159	1,750
Kaspi.KZ JSC GDR	64,460	4,580
KAZ Minerals PLC	298,703	3,573
NAC Kazatomprom JSC GDR	51,104	1,257
Network International Holdings PLC	513,058	2,928
Polymetal International PLC	124,961	2,447
Polyus PJSC GDR	10,615	983
Rio Tinto PLC	38,449	2,944
Tullow Oil PLC *(A)	2,543,643	1,657
VTB Bank PJSC GDR	516,412	563

		31,130

United States — 0.4%
Flex Ltd *	110,071	2,015
Pagseguro Digital Ltd, Cl A *	48,179	2,231
Southern Copper Corp	22,231	1,509

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Star Bulk Carriers Corp *	117,621	$1,727
Vasta Platform Ltd, Cl A *	98,815	973

		8,455

Vietnam — 0.3%
Hoa Phat Group JSC	1,619,794	3,285
Vincom Retail JSC *	1,724,445	2,444

		5,729

Total Common Stock (Cost $1,342,649) ($ Thousands)		1,901,976

PREFERRED STOCK — 2.1%
Brazil — 0.7%
Banco Bradesco SA *(B)	1,972,477	9,312
Centrais Eletricas Brasileiras SA, 4.880%	88,200	541
Cia Paranaense de Energia, 2.720%	1,495,770	1,892
Itau Unibanco Holding SA (B)	265,983	1,317
Petroleo Brasileiro SA (B)	61,700	265

		13,327

Chile — 0.1%
Embotelladora Andina SA (B)	241,173	641
Sociedad Quimica y Minera de Chile SA, Cl B (B)	48,091	2,578

		3,219

South Korea — 1.3%
Hyundai Motor Co (B)	50,326	4,404
LG Chem Ltd (B)	8,171	2,772
Samsung Electronics Co Ltd (B)	299,551	19,322

		26,498

Total Preferred Stock (Cost $35,053) ($ Thousands)		43,044

	Number of Rights
RIGHTS — 0.0%
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Expires 04/19/2021 *	5,969	18
Hong Kong — 0.0%
China Resources Land *‡‡	11,200	–
KWG Group Holdings Ltd *‡‡	13,207	–
Shimao Group Holdings Ltd *‡‡	3,893	4
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	1,414	–

Total Rights (Cost $—) ($ Thousands)		22

Description	Number of Warrants		Market Value ($ Thousands)

WARRANT — 0.0%
Thailand — 0.0%
Minor International PCL, Expires 07/31/2023 *		1	$–

Total Warrant (Cost $—) ($ Thousands)			–

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997 0.000% (C)(D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares
AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.020% **†(E)		13,160,287	13,167

Total Affiliated Partnership (Cost $13,162) ($ Thousands)			13,167

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†		27,653,931	27,654

Total Cash Equivalent (Cost $27,654) ($ Thousands)			27,654

Total Investments in Securities — 99.7% (Cost $1,418,518) ($ Thousands)			$1,985,863

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI Emerging Markets	346	Jun-2021	$22,893	$22,879	$(14)

Percentages are based on Net Assets of $1,992,032 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

†	Investment in Affiliated Security (see Note 5).

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 9). The total market value of securities on loan at March 31, 2021 was $12,784 ($ Thousands).

(B)	No interest rate available.

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $13,167 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI —Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,896,854	5,122	–	1,901,976
Preferred Stock	43,044	–	–	43,044
Rights	22	–	–	22
Warrant	–	–	–	–
Debenture Bond	–	–	–	–
Affiliated Partnership	–	13,167	–	13,167
Cash Equivalent	27,654	–	–	27,654

Total Investments in Securities	1,967,574	18,289	–	1,985,863

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(14)	–	–	(14)

Total Other Financial Instruments	(14)	–	–	(14)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Market Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Depreciation	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$20,023	$71,706	$(78,559)	$—	$(3)	$13,167	13,160,287	$149	$—
SEI Daily Income Trust, Government Fund, Cl F	27,199	133,777	(133,322)	—	—	27,654	27,653,931	1	—

Totals	$47,222	$205,483	$(211,881)	$—	$(3)	$40,821		$150	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund

†Percentages based on total investments.

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 91.2%
Argentina — 0.0%
MercadoLibre Inc
2.375%, 01/14/2026	$	200	$199

Australia — 2.7%
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (A)		200	220
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	632
3.625%, 07/18/2022	EUR	300	371
Australia Government Bond
4.750%, 04/21/2027	AUD	820	762
4.500%, 04/21/2033		195	190
3.750%, 04/21/2037		1,463	1,336
3.250%, 04/21/2025		843	713
3.000%, 03/21/2047		2,513	2,036
2.750%, 04/21/2024		1,230	1,012
2.750%, 06/21/2035		1,243	1,016
2.750%, 05/21/2041		829	654
2.500%, 05/21/2030		923	755
2.250%, 05/21/2028		33	27
1.750%, 06/21/2051		972	592
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	119
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	403
0.375%, 04/11/2024		455	547
Glencore Finance Europe MTN
1.625%, 01/18/2022		240	285
1.500%, 10/15/2026		120	148
National Australia Bank
5.000%, 03/11/2024	AUD	750	644
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	268

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Westpac Banking MTN
1.250%, 01/14/2033	EUR	310	$404
Westpac Banking Corp MTN
0.500%, 05/17/2024		885	1,069

			14,203

Austria — 1.3%
JAB Holdings BV
1.000%, 12/20/2027		400	483
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		326	623
3.650%, 04/20/2022		1,045	1,283
2.400%, 05/23/2034		110	169
2.100%, 09/20/2117		50	102
0.850%, 06/30/2120		9	10
0.750%, 10/20/2026		1,194	1,501
0.750%, 03/20/2051		515	641
0.000%, 02/20/2030 (B)		810	966
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		525	880

			6,658

Belgium — 1.9%
Ageas
1.875%, VAR Euribor 3 Month+3.100%, 11/24/2051		200	232
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	293
Anheuser-Busch InBev Worldwide
4.000%, 04/13/2028	$	495	551
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)	EUR	470	946
3.750%, 06/22/2045		259	516
3.000%, 06/22/2034 (A)		346	558
2.600%, 06/22/2024 (A)		243	316
1.700%, 06/22/2050 (A)		321	468
1.600%, 06/22/2047 (A)		351	498
1.000%, 06/22/2026 (A)		370	469
1.000%, 06/22/2031 (A)		490	638
0.900%, 06/22/2029 (A)		533	685
0.800%, 06/22/2025 (A)		263	327
0.500%, 10/22/2024 (A)		267	326
0.200%, 10/22/2023 (A)		1,050	1,261
0.000%, 10/22/2027 (A)(B)		1,425	1,717
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	125

			9,926

Brazil — 0.0%
OEC Finance
7.125%, 12/26/2046	$	152	24

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.375%, 10/25/2029	$	103	$17

			41

Canada — 7.2%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	281
Bank of Montreal MTN
0.125%, 04/19/2021		280	329
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	674
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	69
Canada Housing Trust No. 1 (A)
2.250%, 12/15/2025		2,235	1,865
1.750%, 06/15/2022		2,465	1,997
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,386
2.750%, 12/01/2048		400	374
2.750%, 12/01/2048		300	280
2.500%, 06/01/2024		1,546	1,308
2.250%, 06/01/2029		1,314	1,119
1.500%, 06/01/2023		107	87
1.500%, 06/01/2026		7,545	6,150
1.000%, 09/01/2022		525	423
1.000%, 06/01/2027		1,375	1,088
0.750%, 09/01/2021		655	523
0.500%, 09/01/2025		1,874	1,469
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (B)	EUR	445	526
Canadian Treasury Bill
0.082%, 06/10/2021 (B)	CAD	3,669	2,919
Canadian When Issued Government Bond
2.000%, 12/01/2051		117	94
Cenovus Energy
5.375%, 07/15/2025	$	35	39
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	963
Government of Canada
3.500%, 12/01/2045	CAD	158	164
Husky Energy
4.400%, 04/15/2029	$	169	180
Ontario Teachers’ Finance Trust
0.500%, 05/06/2025	EUR	1,066	1,294
Province of Alberta Canada MTN
1.000%, 11/15/2021	GBP	650	901
Province of Ontario Canada
4.700%, 06/02/2037	CAD	1,355	1,383
4.650%, 06/02/2041		540	560
2.800%, 06/02/2048		2,200	1,761
2.600%, 06/02/2025		1,614	1,359
2.400%, 06/02/2026		585	488
1.600%, 02/25/2031	$	630	602

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	1,533	$2,054
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	796
3.500%, 12/01/2048		520	473
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	483
Rogers Communications
4.000%, 06/06/2022	CAD	165	136
Suncor Energy MTN
3.100%, 11/26/2021		900	728
Toronto-Dominion Bank
0.000%, 02/09/2024 (B)	EUR	490	583

			37,908

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
2.041%, 09/10/2058 (B)	$	311	8

China — 7.6%
Alibaba Group Holdings LLC
3.400%, 12/06/2027		260	279
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,746
3.650%, 05/21/2029		18,120	2,767
3.480%, 01/08/2029		23,680	3,575
3.390%, 07/10/2027		9,530	1,441
3.230%, 01/10/2025		11,360	1,727
China Government Bond
3.810%, 09/14/2050		39,450	6,125
3.390%, 03/16/2050		11,370	1,629
3.280%, 12/03/2027		55,350	8,498
3.270%, 11/19/2030		22,180	3,407
3.020%, 10/22/2025		100	15
2.850%, 06/04/2027		12,510	1,871
2.680%, 05/21/2030		9,380	1,366
2.360%, 07/02/2023		18,330	2,767
1.990%, 04/09/2025		12,970	1,899
Prosus
3.680%, 01/21/2030 (A)	$	275	284
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		280	278
Tencent Holdings Ltd MTN
2.390%, 06/03/2030	CNY	285	275
Weibo
3.500%, 07/05/2024	$	200	211

			40,160

Colombia — 0.5%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	583
7.750%, 09/18/2030		3,567,200	1,020
7.500%, 08/26/2026		1,100,600	324

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.250%, 10/18/2034	COP	164,600	$44
7.000%, 05/04/2022		312,500	89
7.000%, 06/30/2032		968,800	256
6.000%, 04/28/2028		1,690,100	450
5.750%, 11/03/2027		176,100	47

			2,813

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	355
2.500%, 08/25/2028		14,630	691

			1,046

Denmark — 0.4%
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471% (C)	EUR	344	420
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	573
1.500%, 11/15/2023		4,025	670
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	296
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/2099		210	277

			2,236

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	207

Finland — 0.3%
Finland Government Bond (A)
1.375%, 04/15/2047		130	189
0.000%, 09/15/2030 (B)		409	487
Government of Finland
0.875%, 09/15/2025 (A)		355	445
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026		480	582

			1,703

France — 6.5%
BNP Paribas
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.916% (C)	$	340	353
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	739
2.875%, 10/01/2026	EUR	160	211
1.250%, 03/19/2025		375	461
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	485
BPCE
1.000%, 01/20/2026 (A)	$	950	927

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
BPCE MTN
2.000%, 06/05/2025	AUD	440	$344
1.125%, 01/18/2023	EUR	300	360
BPCE SFH MTN
3.750%, 09/13/2021		200	239
Bpifrance
0.064%, 11/25/2022 (B)		600	711
Caisse d’Amortissement de la Dette Sociale
1.375%, 01/20/2031 (A)	$	953	903
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028	EUR	100	145
0.500%, 01/19/2026		500	611
Cie de Financement Foncier
0.375%, 12/11/2024		300	363
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	670
CNP Assurances
1.875%, 10/20/2022	EUR	200	242
Credit Agricole
7.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.898% (C)	$	200	224
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048	EUR	200	287
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	395
0.250%, 02/23/2024		700	840
Dexia Credit Local MTN
0.625%, 02/03/2024		200	242
0.500%, 01/17/2025		300	364
0.000%, 05/29/2024 (B)		1,200	1,428
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794% (C)		200	267
4.000%, 11/12/2025		350	487
Elis SA
1.000%, 04/03/2025		100	115
Engie MTN
0.875%, 03/27/2024		300	363
0.375%, 02/28/2023		100	119
French Republic Government Bond OAT
5.750%, 10/25/2032		403	787
4.500%, 04/25/2041		369	769
4.000%, 10/25/2038		99	188
4.000%, 04/25/2055 (A)		195	446
2.750%, 10/25/2027		242	344
2.500%, 05/25/2030		238	347
1.750%, 05/25/2023		2,359	2,916
1.750%, 06/25/2039 (A)		60	87
1.750%, 05/25/2066 (A)		277	427
1.500%, 05/25/2050 (A)		1,035	1,451

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.750%, 05/25/2028	EUR	279	$353
0.750%, 11/25/2028		277	351
0.500%, 05/25/2029		284	353
0.500%, 06/25/2044 (A)		1,380	1,589
0.000%, 03/25/2025 (B)		1,456	1,750
0.000%, 02/25/2023 (B)		1,007	1,198
0.000%, 02/25/2026 (B)		795	957
0.000%, 11/25/2029 (B)		297	354
0.000%, 11/25/2030 (B)		270	319
Orange MTN
2.500%, 03/01/2023		500	618
SNCF Reseau MTN
2.000%, 02/05/2048		300	425
SNCF Reseau EPIC MTN
5.500%, 12/01/2021	GBP	205	293
4.250%, 10/07/2026	EUR	200	293
2.250%, 12/20/2047		300	451
1.125%, 05/19/2027		300	380
1.125%, 05/25/2030		200	255
Societe Generale
4.250%, 04/14/2025 (A)	$	325	352
Societe Generale MTN
1.125%, 01/23/2025	EUR	100	121
Societe Nationale SNCF
1.000%, 05/25/2040		400	473
SPCM SA
2.000%, 02/01/2026		117	140
Suez
2.875%, VAR EUR Swap Annual 5 Yr+2.504% (C)		300	366
TOTAL MTN (C)
3.369%, VAR EUR Swap Annual 5 Yr+3.350%		260	338
1.750%, VAR EUR Swap Annual 5 Yr+1.765%		115	138
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	499
UNEDIC ASSEO MTN
1.250%, 05/25/2033	EUR	700	925
WEA Finance LLC
2.875%, 01/15/2027 (A)	$	285	283

			34,231

Germany — 4.6%
ADLER Group
3.250%, 08/05/2025	EUR	200	245
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		411	795
3.250%, 07/04/2042		954	1,878
1.250%, 08/15/2048		1,626	2,437
0.500%, 02/15/2026		138	172
0.281%, 08/15/2026 (B)		915	1,112

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.250%, 02/15/2027	EUR	2,160	$2,667
0.000%, 08/15/2030 (B)		1,835	2,236
0.000%, 05/15/2035 (B)		671	795
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	228
Commerzbank MTN
4.000%, VAR EUR Swap Annual 5 Yr+4.350%, 12/05/2030		200	256
Daimler International Finance BV MTN
0.250%, 11/06/2023		430	509
Deutsche Bank NY
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	$	415	416
Deutsche Telekom MTN
1.750%, 12/09/2049	EUR	100	121
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		225	269
E.ON MTN
0.000%, 12/18/2023 (B)		550	649
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)		175	209
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	160,000	2,012
0.500%, 09/15/2027	EUR	510	631
0.125%, 06/07/2023		1,020	1,219
Kreditanstalt fuer Wiederaufbau MTN
0.000%, 09/30/2026 (B)		1,744	2,095
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	280
Merck Financial Services GmbH MTN
0.125%, 07/16/2025		400	474
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)	$	775	766
Vertical Midco GmbH
4.375%, 07/15/2027 (A)	EUR	240	296
Volkswagen International Finance
1.125%, 10/02/2023		400	484
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	630
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027		298	350

			24,231

Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	1,013

Indonesia — 0.6%
Indonesia Government International Bond
8.375%, 03/15/2034	IDR	20,797,000	1,566
1.450%, 09/18/2026	EUR	300	363

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	2,199,000	$154
7.375%, 05/15/2048		7,641,000	523
7.000%, 09/15/2030		2,246,000	156
6.500%, 06/15/2025		2,408,000	170
6.500%, 02/15/2031		4,719,000	318

			3,250

Ireland — 0.5%
AerCap Ireland Capital DAC
4.500%, 09/15/2023	$	205	220
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	382
Ireland Government Bond
5.400%, 03/13/2025		351	510
1.500%, 05/15/2050		250	351
1.100%, 05/15/2029		670	869
Smurfit Kappa Acquisitions ULC
2.875%, 01/15/2026		265	346

			2,678

Israel — 0.2%
Israel Government Bond
5.500%, 01/31/2042	ILS	276	134
4.250%, 03/31/2023		2,521	817
2.000%, 03/31/2027		925	299

			1,250

Italy — 5.6%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	230	331
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	293
Eni
4.250%, 05/09/2029 (A)	$	515	575
FCA Bank MTN
1.000%, 11/15/2021	EUR	700	829
Intesa Sanpaolo MTN
3.625%, 12/05/2022		200	251
2.125%, 05/26/2025		330	416
0.750%, 12/04/2024		350	420
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,285	2,461
3.850%, 09/01/2049 (A)		393	697
3.750%, 05/01/2021 (A)		386	455
3.500%, 03/01/2030 (A)		211	312
3.100%, 03/01/2040 (A)		122	186
3.000%, 08/01/2029		1,609	2,282
2.800%, 03/01/2067 (A)		90	132
2.700%, 03/01/2047 (A)		55	80
2.450%, 09/01/2033 (A)		98	136
2.000%, 02/01/2028		381	500
1.850%, 07/01/2025 (A)		2,274	2,891

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.800%, 03/01/2041 (A)	EUR	247	$312
1.700%, 09/01/2051 (A)		361	429
1.500%, 04/30/2045 (A)		1,183	1,397
1.350%, 04/15/2022		4,630	5,541
0.950%, 03/01/2023		449	541
0.950%, 03/01/2037 (A)		1,549	1,773
0.600%, 08/01/2031 (A)		1,730	2,013
0.500%, 02/01/2026		2,583	3,108
UniCredit MTN
6.572%, 01/14/2022 (A)	$	350	365
4.875%, VAR EUAMDB05+4.739%, 02/20/2029	EUR	220	283
1.250%, VAR Euribor 3 Month+1.600%, 06/16/2026		460	557

			29,566

Japan — 16.4%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,211
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	7,877
0.400%, 06/20/2025		64,950	601
0.100%, 06/20/2026		74,300	679
0.100%, 03/20/2027		71,550	654
Government of Japan 20 Year Bond
1.900%, 09/20/2022		406,050	3,783
1.700%, 06/20/2033		1,207,550	12,915
1.400%, 09/20/2034		444,650	4,635
1.000%, 12/20/2035		50,000	498
0.700%, 03/20/2037		38,450	367
0.500%, 09/20/2036		451,400	4,190
0.200%, 06/20/2036		169,400	1,505
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		91,350	970
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		40,300	426
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		87,200	912
Government of Japan 30 Year Bond
0.800%, 09/20/2047		709,500	6,710
0.300%, 06/20/2046		74,600	629
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,442
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		387,700	4,631
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		212,700	2,470
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		252,050	2,956
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	1,933

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043	JPY	207,550	$2,374
Government of Japan 40 Year Bond
0.400%, 03/20/2056		331,950	2,740
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	472
Japan Government Ten Year Bond
0.100%, 09/20/2027		297,250	2,715
0.100%, 03/20/2029		35,900	327
Japan Government Thirty Year Bond
0.600%, 09/20/2050		79,100	703
Japan Treasury Discount Bill
0.000%, 05/17/2021 (B)		1,273,650	11,528
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	297
Mizuho Financial Group MTN
0.956%, 10/16/2024		385	467
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	$	450	492
Nissan Motor
2.652%, 03/17/2026	EUR	165	210
NTT Finance
1.162%, 04/03/2026 (A)	$	345	340
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	516
0.750%, 07/09/2027		125	151

			86,326

Luxembourg — 0.1%
Prologis International Funding II
2.375%, 11/14/2030		200	273

Malaysia — 1.3%
Malaysia Government Bond
4.232%, 06/30/2031	MYR	635	161
4.181%, 07/15/2024		3,360	855
4.048%, 09/30/2021		3,380	824
3.955%, 09/15/2025		3,440	874
3.885%, 08/15/2029		2,032	510
3.882%, 03/10/2022		568	140
3.828%, 07/05/2034		2,337	559
3.795%, 09/30/2022		3,430	849
3.502%, 05/31/2027		7,477	1,860

			6,632

Mexico — 1.7%
Mexican Bonos
8.000%, 11/07/2047	MXN	15,967	800
7.750%, 11/23/2034		3,714	191
7.750%, 11/13/2042		25,845	1,275
7.500%, 06/03/2027		6,124	319
5.750%, 03/05/2026		14,711	713

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	5,356	$263
Mexican Bonos, Ser M20
10.000%, 12/05/2024		38,190	2,132
8.500%, 05/31/2029		8,114	445
7.750%, 05/29/2031		19,502	1,016
Mexican Bonos, Ser M30
10.000%, 11/20/2036		17,044	1,040
8.500%, 11/18/2038		2,546	137
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	335

			8,666

Netherlands — 2.3%
ABN AMRO Bank
4.750%, 07/28/2025	$	305	341
ABN AMRO Bank MTN
1.250%, 01/10/2033	EUR	300	398
ASR Nederland
3.375%, VAR EUR Swap Annual 5 Yr+4.000%, 05/02/2049		255	335
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,503
Cooperatieve Rabobank
3.250%, VAR EUR Swap Annual 5 Yr+3.702% (C)		200	240
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	323
4.625%, 05/23/2029		130	211
1.250%, 05/31/2032	EUR	300	397
Heineken MTN
1.000%, 05/04/2026		335	412
ING Groep
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342% (C)	$	200	218
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	217
Lincoln Financing SARL
3.625%, 04/01/2024 (A)		170	202
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	371
0.625%, 01/18/2027		225	279
Netherlands Government Bond (A)
4.000%, 01/15/2037		166	316
2.500%, 01/15/2033		550	846
2.000%, 07/15/2024		345	441
0.500%, 07/15/2026		570	708
0.500%, 01/15/2040		382	477
0.250%, 07/15/2025		922	1,126
0.000%, 01/15/2022 (B)		914	1,079
0.000%, 07/15/2031 (B)		1,014	1,211
0.000%, 01/15/2052 (B)		330	350

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Q-Park Holding
2.000%, 03/01/2027	EUR	122	$137

			12,138

New Zealand — 0.9%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	1,997	1,546
3.000%, 04/20/2029		345	269
2.750%, 04/15/2025		1,289	975
2.750%, 04/15/2037		80	59
1.750%, 05/15/2041		437	263
1.500%, 05/15/2031		1,643	1,116
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		479	390

			4,618

Norway — 0.8%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080% (C)		$355	368
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	2,516	314
2.000%, 05/24/2023		5,358	647
2.000%, 04/26/2028		1,654	203
1.750%, 02/17/2027		5,565	673
1.750%, 09/06/2029		3,600	434
1.500%, 02/19/2026		3,843	459
1.375%, 08/19/2030		1,474	171
1.250%, 09/17/2031		6,520	742

			4,011

Oman — 0.0%
Oman Government International Bond
6.250%, 01/25/2031 (A)		$200	209

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		21	22

Poland — 0.2%
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	419
2.500%, 07/25/2027		1,860	511

			930

Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037	EUR	277	495
2.200%, 10/17/2022		775	951
1.950%, 06/15/2029		199	270
0.700%, 10/15/2027		735	910

			2,626

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Romania — 0.1%
Romania Government Bond
3.650%, 07/28/2025	RON	1,540	$384
Romanian Government International Bond MTN
1.375%, 12/02/2029	EUR	287	335

			719

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	278

Singapore — 1.9%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,341	1,125
3.375%, 09/01/2033		112	96
3.125%, 09/01/2022		3,592	2,773
3.000%, 09/01/2024		4,204	3,367
2.875%, 07/01/2029		136	111
2.750%, 07/01/2023		1,013	790
2.750%, 04/01/2042		114	94
2.750%, 03/01/2046		200	166
2.250%, 08/01/2036		162	124
2.125%, 06/01/2026		1,259	986
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	513

			10,145

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	101

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	717

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		220	274

South Korea — 0.9%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	530
Korea Treasury Bond
3.000%, 09/10/2024	KRW	1,206,590	1,125
2.625%, 09/10/2035		240,610	225
1.875%, 06/10/2029		401,030	353
1.500%, 12/10/2026		994,000	868
1.500%, 12/10/2030		1,178,530	994
1.125%, 09/10/2025		665,210	577
SK Hynix
1.500%, 01/19/2026 (A)		$285	280

			4,952

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Spain — 4.0%
AYT Cedulas Cajas Global FTA
3.750%, 12/14/2022	EUR	600	$755
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024		200	255
Banco de Sabadell
0.625%, VAR EUSA1+0.970%, 11/07/2025		400	472
Banco Santander
5.179%, 11/19/2025	$	400	455
2.749%, 12/03/2030		200	190
1.000%, 03/03/2022	EUR	400	476
CaixaBank
1.250%, 01/11/2027		500	636
1.125%, 11/12/2026		300	362
CaixaBank MTN
1.375%, 06/19/2026		300	367
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	371
Naturgy Finance BV
4.125%, VAR EUR Swap Annual 8 Yr+3.353% (C)		200	247
Spain Government Bond
6.000%, 01/31/2029		80	138
4.700%, 07/30/2041 (A)		478	950
3.450%, 07/30/2066 (A)		272	511
2.700%, 10/31/2048 (A)		419	666
2.350%, 07/30/2033 (A)		523	749
1.950%, 07/30/2030 (A)		104	142
1.850%, 07/30/2035 (A)		135	184
1.600%, 04/30/2025 (A)		209	265
1.500%, 04/30/2027 (A)		393	509
1.400%, 04/30/2028 (A)		635	821
1.250%, 10/31/2030 (A)		1,575	2,022
1.200%, 10/31/2040 (A)		1,140	1,394
1.000%, 10/31/2050 (A)		221	243
0.800%, 07/30/2027 (A)		3,099	3,850
0.800%, 07/30/2027 (A)		353	439
0.600%, 10/31/2029 (A)		116	142
0.500%, 04/30/2030 (A)		188	227
0.000%, 05/31/2024 (B)		1,355	1,613
0.000%, 01/31/2025 (B)		973	1,160
Telefonica Europe BV (C)
4.375%, VAR EUR Swap Annual 6 Yr+4.107%		300	383
3.750%, VAR EUR Swap Annual 5 Yr+3.858%		100	121

			21,115

Supra-National — 1.5%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	3,032

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	695	$852
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	496
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,573
0.250%, 10/14/2024	EUR	156	189
European Stability Mechanism MTN
1.000%, 09/23/2025		570	714
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	830

			7,686

Sweden — 0.6%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	688
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388% (C)		$200	217
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024	EUR	460	553
Stadshypotek MTN
0.375%, 02/22/2023		485	579
Swedbank
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.134% (C)		$200	214
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	427
Sweden Government Bond
0.125%, 05/12/2031 (A)	SEK	4,810	536

			3,214

Switzerland — 0.7%
Credit Suisse Group (C)
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%		$286	302
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (A)		200	212
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	351
Government of Switzerland
2.000%, 04/28/2021	CHF	735	782
2.000%, 05/25/2022		75	82
1.500%, 04/30/2042		408	573
1.250%, 06/11/2024		405	458
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		$200	227
Tyco Electronics Group
0.113%, 02/16/2029	CHF	308	349

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
UBS Group Funding Switzerland
1.750%, 11/16/2022	EUR	427	$518

			3,854

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	654
4.675%, 06/29/2044		17,119	724
3.650%, 12/17/2021		11,020	361
3.625%, 06/16/2023		5,375	184
3.300%, 06/17/2038		3,522	123
2.125%, 12/17/2026		7,336	246

			2,292

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	310

United Arab Emirates — 0.1%
DP World Crescent MTN
4.848%, 09/26/2028		$265	296

United Kingdom — 6.9%
Barclays MTN
4.000%, 06/26/2029	AUD	500	405
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	251
BAT Capital
4.906%, 04/02/2030		$105	120
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	100
1.250%, 03/13/2027	EUR	333	403
BG Energy Capital MTN
2.250%, 11/21/2029		400	540
BP Capital Markets (C)
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.036%		$470	497
3.250%, VAR EUR Swap Annual 5 Yr+3.880%	EUR	110	138
BP Capital Markets MTN
1.117%, 01/25/2024		165	201
0.831%, 11/08/2027		130	158
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	140
2.625%, 09/22/2038		100	140
Centrica MTN
4.375%, 03/13/2029		164	268
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	256
CK Hutchison Group Telecom Finance
1.500%, 10/17/2031		330	406

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023	EUR	220	$274
1.750%, 09/12/2025		130	163
CPUK Finance
3.588%, 08/28/2025	GBP	215	318
DS Smith MTN
1.375%, 07/26/2024	EUR	430	525
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	381
Heathrow Funding MTN
2.750%, 08/09/2049		160	210
1.875%, 05/23/2022	EUR	235	282
HSBC Holdings
6.375%, VAR USD ICE Swap 11:00 NY 5 Yr+4.368% (C)		$200	220
6.000%, VAR EUR Swap Annual 5 Yr+5.338% (C)	EUR	200	256
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	247
HSBC Holdings MTN
6.000%, 03/29/2040		70	134
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	177
INEOS Quattro Finance 2
2.500%, 01/15/2026 (A)		235	276
Natwest Group
2.523%, VAR ICE LIBOR USD 3 Month+2.320% (C)		$200	195
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	291
Rolls-Royce MTN
0.875%, 05/09/2024	EUR	140	158
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	151
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	412
Sky PLC MTN
2.250%, 11/17/2025		275	357
Standard Chartered (A)
1.722%, VAR ICE LIBOR USD 3 Month+1.510% (C)		$500	467
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 01/14/2027		355	347
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	293
United Kingdom Gilt
5.000%, 03/07/2025		43	70
4.500%, 12/07/2042		279	613
4.250%, 03/07/2036		56	110
4.250%, 09/07/2039		53	109
4.250%, 12/07/2040		1,266	2,641
4.250%, 12/07/2046		476	1,063

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.250%, 12/07/2049	GBP	108	$251
3.750%, 07/22/2052		80	178
3.500%, 01/22/2045		902	1,781
3.250%, 01/22/2044		457	862
2.750%, 09/07/2024		806	1,209
2.500%, 07/22/2065		1,197	2,336
2.250%, 09/07/2023		19	28
1.750%, 09/07/2022		2,090	2,954
1.750%, 09/07/2037		74	110
1.500%, 07/22/2047		194	274
1.250%, 10/22/2041		79	107
1.000%, 04/22/2024		52	74
0.750%, 07/22/2023		3,010	4,215
0.625%, 06/07/2025		52	73
0.625%, 10/22/2050		770	867
0.500%, 10/22/2061		828	860
0.125%, 01/30/2026		1,858	2,532
0.125%, 01/31/2028		460	614
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		266	478
United Kingdom Treasury
4.750%, 12/07/2038		51	110
Vodafone Group MTN
4.200%, 12/13/2027	AUD	490	412
Western Power Distribution West Midlands PLC
3.875%, 10/17/2024	GBP	230	348
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	345
Zurich Finance PLC MTN
6.625%, 10/30/2049 (D)		235	349

			36,130

United States — 9.2%
AbbVie
2.300%, 11/21/2022		$800	823
Air Lease
3.625%, 04/01/2027		21	22
Air Lease MTN
2.875%, 01/15/2026		113	117
Aircastle
5.250%, 08/11/2025 (A)		261	284
5.000%, 04/01/2023		4	4
4.400%, 09/25/2023		50	53
4.250%, 06/15/2026		4	4
4.125%, 05/01/2024		22	23
Alleghany
3.625%, 05/15/2030		336	362
Altria Group
3.125%, 06/15/2031	EUR	310	419
2.200%, 06/15/2027		330	418

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
American Express (C)
3.622%, VAR ICE LIBOR USD 3 Month+3.428%		$14	$14
3.469%, VAR ICE LIBOR USD 3 Month+3.285%		29	29
American Honda Finance
1.950%, 10/18/2024	EUR	159	200
0.350%, 08/26/2022		375	444
American Tower
1.300%, 09/15/2025		$535	533
Apple
0.700%, 02/08/2026		880	863
Ardagh Metal Packaging Finance USA
2.000%, 09/01/2028 (A)	EUR	250	294
AT&T
2.875%, VAR EUAMDB05+3.140% (C)		200	234
1.800%, 09/05/2026		365	463
1.650%, 02/01/2028		$870	841
1.600%, 05/19/2028	EUR	170	213
Aviation Capital Group
1.950%, 01/30/2026 (A)		$51	50
Aviation Capital Group LLC (A)
5.500%, 12/15/2024		80	89
4.375%, 01/30/2024		27	29
3.875%, 05/01/2023		12	13
3.500%, 11/01/2027		8	8
Axalta Coating Systems LLC
3.375%, 02/15/2029 (A)		210	205
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174% (C)		67	75
Bank of America MTN
2.375%, 06/19/2024	EUR	835	1,057
Becton Dickinson
1.213%, 02/12/2036		$129	151
0.632%, 06/04/2023		200	238
Berkshire Hathaway
0.625%, 01/17/2023	EUR	265	316
0.500%, 01/15/2041		170	178
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	222
Boardwalk Pipelines
4.800%, 05/03/2029		$119	131
Booking Holdings
4.625%, 04/13/2030		80	93
2.375%, 09/23/2024		355	450
0.500%, 03/08/2028		110	130
Boston Properties LP
2.900%, 03/15/2030		195	197
Bristol-Myers Squibb
0.537%, 11/13/2023		950	950

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Broadcom
5.000%, 04/15/2030		$185	$210
Capital One Financial
1.650%, 06/12/2029	EUR	300	375
0.800%, 06/12/2024		291	350
Carnival
1.000%, 10/28/2029		316	285
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971% (C)		$395	438
0.750%, 03/18/2024		420	422
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	410
0.875%, 06/15/2027		115	140
0.300%, 12/15/2024		190	225
Citigroup
4.289%, VAR ICE LIBOR USD 3 Month+4.095% (C)		$210	209
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.597% (C)		71	72
2.666%, VAR United States Secured Overnight Financing Rate+1.146%, 01/29/2031		215	216
Citigroup MTN
0.750%, 10/26/2023	EUR	115	138
Comcast
2.650%, 02/01/2030		$220	225
CyrusOne
1.450%, 01/22/2027	EUR	154	182
Delta Airlines Inc
4.500%, 10/20/2025 (A)		$125	133
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	131
Digital Dutch Finco BV
0.625%, 07/15/2025		350	420
Digital Euro Finco
1.125%, 04/09/2028		510	617
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028		$400	427
Emerson Electric
0.375%, 05/22/2024	EUR	350	418
Enable Midstream Partners
4.950%, 05/15/2028		$39	43
4.400%, 03/15/2027		214	231
Exxon Mobil
0.835%, 06/26/2032	EUR	600	701
FedEx
0.700%, 05/13/2022		108	128
Fidelity National Information Services
0.625%, 12/03/2025		185	222

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.125%, 12/03/2022	EUR	500	$591
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215% (C)		$65	69
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	331
5.875%, 01/18/2033		160	298
General Motors Financial
0.850%, 02/26/2026	EUR	125	149
General Motors Financial MTN
0.955%, 09/07/2023		275	329
Gilead Sciences Inc
0.750%, 09/29/2023		$725	726
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023		715	715
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	1,112
1.625%, 07/27/2026		170	213
Harley-Davidson Financial Services
3.875%, 05/19/2023		110	139
0.900%, 11/19/2024		335	400
Hilton Domestic Operating
3.625%, 02/15/2032 (A)		$215	209
Host Hotels & Resorts
3.500%, 09/15/2030		200	200
Intercontinental Exchange
0.700%, 06/15/2023		535	537
International Business Machines
3.500%, 05/15/2029		275	299
2.850%, 05/13/2022		990	1,018
International Flavors & Fragrances
1.800%, 09/25/2026	EUR	100	126
Interpublic Group of Cos Inc/The
2.400%, 03/01/2031		$101	99
IQVIA
2.875%, 06/15/2028 (A)	EUR	180	217
Johnson Controls International PLC
1.375%, 02/25/2025		395	487
JPMorgan Chase (C)
7.900%, VAR ICE LIBOR USD 3 Month+3.470%		$91	91
4.005%, VAR ICE LIBOR USD 3 Month+3.800%		78	78
3.522%, VAR ICE LIBOR USD 3 Month+3.320%		46	46
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027	EUR	660	808
Las Vegas Sands
3.900%, 08/08/2029		$245	252

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lear
4.250%, 05/15/2029		$35	$39
3.500%, 05/30/2030		42	44
Level 3 Financing
3.750%, 07/15/2029 (A)		150	147
Levi Strauss & Co
3.500%, 03/01/2031 (A)		47	45
Liberty Mutual Group
3.625%, VAR EUR Swap Annual 5 Yr+3.700%, 05/23/2059	EUR	300	359
Marriott International
4.650%, 12/01/2028		$120	134
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	1,006
Mattel Inc (A)
3.750%, 04/01/2029		138	140
3.375%, 04/01/2026		138	142
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	131
1.125%, 03/07/2027		400	495
0.250%, 07/02/2025		115	137
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	1,027
Mondelez International
0.250%, 03/17/2028	EUR	470	549
Moody’s
1.750%, 03/09/2027		375	480
Morgan Stanley
4.051%, VAR ICE LIBOR USD 3 Month+3.810% (C)		$192	192
3.851%, VAR ICE LIBOR USD 3 Month+3.610% (C)		23	23
1.875%, 03/30/2023	EUR	330	404
Morgan Stanley MTN
1.375%, 10/27/2026		360	449
0.529%, VAR United States Secured Overnight Financing Rate+0.455%, 01/25/2024		$1,000	998
0.141%, VAR Euribor 3 Month+0.400%, 05/21/2021	EUR	850	1,000
National Grid North America MTN
1.000%, 07/12/2024		300	364
National Oil Well
3.600%, 12/01/2029		$205	206
Netflix Inc
3.625%, 05/15/2027		200	269
Newell Brands Inc
4.700%, 04/01/2026		140	155
ONEOK
6.350%, 01/15/2031		89	111
Oracle
3.650%, 03/25/2041		370	374

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Philip Morris International
1.450%, 08/01/2039	EUR	115	$129
0.625%, 11/08/2024		285	341
Philip Morris International MTN
2.875%, 03/03/2026		170	226
Pioneer Natural Resources
2.150%, 01/15/2031		$196	184
Plains All American Pipeline
4.500%, 12/15/2026		204	224
3.550%, 12/15/2029		79	79
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678% (C)		27	27
2.200%, 11/01/2024		885	930
PNC Funding
3.300%, 03/08/2022		150	154
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	314
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042		199	210
Ross Stores
4.700%, 04/15/2027		265	301
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	375
Simon International Finance SCA
1.250%, 05/13/2025		134	165
SLM
4.200%, 10/29/2025		$165	173
Spirit Realty LP
2.100%, 03/15/2028		355	345
Starbucks Corp
1.300%, 05/07/2022		350	354
T-Mobile USA
3.375%, 04/15/2029		138	139
2.875%, 02/15/2031		77	74
2.625%, 04/15/2026		131	133
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	561
UnitedHealth Group
1.250%, 01/15/2026		$175	175
US Bancorp
3.727%, VAR ICE LIBOR USD 3 Month+3.486% (C)		136	136
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	273
Verizon Communications
4.016%, 12/03/2029		$391	437
2.100%, 03/22/2028		445	447
0.875%, 04/08/2027	EUR	175	214
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	302

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.050%, 02/17/2025	AUD	680	$573
ViacomCBS
3.700%, 06/01/2028		$180	195
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453% (C)		132	133
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	491
2.000%, 04/27/2026	EUR	210	268
1.375%, 06/30/2022	GBP	195	271
0.500%, 04/26/2024	EUR	500	596
Welltower Inc
4.500%, 12/01/2034	GBP	140	230
Western Union
2.750%, 03/15/2031		$355	339
WPC Eurobond BV
1.350%, 04/15/2028	EUR	405	491

			48,575

Total Global Bonds (Cost $465,612) ($ Thousands)			480,436

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bill
0.223%, 04/20/2021 (B)		$14,556	14,556
U.S. Treasury Bond
1.921%, 11/15/2050 (B)		1,229	590
U.S. Treasury Notes
0.500%, 03/31/2025		94	93
0.375%, 03/31/2022		1,081	1,084
0.125%, 11/30/2022		8,322	8,320

Total U.S. Treasury Obligations (Cost $24,758) ($ Thousands)			24,643

MORTGAGE-BACKED SECURITIES — 0.2%

Agency Mortgage-Backed Obligation — 0.2%
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2016-HQA1, Cl M3 6.459%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028		192	205
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2017-DNA2, Cl M2 3.559%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029		470	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.109%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	$135	$136
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.359%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	62	64
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.459%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	85	88

		980

Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.636%, 09/25/2034 (D)	9	8
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.444%, 12/25/2034 (D)	25	26
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	139	142

		176

Total Mortgage-Backed Securities (Cost $1,141) ($ Thousands)		1,156

Total Investments in Securities — 96.1% (Cost $491,511) ($ Thousands)		$506,235

	Contracts

PURCHASED SWAPTION* — 0.0%
Total Purchased Swaption (E) (Cost $18) ($ Thousands)	2,000,000	$–

WRITTEN SWAPTION* — 0.0%
Total Written Swaption (E) (Premiums Received $4) ($ Thousands)	(2,000,000)	$–

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

A list of the OTC swaptions contracts held by the Fund at March 31, 2021, is as follows:

		Number of Contracts/			Value
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	(Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption*	Bank of America Merill Lynch	$2,000,000	$0.03	04/17/2021	$—

WRITTEN SWAPTION — 0.0%
Put Swaptions
Swaption *	Bank of America Merill Lynch	(2,000,000)	$0.04	04/17/2021	$—

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Australian 3-Year Bond	12	Jun-2021	$1,082	$1,070	$1
Australian 3-Year Bond	(17)	Jun-2021	(1,534)	(1,515)	(1)
Australian 10-Year Bond	(16)	Jun-2021	(1,707)	(1,683)	(6)
Australian 10-Year Bond	6	Jun-2021	642	631	(3)
Canadian 5-Year Bond	(18)	Jun-2021	(1,819)	(1,803)	21
Canadian 10-Year Bond	(36)	Jun-2021	(4,064)	(3,975)	99
Canadian 10-Year Bond	17	Jun-2021	1,898	1,877	(23)
Euro	(240)	Jun-2021	(36,240)	(35,226)	1,014
Euro-Bob	31	Jun-2021	5,016	4,922	3
Euro-BTP	(4)	Jun-2021	(715)	(702)	(6)
Euro-Bund	4	Jun-2021	811	805	1
Euro-Bund	68	Jun-2021	13,966	13,689	8
Euro-Buxl	(5)	Jun-2021	(1,233)	(1,211)	6
Euro-Buxl	4	Jun-2021	994	969	(5)
Euro-OAT	51	Jun-2021	9,902	9,707	14
Euro-Schatz	(59)	Jun-2021	(7,938)	(7,773)	(1)
Japanese 10-Year Bond	23	Jun-2021	31,847	31,463	37
Japanese 10-Year Government Bond E-MINI	8	Jun-2021	1,109	1,093	1
Long Gilt 10-Year Bond	3	Jul-2021	544	528	(7)
Long Gilt 10-Year Bond	(8)	Jul-2021	(1,414)	(1,408)	4
Short-Term Euro-BTP	24	Jun-2021	3,275	3,192	5
U.S. 2-Year Treasury Note	(77)	Jul-2021	(17,007)	(16,996)	11
U.S. 5-Year Treasury Note	(123)	Jul-2021	(15,317)	(15,178)	139
U.S. 10-Year Treasury Note	(30)	Jun-2021	(3,946)	(3,928)	18
U.S. 10-Year Treasury Note	26	Jun-2021	3,490	3,404	(86)
U.S. Long Treasury Bond	(6)	Jun-2021	(927)	(928)	–
U.S. Long Treasury Bond	25	Jun-2021	3,912	3,865	(47)
U.S. Ultra Long Treasury Bond	(16)	Jun-2021	(2,963)	(2,900)	63
Ultra 10-Year U.S. Treasury Note	(100)	Jun-2021	(14,705)	(14,369)	337

			$(33,041)	$(32,380)	$1,597

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/07/21	USD	16	CHF	15	$—
Bank of America	04/07/21	SEK	140	USD	17	1
Bank of America	04/07/21	USD	290	MXN	6,040	5

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/07/21	EUR	1,180	USD	1,425	$38
Bank of America	04/07/21	USD	1,194	EUR	980	(42)
Bank of America	04/15/21	IDR	8,093,212	USD	573	17
Bank of America	04/22/21	CNH	1,757	USD	267	—
Bank of America	05/06/21	GBP	1,413	USD	1,941	(9)
Bank of America	05/20/21	USD	542	JPY	59,761	(1)
Barclays PLC	04/05/21	USD	825	BRL	4,487	(30)
Barclays PLC	04/07/21	USD	14	NOK	120	—
Barclays PLC	04/07/21	USD	19	NOK	160	—
Barclays PLC	04/07/21	USD	36	JPY	3,900	(1)
Barclays PLC	04/07/21	AUD	55	USD	43	1
Barclays PLC	04/07/21	USD	58	NZD	80	(2)
Barclays PLC	05/06/21	USD	16	CHF	15	—
Barclays PLC	04/07/21	USD	44	CHF	40	(1)
Barclays PLC	04/07/21	SGD	25	USD	19	—
Barclays PLC	04/07/21	SGD	50	USD	37	—
Barclays PLC	04/07/21	CNY	110	USD	17	—
Barclays PLC	04/07/21	USD	120	AUD	155	(2)
Barclays PLC	04/07/21	USD	154	EUR	128	(3)
Barclays PLC	04/07/21	CAD	85	USD	68	1
Barclays PLC	04/07/21	CAD	85	USD	67	(1)
Barclays PLC	04/07/21	USD	286	ZAR	4,380	10
Barclays PLC	04/07/21	NZD	296	USD	217	10
Barclays PLC	04/07/21	NZD	25	USD	17	—
Barclays PLC	04/07/21	EUR	527	USD	627	8
Barclays PLC	04/07/21	USD	682	CAD	860	2
Barclays PLC	04/07/21	USD	20	CAD	25	—
Barclays PLC	04/07/21 - 05/06/21	USD	626	SEK	5,459	1
Barclays PLC	04/07/21	USD	105	SEK	894	(2)
Barclays PLC	04/07/21	USD	896	PLN	3,559	6
Barclays PLC	04/07/21	USD	1,242	DKK	7,862	—
Barclays PLC	04/07/21	NOK	713	USD	84	1
Barclays PLC	04/07/21 - 05/06/21	NOK	560	USD	65	—
Barclays PLC	04/07/21	USD	1,333	ILS	4,438	(2)
Barclays PLC	04/07/21	ZAR	2,190	USD	146	(3)
Barclays PLC	04/07/21	CHF	2,525	USD	2,777	93
Barclays PLC	04/07/21	SEK	340	USD	40	1
Barclays PLC	04/07/21 - 05/06/21	SEK	5,459	USD	626	(1)
Barclays PLC	04/07/21 - 05/06/21	ILS	8,876	USD	2,678	15
Barclays PLC	04/07/21	GBP	12	USD	17	—
Barclays PLC	05/06/21	GBP	16,641	USD	22,928	(31)
Barclays PLC	04/07/21	USD	22,983	GBP	16,683	34
Barclays PLC	04/07/21	USD	100	GBP	72	(1)
Barclays PLC	04/07/21	CZK	25,007	USD	1,162	37
Barclays PLC	04/07/21 - 05/17/21	JPY	1,282,850	USD	12,166	549
Barclays PLC	05/06/21	USD	68	TRY	580	—
Barclays PLC	05/06/21	PLN	3,559	USD	897	(6)
Barclays PLC	05/06/21	DKK	7,862	USD	1,243	—
BMO Capital	05/06/21	USD	360	JPY	39,500	(3)
BNP Paribas	04/07/21	USD	422	AUD	545	(7)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	05/06/21	USD	161	GBP	117	$—
BNP Paribas	04/07/21	USD	1,432	GBP	1,024	(19)
BNP Paribas	04/07/21	USD	2,099	MYR	8,712	3
BNP Paribas	04/07/21	USD	2,115	EUR	1,741	(69)
BNP Paribas	04/07/21 - 04/16/21	MXN	17,305	USD	830	(15)
BNP Paribas	04/07/21	MYR	8,712	USD	2,150	48
BNP Paribas	05/06/21	MYR	8,712	USD	2,097	(8)
BNP Paribas	04/07/21 - 06/11/21	EUR	20,486	USD	24,497	389
BNP Paribas	04/07/21	HUF	314,649	USD	1,045	24
BNP Paribas	04/09/21	GBP	7,811	USD	10,642	(134)
BNP Paribas	04/15/21	SEK	4,673	USD	567	31
BNP Paribas	04/15/21	NOK	4,906	USD	568	(7)
BNP Paribas	04/22/21	CAD	14,791	USD	11,654	(116)
BNP Paribas	04/22/21	CNH	78,943	USD	12,171	157
BNP Paribas	05/20/21	JPY	124,390	USD	1,144	18
BNP Paribas	05/06/21	JPY	85,700	USD	776	—
BNP Paribas	06/04/21	AUD	11,338	USD	8,649	13
BNP Paribas	06/24/21	PLN	4,456	USD	1,137	7
Brown Brothers Harriman	04/08/21	USD	684	ZAR	10,346	16
Brown Brothers Harriman	04/08/21	USD	1,560	CNY	10,235	1
Brown Brothers Harriman	04/08/21	ZAR	5,081	USD	349	5
Brown Brothers Harriman	04/08/21	ZAR	5,235	USD	343	(11)
Brown Brothers Harriman	04/09/21	USD	184	GBP	135	2
Brown Brothers Harriman	04/09/21	USD	663	GBP	476	(6)
Brown Brothers Harriman	04/15/21	NOK	121	USD	14	—
Brown Brothers Harriman	04/22/21	CNY	1,390	USD	212	—
Brown Brothers Harriman	05/06/21	CHF	375	USD	423	23
Brown Brothers Harriman	05/06/21	USD	403	CHF	376	(4)
Brown Brothers Harriman	05/20/21	USD	447	JPY	48,036	(12)
Brown Brothers Harriman	05/21/21	SGD	38	USD	28	—
Brown Brothers Harriman	05/27/21	USD	456	NZD	636	(10)
Brown Brothers Harriman	05/27/21	USD	703	EUR	588	(10)
Brown Brothers Harriman	05/27/21	EUR	1,097	USD	1,313	22
CIBC	04/07/21	USD	637	JPY	67,800	(23)
CIBC	04/07/21	USD	1,568	CAD	1,980	7
Citi	04/15/21	USD	863	IDR	12,116,865	(30)
Citi	04/22/21	USD	867	KRW	952,958	(22)
Citi	05/20/21	USD	548	COP	2,032,163	5
Citigroup	04/05/21	BRL	4,316	USD	773	8
Citigroup	04/07/21	USD	14	NOK	120	—
Citigroup	04/07/21	USD	34	NOK	290	—
Citigroup	04/07/21	NZD	80	USD	58	2
Citigroup	04/07/21	NZD	25	USD	17	—
Citigroup	04/07/21	USD	145	CNY	947	(1)
Citigroup	04/07/21	USD	38	NZD	55	—
Citigroup	04/07/21	USD	110	NZD	155	(2)
Citigroup	04/07/21	CHF	150	USD	164	5
Citigroup	04/07/21	GBP	105	USD	146	1
Citigroup	04/07/21	GBP	50	USD	69	—

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/07/21	USD	178	CHF	165	$(3)
Citigroup	04/07/21	USD	204	AUD	262	(4)
Citigroup	04/07/21	USD	226	JPY	24,600	(4)
Citigroup	04/07/21	USD	231	SEK	1,970	(5)
Citigroup	04/07/21	USD	290	MXN	6,265	16
Citigroup	04/07/21	USD	573	ZAR	8,680	14
Citigroup	04/07/21	USD	21	GBP	15	—
Citigroup	04/07/21 - 04/09/21	USD	624	GBP	449	(4)
Citigroup	04/07/21 - 05/06/21	AUD	666	USD	512	5
Citigroup	04/07/21	AUD	40	USD	30	—
Citigroup	04/07/21 - 05/06/21	USD	867	CAD	1,091	1
Citigroup	04/07/21	USD	93	CAD	116	—
Citigroup	04/07/21	SEK	1,020	USD	121	4
Citigroup	04/07/21	EUR	153	USD	183	3
Citigroup	05/06/21	EUR	1,171	USD	1,376	(2)
Citigroup	04/07/21	NOK	920	USD	109	1
Citigroup	04/07/21	NOK	440	USD	51	—
Citigroup	04/07/21	USD	1,553	EUR	1,284	(44)
Citigroup	04/07/21	USD	2,237	SGD	3,013	5
Citigroup	04/07/21	USD	15	SGD	20	—
Citigroup	04/07/21	PLN	3,559	USD	951	49
Citigroup	04/07/21	DKK	7,862	USD	1,282	40
Citigroup	04/07/21	CNY	2,256	USD	346	2
Citigroup	05/06/21	CNY	10,229	USD	1,554	(2)
Citigroup	04/07/21	CAD	178	USD	142	1
Citigroup	04/07/21 - 05/06/21	CAD	16,274	USD	12,948	(3)
Citigroup	05/06/21	MXN	44,332	USD	2,162	2
Citigroup	04/07/21	MXN	50,372	USD	2,433	(27)
Citigroup	04/07/21	JPY	5,952,531	USD	55,810	1,936
Citigroup	04/08/21	ZAR	8,394	USD	567	(1)
Citigroup	05/06/21	SGD	2,963	USD	2,200	(6)
Citigroup	05/20/21	COP	2,035,348	USD	576	22
Credit Agricole	05/06/21	USD	281	EUR	238	(1)
Deutsche Bank	04/15/21	USD	705	INR	52,399	10
Goldman Sachs	04/07/21	USD	280	MXN	6,040	15
Goldman Sachs	04/07/21	USD	34	TRY	290	1
Goldman Sachs	04/07/21	USD	260	TRY	2,100	(7)
Goldman Sachs	04/07/21 - 05/06/21	TRY	2,680	USD	317	(6)
Goldman Sachs	05/25/21	USD	985	RUB	73,505	(18)
HSBC	04/07/21	SGD	5,426	USD	4,089	51
HSBC	04/15/21	INR	31,438	USD	425	(4)
HSBC	04/15/21	IDR	8,067,571	USD	568	14
HSBC	05/05/21	EUR	13,438	USD	16,174	371
JPMorgan Chase Bank	04/07/21	NZD	80	USD	57	1
JPMorgan Chase Bank	04/07/21	CHF	95	USD	103	2
JPMorgan Chase Bank	05/06/21	USD	28	SEK	240	—
JPMorgan Chase Bank	04/07/21	USD	124	SEK	1,060	(2)
JPMorgan Chase Bank	04/07/21	USD	30	AUD	40	—
JPMorgan Chase Bank	04/07/21	USD	166	AUD	215	(2)
JPMorgan Chase Bank	04/07/21	GBP	208	USD	289	2

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/07/21	GBP	34	USD	47	$—
JPMorgan Chase Bank	04/07/21	USD	17	NZD	25	—
JPMorgan Chase Bank	04/07/21	USD	225	NZD	315	(4)
JPMorgan Chase Bank	04/07/21	USD	249	CAD	315	2
JPMorgan Chase Bank	04/07/21	SGD	275	USD	207	2
JPMorgan Chase Bank	04/07/21 - 05/06/21	USD	234	SGD	315	—
JPMorgan Chase Bank	04/07/21	USD	52	SGD	70	—
JPMorgan Chase Bank	04/07/21	AUD	269	USD	209	4
JPMorgan Chase Bank	04/07/21 - 05/06/21	AUD	31	USD	24	—
JPMorgan Chase Bank	04/07/21	USD	311	CHF	285	(8)
JPMorgan Chase Bank	04/07/21	USD	70	GBP	51	1
JPMorgan Chase Bank	04/07/21	USD	291	GBP	209	(3)
JPMorgan Chase Bank	04/07/21	USD	374	RON	1,562	(1)
JPMorgan Chase Bank	04/07/21	EUR	374	USD	450	10
JPMorgan Chase Bank	04/07/21 - 05/06/21	CAD	343	USD	273	—
JPMorgan Chase Bank	04/07/21	CAD	205	USD	162	(1)
JPMorgan Chase Bank	04/07/21	USD	747	NOK	6,444	8
JPMorgan Chase Bank	04/07/21	USD	41	NOK	350	—
JPMorgan Chase Bank	04/07/21	USD	851	EUR	710	(16)
JPMorgan Chase Bank	04/07/21	USD	2,143	CNY	13,919	(20)
JPMorgan Chase Bank	04/07/21 - 05/06/21	RON	3,124	USD	761	15
JPMorgan Chase Bank	04/07/21	SEK	3,231	USD	383	13
JPMorgan Chase Bank	04/07/21	NOK	2,213	USD	261	1
JPMorgan Chase Bank	04/07/21	NOK	9,906	USD	1,148	(13)
JPMorgan Chase Bank	05/06/21	USD	14	JPY	1,500	—
JPMorgan Chase Bank	04/07/21	USD	53,796	JPY	5,931,148	(116)
JPMorgan Chase Bank	04/07/21	THB	79,079	USD	2,611	80
JPMorgan Chase Bank	04/07/21	CNY	145,047	USD	22,363	244
JPMorgan Chase Bank	04/07/21 - 05/06/21	JPY	5,929,848	USD	53,804	111
JPMorgan Chase Bank	04/08/21	ZAR	8,356	USD	563	(2)
JPMorgan Chase Bank	04/09/21	USD	1,078	GBP	793	15
JPMorgan Chase Bank	04/12/21 - 04/22/21	THB	134,214	USD	4,383	88
JPMorgan Chase Bank	04/14/21	CAD	1,201	USD	945	(10)
JPMorgan Chase Bank	04/14/21	USD	2,091	GBP	1,513	(3)
JPMorgan Chase Bank	04/14/21 - 04/15/21	USD	2,172	NOK	18,413	(15)
JPMorgan Chase Bank	04/14/21	AUD	4,645	USD	3,581	44
JPMorgan Chase Bank	04/14/21	USD	5,047	SEK	42,576	(162)
JPMorgan Chase Bank	04/14/21	CHF	6,809	USD	7,331	93
JPMorgan Chase Bank	04/14/21	SGD	10,183	USD	7,601	21
JPMorgan Chase Bank	04/14/21	SGD	476	USD	353	(1)
JPMorgan Chase Bank	04/14/21	NZD	14,317	USD	10,265	240
JPMorgan Chase Bank	04/14/21	EUR	20,253	USD	24,174	365
JPMorgan Chase Bank	04/14/21	CNY	27,310	USD	4,202	39
JPMorgan Chase Bank	04/15/21	USD	569	SEK	4,771	(22)
JPMorgan Chase Bank	04/15/21	IDR	3,945,381	USD	277	6
JPMorgan Chase Bank	04/19/21	KRW	2,030,693	USD	1,787	(12)
JPMorgan Chase Bank	04/21/21	USD	1,671	RUB	123,160	(44)
JPMorgan Chase Bank	04/21/21	MXN	76,399	USD	3,665	(61)
JPMorgan Chase Bank	04/21/21	JPY	2,083,088	USD	19,111	254
JPMorgan Chase Bank	04/22/21	USD	546	COP	1,957,761	(13)

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/22/21	USD	673	CAD	840	$(5)
JPMorgan Chase Bank	04/22/21	COP	969,355	USD	261	(2)
JPMorgan Chase Bank	04/22/21	IDR	37,900,065	USD	2,614	13
JPMorgan Chase Bank	04/26/21	ILS	7,208	USD	2,191	28
JPMorgan Chase Bank	05/06/21	USD	228	THB	7,140	—
Morgan Stanley	04/07/21	USD	15	SGD	20	—
Morgan Stanley	04/07/21	USD	35	GBP	25	—
Morgan Stanley	04/07/21	GBP	40	USD	56	1
Morgan Stanley	04/07/21	CHF	60	USD	64	1
Morgan Stanley	04/07/21	SGD	80	USD	59	—
Morgan Stanley	04/07/21	USD	87	SEK	740	(2)
Morgan Stanley	04/07/21	USD	16	CHF	15	—
Morgan Stanley	04/07/21	USD	97	CHF	90	(1)
Morgan Stanley	04/07/21	USD	122	EUR	103	(1)
Morgan Stanley	05/06/21	USD	15	JPY	1,700	—
Morgan Stanley	04/07/21 - 05/06/21	USD	235	JPY	25,600	(3)
Morgan Stanley	04/07/21	USD	28	NZD	40	—
Morgan Stanley	04/07/21	USD	436	NZD	608	(10)
Morgan Stanley	04/07/21 - 05/06/21	USD	364	AUD	479	1
Morgan Stanley	04/07/21	USD	457	AUD	589	(9)
Morgan Stanley	04/07/21	USD	1,018	HUF	314,649	3
Morgan Stanley	04/07/21	USD	1,124	CZK	25,007	1
Morgan Stanley	04/07/21	USD	1,218	CAD	1,543	10
Morgan Stanley	04/07/21	USD	108	CAD	135	(1)
Morgan Stanley	04/07/21 - 05/06/21	USD	1,344	NOK	11,504	5
Morgan Stanley	04/07/21 - 05/27/21	NZD	2,471	USD	1,792	62
Morgan Stanley	04/07/21	AUD	6,416	USD	4,976	89
Morgan Stanley	05/06/21	AUD	5,872	USD	4,462	(10)
Morgan Stanley	04/07/21	NOK	760	USD	90	1
Morgan Stanley	04/07/21 - 05/06/21	NOK	11,914	USD	1,391	(5)
Morgan Stanley	04/07/21	CAD	175	USD	140	1
Morgan Stanley	04/07/21 - 05/06/21	CAD	17,397	USD	13,731	(111)
Morgan Stanley	04/07/21 - 05/06/21	USD	21,179	CNY	139,307	63
Morgan Stanley	04/07/21 - 04/22/21	EUR	21,213	USD	25,726	786
Morgan Stanley	04/07/21 - 04/15/21	SEK	21,690	USD	2,598	109
Morgan Stanley	04/07/21	ZAR	22,598	USD	1,512	(17)
Morgan Stanley	04/07/21 - 05/06/21	CNY	139,307	USD	21,136	(64)
Morgan Stanley	04/07/21 - 05/20/21	JPY	148,381	USD	1,397	53
Morgan Stanley	04/15/21	INR	20,655	USD	279	(3)
Morgan Stanley	04/27/21	USD	42	TWD	1,164	(1)
Morgan Stanley	05/06/21	CZK	25,007	USD	1,124	(2)
Morgan Stanley	05/06/21	HUF	314,649	USD	1,017	(4)
RBC	04/07/21	USD	200	EUR	165	(6)
RBC	04/07/21	MXN	225	USD	11	—
RBC	04/07/21	USD	267	GBP	191	(4)
RBC	04/07/21 - 05/06/21	CAD	4,013	USD	3,180	(13)
RBC	05/06/21	JPY	143,833	USD	1,298	(5)
RBS	04/22/21	USD	241	CNH	1,588	—
RBS	04/22/21	USD	407	CNH	2,616	(8)
Societe Generale	05/27/21	EUR	9,954	USD	11,899	187

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

International Fixed Income Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	04/07/21	USD	431	CNY	2,808	$(3)
Standard Chartered	04/07/21 - 05/06/21	USD	3,717	EUR	3,133	(35)
Standard Chartered	04/15/21	USD	556	IDR	7,927,068	(12)
Standard Chartered	04/22/21	KRW	949,834	USD	850	9
Standard Chartered	04/22/21	KRW	643,565	USD	565	(5)
Standard Chartered	05/06/21	THB	79,079	USD	2,528	(2)
State Street	04/07/21	EUR	747	USD	898	20
State Street	04/07/21 - 05/06/21	GBP	1,180	USD	1,634	6
State Street	04/07/21	SEK	2,350	USD	278	9
State Street	04/07/21	JPY	23,417	USD	220	8
TD Securities	04/07/21	CAD	1,847	USD	1,460	(9)
TD Securities	04/07/21	GBP	16,382	USD	22,833	231
TD Securities	05/06/21	USD	732	NZD	1,048	2
TD Securities	05/06/21	NZD	1,323	USD	924	(2)
UBS	04/07/21	USD	932	ZAR	13,918	11
UBS	04/07/21	USD	2,360	CHF	2,220	(1)
UBS	04/07/21	MXN	6,040	USD	285	(10)
UBS	04/07/21 - 05/06/21	ZAR	16,108	USD	1,074	(12)
UBS	04/07/21	USD	55,855	EUR	47,581	71
UBS	04/07/21	EUR	49,057	USD	59,588	1,926
UBS	05/06/21	EUR	47,581	USD	55,890	(66)
UBS	04/16/21	USD	548	MXN	11,328	5
UBS	05/06/21	CHF	2,220	USD	2,362	1
Westpac Banking	04/07/21	GBP	746	USD	1,041	12
Westpac Banking	05/06/21	NZD	355	USD	247	(2)

						$7,801

A list of the open OTC swap agreements held by the Fund at March 31, 2021, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$46	$–	$46
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	25	–	25

							$71	$–	$71

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BRL/CDI/1D/T247/0.00000	4.915%	Annually	01/02/2023	BRL	9,678	$(39)	$–	$(39)
BRL/CDI/1D/T247/0.00000	4.94%	Annually	01/02/2023	BRL	5,658	(22)	–	(22)
BRL/CDI/1D/T247/0.00000	4.945%	Annually	01/02/2023	BRL	5,062	(20)	–	(20)
6-MONTH GBP - LIBOR	5.635%	Semi-Annually	02/28/2025	GBP	1,230	1	–	1
1.6460%	6-MONTH GBP - LIBOR	Semi-Annually	10/03/2047	GBP	460	(62)	–	(62)
6-MONTH GBP - LIBOR	.385%	Semi-Annually	07/20/2050	GBP	900	(249)	–	(249)

						$(391)	$–	$(391)

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Percentages are based on Net Assets of $527,040 ($ Thousands).
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $77,066 ($ Thousands), representing 14.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Refer to table below for details on Swaption Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	480,436	–	480,436
U.S. Treasury Obligations	–	24,643	–	24,643
Mortgage-Backed Securities	–	1,156	–	1,156

Total Investments in Securities	–	506,235	–	506,235

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaption	–	–	–	–
Written Swaption	–	–	–	–
Futures Contracts*
Unrealized Appreciation	1,782	–	–	1,782
Unrealized Depreciation	(185)	–	–	(185)
Forwards Contracts*
Unrealized Appreciation	–	9,566	–	9,566
Unrealized Depreciation	–	(1,765)	–	(1,765)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	71	–	71
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(392)	–	(392)

Total Other Financial Instruments	1,597	7,481	–	9,078

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.6%
Angola — 0.9%
Angolan Government International Bond
9.375%, 05/08/2048		$2,800	$2,634
8.250%, 05/09/2028		1,085	1,039
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		670	622
9.125%, 11/26/2049		409	380
8.000%, 11/26/2029		2,005	1,879
8.000%, 11/26/2029 (A)		1,357	1,271
Republic of Angola Via Avenir II BV MTN
7.867%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		3,457	3,344
4.757%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		–	–
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,819	2,536

			13,705

Argentina — 1.2%
Adecoagro
6.000%, 09/21/2027 (A)(B)		506	527
Argentine Republic Government International Bond
0.125%, 2.500%, 07/09/2021, 07/09/2041 (C)		5,587	1,926
0.125%, 2.000%, 07/09/2021, 01/09/2038 (C)		3,706	1,356
0.125%, 1.125%, 07/09/2021, 07/09/2035 (C)		1,093	326
0.125%, 1.125%, 07/09/2021, 07/09/2046 (C)		4,726	1,456
1.000%, 07/09/2029		9,003	3,238
0.500%, 07/09/2029	EUR	13	5
0.125%, 0.500%, 07/09/2021, 07/09/2030 (C)		$23,489	7,863
0.125%, 07/09/2030 (B)	EUR	403	154

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mercadolibre Inc
3.125%, 01/14/2031		$651	$620
Provincia de Buenos Aires
7.875%, 06/15/2027		350	134
5.375%, 01/20/2023	EUR	620	251
Provincia de Cordoba
3.000%, 12/10/2025 (A)		$531	363
Rio Energy
6.875%, 02/01/2025 (A)(B)		285	192

			18,411

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		758	716
3.600%, 02/02/2031 (A)		1,019	932
3.600%, 02/02/2031		435	398

			2,046

Azerbaijan — 0.9%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,886
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		1,437	1,699
6.875%, 03/24/2026		4,525	5,351
6.875%, 03/24/2026 (A)		235	278
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		697	859
6.950%, 03/18/2030		2,380	2,935

			13,008

Bahamas — 0.0%
Bahamas Government International Bond
8.950%, 10/15/2032 (A)		527	561

Bahrain — 0.9%
Bahrain Government International Bond
6.750%, 09/20/2029		200	218
6.125%, 08/01/2023		520	560
5.625%, 09/30/2031 (A)		741	731
5.625%, 09/30/2031		462	456
5.450%, 09/16/2032		773	746
5.450%, 09/16/2032 (A)		3,592	3,466
Bahrain Government International Bond MTN (A)
6.250%, 01/25/2051		1,141	1,058
5.250%, 01/25/2033		2,284	2,170
4.250%, 01/25/2028		597	592
CBB International Sukuk Programme WLL
3.950%, 09/16/2027 (A)		679	686
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028		560	647
7.625%, 11/07/2024		1,798	2,000

			13,330

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Belarus — 0.4%
Republic of Belarus International Bond
7.625%, 06/29/2027		$1,754	$1,796
6.200%, 02/28/2030		1,234	1,143
6.200%, 02/28/2030 (A)		89	83
Republic of Belarus Ministry of Finance
6.378%, 02/24/2031 (A)		604	558
5.875%, 02/24/2026		1,432	1,371
5.875%, 02/24/2026 (A)		410	393

			5,344

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		1,117	438

Benin — 0.0%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	186

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,204	1,393
3.717%, 01/25/2027		1,521	1,650
2.375%, 08/20/2030		221	216

			3,259

Brazil — 5.4%
Brazil Letras do Tesouro Nacional (D)
6.283%, 01/01/2024	BRL	43,000	6,199
3.369%, 01/01/2022		34,000	5,824
2.575%, 07/01/2021		28,238	4,964
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$873	906
5.477%, 07/24/2023		194	201
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,855	2,012
5.333%, 02/15/2028		1,176	1,276
5.333%, 02/15/2028 (A)		157	170
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2026	BRL	1,000	698
6.000%, 05/15/2045		818	622
6.000%, 08/15/2050		1,670	1,286
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023		76,741	14,320
10.000%, 01/01/2025		32,832	6,138
10.000%, 01/01/2027		41,223	7,667
10.000%, 01/01/2029		25,306	4,681
10.000%, 01/01/2031		4,682	863
Brazilian Government International Bond
5.625%, 01/07/2041		$1,107	1,147
5.625%, 02/21/2047		709	720
5.000%, 01/27/2045		2,338	2,213
4.625%, 01/13/2028		618	653

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.875%, 06/12/2030		$8,833	$8,561
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	226
CSN Islands XI
6.750%, 01/28/2028 (A)		592	627
CSN Resources
7.625%, 04/17/2026 (A)		530	563
Gol Finance
7.000%, 01/31/2025 (A)(B)		998	816
Guara Norte Sarl
5.198%, 06/15/2034		550	539
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		466	491
MV24 Capital BV
6.748%, 06/01/2034 (A)		659	684
Nexa Resources
5.375%, 05/04/2027 (A)		2,591	2,824
Petrobras Global Finance BV
6.900%, 03/19/2049		841	921
5.093%, 01/15/2030		256	266
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	514
6.000%, 01/15/2029		288	339
5.000%, 01/15/2030		494	547

			80,478

Cameroon — 0.0%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		250	271
9.500%, 11/19/2025		220	239

			510

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.471%, 06/05/2034 (D)		1,983	1,483
Neon Capital MTN
2.015%, 01/06/2028 (E)	JPY	286,072	2,100

			3,583

Chile — 1.2%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,046	1,118
Bonos de la Tesoreria de la Republica en pesos
2.800%, 10/01/2033 (A)	CLP	990,000	1,225
Cencosud
4.375%, 07/17/2027 (A)		$1,819	2,008
Chile Government International Bond
3.500%, 01/25/2050		1,274	1,294
2.550%, 01/27/2032		2,209	2,225
2.450%, 01/31/2031		2,777	2,784
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	235

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresa Nacional del Petroleo
3.750%, 08/05/2026		$749	$787
Geopark
6.500%, 09/21/2024 (A)		492	509
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	568
4.375%, 02/05/2049 (A)		506	559
3.750%, 01/15/2031 (A)		234	252
3.700%, 01/30/2050 (A)		1,216	1,216
3.150%, 01/14/2030		500	518
3.150%, 01/14/2030 (A)		297	308
3.000%, 09/30/2029		1,204	1,237
3.000%, 09/30/2029 (A)		442	454

			17,297

China — 4.4%
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.799% (F)		202	204
Charming Light Investments MTN
4.375%, 12/21/2027		1,341	1,506
China Government Bond
3.810%, 09/14/2050	CNY	6,840	1,062
3.390%, 03/16/2050		8,350	1,196
3.280%, 12/03/2027		55,590	8,535
3.270%, 11/19/2030		22,100	3,394
3.130%, 11/21/2029		6,500	983
3.120%, 12/05/2026		9,040	1,381
3.020%, 10/22/2025		43,500	6,638
2.880%, 11/05/2023		25,000	3,818
2.850%, 06/04/2027		41,980	6,278
2.680%, 05/21/2030		44,390	6,464
1.990%, 04/09/2025		60,830	8,904
China Government International Bond
3.250%, 10/19/2023		$1,192	1,277
0.550%, 10/21/2025 (A)		1,150	1,122
0.400%, 10/21/2023 (A)		2,410	2,408
China Minmetals (F)
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%		640	642
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%		2,047	2,088
Chinalco Capital Holdings
4.250%, 04/21/2022 (B)		740	753
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (F)		224	233
Country Garden Holdings
4.800%, 08/06/2030		407	426

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dianjian Haiyu
4.300% (F)		$204	$213
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933% (F)		303	315
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (F)		1,378	1,385
Leader Goal International Ltd MTN
4.250% (E)(F)		212	218
Meituan
3.050%, 10/28/2030		204	198
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (F)		805	824
Powerchina Roadbridge Group British Virgin Islands
3.080%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.256% (F)		285	286
Shimao Group Holdings
5.600%, 07/15/2026		400	431
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031 (A)		996	952
Tencent Holdings LTD MTN
3.240%, 06/03/2050 (A)	THB	450	413
Wanda Properties International
7.250%, 01/29/2024 (B)		$600	586

			65,133

Colombia — 5.2%
Colombia Government International Bond
3.875%, 02/15/2061		516	462
3.125%, 04/15/2031		7,927	7,753
3.000%, 01/30/2030		736	720
Colombian TES
10.000%, 07/24/2024	COP	24,024,400	6,370
7.750%, 09/18/2030		13,747,500	3,933
7.500%, 08/26/2026		29,334,900	8,626
7.250%, 10/18/2034		17,328,500	4,610
7.000%, 05/04/2022		4,935,100	1,408
7.000%, 06/30/2032		8,322,100	2,204
6.250%, 11/26/2025		28,867,400	8,157
6.000%, 04/28/2028		29,249,400	7,782
5.750%, 11/03/2027		34,702,000	9,200
3.000%, 03/25/2033		1,507,400	1,106
Ecopetrol
6.875%, 04/29/2030		$492	599
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	651

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.625%, 09/10/2024	COP	3,116,000	$872
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	327
7.875%, 08/12/2024		884,000	257
Grupo Aval
4.375%, 02/04/2030 (A)		$812	819
Republic of Colombia
9.850%, 06/28/2027	COP	5,060,000	1,701
8.125%, 05/21/2024		$908	1,082
7.750%, 04/14/2021	COP	3,331,000	909
7.375%, 09/18/2037		$749	989
6.125%, 01/18/2041		2,014	2,385
5.625%, 02/26/2044		132	150
5.000%, 06/15/2045		1,184	1,259
4.500%, 01/28/2026		581	637
4.500%, 03/15/2029		1,506	1,642
4.375%, 03/21/2023	COP	2,871,000	798

			77,408

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		$500	485
7.158%, 03/12/2045		3,473	3,367
7.158%, 03/12/2045 (A)		387	375
7.000%, 04/04/2044		1,208	1,166
7.000%, 04/04/2044		230	222
6.125%, 02/19/2031		1,299	1,308
4.375%, 04/30/2025 (B)		393	389
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	211

			7,523

Croatia — 0.1%
Croatia Government International Bond
2.750%, 01/27/2030	EUR	200	274
1.500%, 06/17/2031		650	804
1.125%, 03/04/2033		452	531

			1,609

Czech Republic — 1.0%
Czech Republic Government Bond
2.750%, 07/23/2029	CZK	46,300	2,231
2.500%, 08/25/2028		18,330	866
2.400%, 09/17/2025		99,550	4,656
2.000%, 10/13/2033		8,000	355
1.200%, 03/13/2031		61,360	2,556
1.000%, 06/26/2026		16,430	717
0.950%, 05/15/2030		68,410	2,835

			14,216

Dominican Republic — 1.6%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	297
8.900%, 02/15/2023 (A)		4,600	84

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.450%, 04/30/2044 (A)		$687	$809
6.850%, 01/27/2045		2,091	2,311
6.600%, 01/28/2024		656	738
6.500%, 02/15/2048		3,121	3,297
6.400%, 06/05/2049		806	843
5.950%, 01/25/2027		259	291
5.875%, 04/18/2024 (A)		71	76
5.875%, 01/30/2060 (A)		1,065	1,019
5.875%, 01/30/2060		2,782	2,661
5.500%, 01/27/2025		949	1,041
5.300%, 01/21/2041 (A)		3,704	3,639
4.875%, 09/23/2032 (A)		641	654
4.875%, 09/23/2032		424	432
4.500%, 01/30/2030 (A)		3,754	3,792
4.500%, 01/30/2030		1,663	1,680

			23,664

Ecuador — 0.6%
Ecuador Government International Bond
8.587%, 07/31/2030 (D)		1,273	509
6.435%, 07/31/2030 (A)(D)		1,916	767
0.500%, 5.000%, 07/31/2021,
07/31/2030 (A)(C)		4,407	2,567
0.500%, 5.000%, 07/31/2021,
07/31/2030 (C)		53	31
0.500%, 5.000%, 07/31/2021,
07/31/2035 (C)		2,701	1,229
0.500%, 5.000%, 07/31/2021,
07/31/2035 (A)(C)		8,667	3,943
0.500%, 5.000%, 07/31/2021,
07/31/2040 (A)(C)		1,332	576

			9,622

Egypt — 3.5%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	300
14.556%, 10/13/2027		11,537	734
14.406%, 07/07/2027		17,842	1,129
14.382%, 01/12/2031		9,502	592
14.292%, 01/05/2028		19,000	1,194
14.196%, 07/07/2023		21,779	1,386
14.060%, 01/12/2026		44,207	2,768
Egypt Government International Bond
18.000%, 11/06/2028		30,307	2,220
17.700%, 08/07/2025		29,457	2,063
16.300%, 04/09/2024		15,034	1,003
16.100%, 05/07/2029		14,920	1,011
15.900%, 07/02/2024		20,628	1,365
8.875%, 05/29/2050 (A)		$2,241	2,285
8.875%, 05/29/2050		300	306
8.700%, 03/01/2049 (A)		816	817
8.700%, 03/01/2049		600	601
7.903%, 02/21/2048 (A)		1,061	997

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.903%, 02/21/2048		$400	$376
7.625%, 05/29/2032 (A)		6,161	6,301
7.625%, 05/29/2032		363	371
Egypt Government International Bond MTN
8.500%, 01/31/2047		3,680	3,657
8.150%, 11/20/2059 (A)		1,019	971
8.150%, 11/20/2059		277	264
7.500%, 02/16/2061 (A)		1,930	1,744
7.500%, 02/16/2061		565	511
7.053%, 01/15/2032 (A)		547	539
6.375%, 04/11/2031	EUR	1,080	1,300
6.125%, 01/31/2022 (A)		$385	395
5.875%, 02/16/2031 (A)		990	927
5.625%, 04/16/2030	EUR	1,205	1,407
5.625%, 04/16/2030 (A)		111	130
4.750%, 04/11/2025		457	556
4.750%, 04/16/2026		670	812
Egypt Treasury Bills (D)
13.528%, 04/06/2021	EGP	87,225	5,546
12.499%, 07/06/2021		88,125	5,426

			52,004

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$1,729	1,837
8.250%, 04/10/2032 (A)		200	207
Republic of El Salvador
8.625%, 02/28/2029		41	44
8.250%, 04/10/2032		1,467	1,517
7.750%, 01/24/2023		2,000	2,090
7.625%, 02/01/2041		527	507
7.125%, 01/20/2050		640	571
5.875%, 01/30/2025		1,110	1,108

			7,881

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		296	272

Gabon — 0.2%
Gabon Government International Bond
6.625%, 02/06/2031 (A)		1,569	1,514
Gabonese Republic
6.375%, 12/12/2024		1,615	1,673

			3,187

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		66	66

Ghana — 1.3%
Ghana Government International Bond
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		5,311	962

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
19.000%, 11/02/2026	GHS	11,055	$1,923
10.750%, 10/14/2030		$2,104	2,618
8.950%, 03/26/2051 (A)(B)		3,056	2,890
8.875%, 05/07/2042		436	419
8.750%, 03/11/2061		693	642
8.750%, 03/11/2061 (A)		364	337
8.627%, 06/16/2049 (A)		593	548
8.625%, 04/07/2034 (A)		1,175	1,149
8.625%, 04/07/2034		292	287
7.875%, 03/26/2027 (A)		653	664
7.875%, 02/11/2035		1,114	1,035
7.750%, 04/07/2029		380	376
7.625%, 05/16/2029		995	977
7.625%, 05/16/2029 (A)		1,470	1,443
6.375%, 02/11/2027 (A)		1,467	1,416
Kosmos Energy
7.125%, 04/04/2026 (A)		182	176
Republic of Ghana
8.125%, 01/18/2026 (A)		83	88
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	1,920	352
19.250%, 12/18/2023		5,450	977
Tullow Oil
7.000%, 03/01/2025 (A)		$783	662

			19,941

Guatemala — 0.3%
Banco Industrial
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.442%, 01/29/2031 (A)		610	628
Guatemala Government Bond
6.125%, 06/01/2050		962	1,114
5.375%, 04/24/2032		281	318
4.900%, 06/01/2030		1,164	1,275
4.500%, 05/03/2026		1,038	1,117

			4,452

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	356
5.625%, 06/24/2030 (A)		736	769
5.625%, 06/24/2030		299	313

			1,438

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	770

Hungary — 1.6%
Hungary Government Bond
6.750%, 10/22/2028	HUF	489,630	2,082
5.500%, 06/24/2025		500,750	1,877
3.250%, 10/22/2031		1,044,790	3,587

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, 06/26/2024	HUF	413,620	$1,408
3.000%, 10/27/2027		984,150	3,365
3.000%, 08/21/2030		727,940	2,470
2.750%, 12/22/2026		910,960	3,073
2.500%, 10/24/2024		374,170	1,257
2.250%, 04/20/2033		771,990	2,374
1.500%, 04/22/2026		188,890	601
Hungary Government International Bond
5.750%, 11/22/2023		$66	75
1.750%, 06/05/2035	EUR	265	332
1.500%, 11/17/2050		255	283
Republic of Hungary
5.375%, 02/21/2023		$406	443

			23,227

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		540	544
Export-Import Bank of India MTN (A)
3.250%, 01/15/2030		1,060	1,054
2.250%, 01/13/2031		415	378
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277% (A)(F)		275	291
Power Finance MTN
3.950%, 04/23/2030 (A)		569	582
Vedanta Resources
7.125%, 05/31/2023		200	178
6.375%, 07/30/2022		350	332
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	308

			3,667

Indonesia — 7.2%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		257	320
6.757%, 11/15/2048 (A)		212	264
5.800%, 05/15/2050 (A)(B)		1,165	1,328
5.710%, 11/15/2023 (A)		618	681
4.750%, 05/15/2025 (A)		240	261
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	42,750,000	3,346
8.750%, 05/15/2031		60,779,000	4,728
8.500%, 10/12/2035		$1,969	3,077
8.375%, 03/15/2024	IDR	20,173,000	1,495
8.375%, 03/15/2034		121,065,000	9,117
8.375%, 04/15/2039		72,056,000	5,293
8.250%, 05/15/2029		68,743,000	5,159
8.250%, 06/15/2032		12,030,000	896
8.250%, 05/15/2036		66,108,000	4,878
8.125%, 05/15/2024		76,235,000	5,632
7.750%, 01/17/2038		$1,797	2,646

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.500%, 08/15/2032	IDR	26,770,000	$1,886
7.500%, 05/15/2038		58,662,000	4,056
7.000%, 05/15/2022		40,233,000	2,867
7.000%, 05/15/2027		63,129,000	4,514
6.625%, 05/15/2033		24,323,000	1,626
6.125%, 05/15/2028		9,066,000	605
5.625%, 05/15/2023		1,885,000	132
5.250%, 01/08/2047 (A)		$170	205
4.750%, 02/11/2029		525	603
4.350%, 01/08/2027 (A)		206	231
3.500%, 01/11/2028		2,300	2,464
2.850%, 02/14/2030		1,797	1,829
1.850%, 03/12/2031		884	848
1.400%, 10/30/2031	EUR	495	584
1.100%, 03/12/2033		380	432
0.900%, 02/14/2027		428	505
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$2,985	3,567
5.125%, 01/15/2045		210	249
4.625%, 04/15/2043		1,080	1,196
3.850%, 07/18/2027		400	439
3.750%, 06/14/2028	EUR	307	428
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	18,373,000	1,290
7.500%, 04/15/2040		43,939,000	3,022
7.000%, 09/15/2030		74,210,000	5,167
6.500%, 06/15/2025		58,731,000	4,136
6.500%, 02/15/2031		18,708,000	1,261
5.500%, 04/15/2026		63,000,000	4,257
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	467
Pertamina Persero (A)
2.300%, 02/09/2031 (B)		1,375	1,272
1.400%, 02/09/2026		916	891
Pertamina Persero MTN
6.450%, 05/30/2044		529	655
3.650%, 07/30/2029 (A)		1,035	1,082
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	804
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$657	799
6.150%, 05/21/2048		250	304
4.375%, 02/05/2050 (A)		265	266
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,135	2,373
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
3.000%, 06/30/2030		565	555

			106,988

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		$1,662	$1,569

Israel — 0.9%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		431	439
Bank of Israel Bill—Makam
0.000%, 06/02/2021 (D)	ILS	17,184	5,153
Israel Treasury Bills MOF
0.000%, 08/31/2021 (D)		1,925	577
Leviathan Bond (A)
6.750%, 06/30/2030		$394	432
6.500%, 06/30/2027		959	1,048
State of Israel
4.500%, 04/03/2120		4,323	5,149

			12,798

Ivory Coast — 0.8%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,169	1,439
6.625%, 03/22/2048		2,469	2,926
6.625%, 03/22/2048		481	570
5.875%, 10/17/2031		1,929	2,392
5.875%, 10/17/2031 (A)		630	781
5.750%, 12/31/2032		$990	988
5.250%, 03/22/2030	EUR	299	363
4.875%, 01/30/2032 (A)		1,500	1,717
4.875%, 01/30/2032		939	1,075

			12,251

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		$228	233
7.375%, 10/10/2047		141	144
5.850%, 07/07/2030 (A)		1,498	1,524
4.950%, 07/07/2025 (A)		1,030	1,057

			2,958

Kazakhstan — 1.4%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	800
Kazakhstan Government International Bond
4.875%, 10/14/2044		910	1,097
4.875%, 10/14/2044 (A)		318	383
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,587	2,026
5.750%, 04/19/2047 (A)		2,052	2,432
5.750%, 04/19/2047		63	75
5.375%, 04/24/2030 (A)		984	1,164
5.375%, 04/24/2030		3,728	4,411
4.750%, 04/24/2025 (A)		732	822

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.500%, 04/14/2033 (A)	$2,472	$2,529
KazTransGas JSC
4.375%, 09/26/2027	1,205	1,343
4.375%, 09/26/2027 (A)	932	1,039
Tengizchevroil Finance International (A)
3.250%, 08/15/2030	450	448
2.625%, 08/15/2025	1,590	1,605

		20,174

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	1,154	1,189
8.250%, 02/28/2048 (A)	654	673
8.000%, 05/22/2032	1,007	1,068
7.000%, 05/22/2027	1,394	1,479

		4,409

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)	222	267
NBK Tier 1 Financing 2 4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832% (A)(F)	513	533

		800

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)	4,532	508
8.200%, 05/17/2033 (G)	2,700	303
6.650%, 04/22/2024 (G)	2,250	266
6.000%, 01/27/2023 (G)	560	65
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)	1,073	123
7.000%, 03/20/2028 (G)	1,850	204
6.850%, 05/25/2029 (G)	387	45
6.650%, 02/26/2030 (G)	1,225	140
6.600%, 11/27/2026 (G)	2,201	254
6.400%, 05/26/2023 (G)	1,555	180
6.100%, 10/04/2022 (G)	1,573	180
6.100%, 10/04/2022 (G)	569	65

		2,333

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (A)	403	448

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028	371	397
6.000%, 07/15/2025	142	150

		547

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Macedonia — 0.0%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	296	$339

Malaysia — 5.9%
1MDB Energy
5.990%, 05/11/2022		$2,000	2,081
1MDB Global Investments
4.400%, 03/09/2023		4,000	4,016
4.400%, 03/09/2023		7,400	7,429
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	288
4.935%, 09/30/2043		2,200	565
4.921%, 07/06/2048		1,768	450
4.893%, 06/08/2038		800	207
4.642%, 11/07/2033		500	128
4.392%, 04/15/2026		3,480	904
4.232%, 06/30/2031		1,200	304
4.181%, 07/15/2024		4,186	1,065
4.160%, 07/15/2021		20	5
4.065%, 06/15/2050		1,019	231
4.059%, 09/30/2024		8,576	2,178
3.955%, 09/15/2025		30,212	7,675
3.906%, 07/15/2026		16,152	4,106
3.899%, 11/16/2027		3,026	769
3.885%, 08/15/2029		27,330	6,866
3.882%, 03/10/2022		4,459	1,095
3.828%, 07/05/2034		26,509	6,346
3.800%, 08/17/2023		31,953	7,986
3.795%, 09/30/2022		3,200	792
3.757%, 04/20/2023		14,611	3,639
3.757%, 05/22/2040		10,132	2,287
3.733%, 06/15/2028		12,719	3,190
3.620%, 11/30/2021		18,334	4,477
3.502%, 05/31/2027		7,185	1,787
3.480%, 03/15/2023		9,914	2,452
3.478%, 06/14/2024		6,160	1,537
3.418%, 08/15/2022		10,450	2,569
2.632%, 04/15/2031		5,059	1,152
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	311
4.119%, 11/30/2034		5,564	1,340
4.070%, 09/30/2026		6,500	1,665
Petronas Capital MTN
4.550%, 04/21/2050		$1,497	1,771
4.550%, 04/21/2050 (A)		563	666
3.500%, 04/21/2030 (A)		2,200	2,353
Petronas Energy Canada MTN
2.112%, 03/23/2028 (A)		1,696	1,673

			88,355

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mauritius — 0.0%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$496	$504

Mexico — 8.1%
America Movil
7.125%, 12/09/2024	MXN	18,110	900
Axtel
6.375%, 11/14/2024 (A)		$713	741
Banco Mercantil del Norte (A)(F)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%		476	521
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%		609	635
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,015	1,012
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		844	842
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		414	465
Cemex (A)
5.450%, 11/19/2029		750	822
3.875%, 07/11/2031		572	558
Cometa Energia
6.375%, 04/24/2035 (A)		221	247
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,823
5.750%, 02/14/2042 (A)		$500	543
4.750%, 02/23/2027 (A)		458	502
4.677%, 02/09/2051 (A)		1,180	1,105
3.348%, 02/09/2031 (A)(B)		1,885	1,812
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		191	196
Grupo Televisa
6.625%, 01/15/2040		511	655
Industrias Penoles
5.650%, 09/12/2049 (A)		359	416
Mexican Bonos
8.000%, 11/07/2047	MXN	67,289	3,373
7.750%, 11/23/2034		40,670	2,088
7.750%, 11/13/2042		94,377	4,656
7.500%, 06/03/2027		111,231	5,790
6.500%, 06/09/2022		8,698	434
5.750%, 03/05/2026		87,650	4,247
Mexican Bonos, Ser M20
10.000%, 12/05/2024		275,127	15,362

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.500%, 05/31/2029	MXN	46,705	$2,562
8.000%, 12/07/2023		30,252	1,576
7.750%, 05/29/2031		95,213	4,958
Mexican Bonos, Ser M30
8.500%, 11/18/2038		139,050	7,467
Mexico Cetes (D)
4.003%, 05/20/2021		548,578	2,666
3.960%, 07/01/2021		349,787	1,692
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	710
Mexico Government International Bond
5.000%, 04/27/2051		1,632	1,761
4.750%, 04/27/2032		508	566
3.771%, 05/24/2061		2,608	2,295
2.659%, 05/24/2031		4,188	3,947
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,706	1,888
4.750%, 03/08/2044		386	405
3.750%, 04/19/2071		1,112	965
Minera Mexico
4.500%, 01/26/2050 (A)		627	645
Petroleos Mexicanos
9.500%, 09/15/2027		169	202
7.690%, 01/23/2050 (A)		1,996	1,861
7.690%, 01/23/2050		491	458
7.470%, 11/12/2026	MXN	175,079	7,499
7.190%, 09/12/2024		108,672	4,974
6.950%, 01/28/2060		$350	302
6.950%, 01/28/2060 (A)		1,337	1,153
6.875%, 10/16/2025 (A)		1,478	1,603
6.875%, 10/16/2025		435	472
6.840%, 01/23/2030		2,693	2,733
6.625%, 06/15/2035		4,363	4,145
6.500%, 01/23/2029 (A)		785	793
6.490%, 01/23/2027		847	885
6.350%, 02/12/2048 (A)		430	358
6.350%, 02/12/2048		678	565
5.950%, 01/28/2031		1,948	1,870
5.950%, 01/28/2031 (A)		979	940
5.950%, 01/28/2031		1,490	1,430
5.625%, 01/23/2046		253	201
5.350%, 02/12/2028 (A)		779	757
Petroleos Mexicanos MTN
6.875%, 08/04/2026		713	763
6.750%, 09/21/2047		1,609	1,380
6.750%, 09/21/2047		553	474
4.875%, 02/21/2028	EUR	755	880

			120,546

Mongolia — 0.3%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		$784	849

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mongolia Government International Bond
5.125%, 04/07/2026	$381	$407
Mongolia Government International Bond MTN
8.750%, 03/09/2024	1,951	2,243
5.125%, 12/05/2022	500	515

		4,014

Morocco — 0.2%
Morocco Government International Bond
4.000%, 12/15/2050 (A)	1,575	1,394
3.000%, 12/15/2032 (A)	933	875
3.000%, 12/15/2032	336	315
2.375%, 12/15/2027 (A)	745	721

		3,305

Mozambique — 0.2%
Mozambique International Bond
9.000%, 09/15/2023 (A)	2,703	2,222

Netherlands — 0.0%
VEON Holdings BV
3.375%, 11/25/2027 (A)	549	542

Nigeria — 0.8%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)	299	321
Nigeria Government International Bond
9.248%, 01/21/2049	322	353
8.747%, 01/21/2031	957	1,051
8.747%, 01/21/2031 (A)	535	588
7.875%, 02/16/2032 (A)	1,110	1,142
7.875%, 02/16/2032	2,291	2,356
7.696%, 02/23/2038	3,163	3,100
7.696%, 02/23/2038 (A)	601	589
7.143%, 02/23/2030	682	695
Nigeria Government International Bond MTN
7.625%, 11/28/2047	263	255
6.500%, 11/28/2027 (A)	929	958
6.500%, 11/28/2027	130	134

		11,542

Oman — 1.0%
Oman Government International Bond
7.375%, 10/28/2032 (A)	1,682	1,865
7.000%, 01/25/2051 (A)	448	441
7.000%, 01/25/2051	200	197
6.750%, 10/28/2027 (A)	3,535	3,899
6.750%, 01/17/2048	2,879	2,742
6.750%, 01/17/2048 (A)	1,059	1,009
6.250%, 01/25/2031 (A)	1,747	1,826
6.250%, 01/25/2031	242	253
4.750%, 06/15/2026	900	923

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.625%, 06/15/2021 (B)	$1,326	$1,328
Oman Government International Bond MTN
4.875%, 02/01/2025 (A)	717	747
Oryx Funding Ltd
5.800%, 02/03/2031 (A)	204	211

		15,441

Pakistan — 0.5%
Pakistan Government International Bond
8.250%, 09/30/2025 (B)	1,000	1,106
7.875%, 03/31/2036	200	207
6.875%, 12/05/2027	656	684
Pakistan Government International Bond MTN (A)
8.875%, 04/08/2051	231	240
7.375%, 04/08/2031	1,094	1,116
6.000%, 04/08/2026	2,690	2,734
Third Pakistan International Sukuk
5.500%, 10/13/2021	737	744

		6,831

Panama — 1.1%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)(B)	935	985
5.625%, 05/18/2036	555	587
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	307	318
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	791	734
Cable Onda
4.500%, 01/30/2030 (A)	208	221
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	700
Panama Government International Bond
4.500%, 04/16/2050	1	1
2.252%, 09/29/2032	912	867
Republic of Panama
9.375%, 04/01/2029	804	1,175
8.125%, 04/28/2034	478	676
4.500%, 04/01/2056	2,482	2,708
3.870%, 07/23/2060	3,711	3,660
3.750%, 03/16/2025	1,109	1,208
3.160%, 01/23/2030	1,816	1,888

		15,728

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)	1,826	1,876
8.375%, 10/04/2028	306	315

		2,191

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		$1,010	$1,212
5.400%, 03/30/2050		571	644
5.400%, 03/30/2050 (A)		467	526
4.950%, 04/28/2031		940	1,062
2.739%, 01/29/2033 (A)		474	455

			3,899

Peru — 2.6%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		265	354
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,100
Inkia Energy
5.875%, 11/09/2027 (A)		$359	377
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	770
Peru Government Bond
5.350%, 08/12/2040	PEN	708	170
Peruvian Government International Bond
8.200%, 08/12/2026		15	5
8.200%, 08/12/2026		3,397	1,180
6.950%, 08/12/2031		154	47
6.950%, 08/12/2031		13,115	4,039
6.900%, 08/12/2037		7,121	2,036
6.850%, 02/12/2042		613	173
6.550%, 03/14/2037		$309	418
6.350%, 08/12/2028	PEN	5,940	1,843
6.350%, 08/12/2028		1,570	487
6.350%, 08/12/2028 (A)		1,465	455
6.350%, 08/12/2028		346	107
6.150%, 08/12/2032		17,952	5,169
5.940%, 02/12/2029		367	111
5.700%, 08/12/2024 (A)		4,932	1,493
5.625%, 11/18/2050		$1,230	1,622
5.400%, 08/12/2034	PEN	4,002	1,036
3.550%, 03/10/2051		$878	853
2.783%, 01/23/2031		3,597	3,593
2.780%, 12/01/2060		330	271
1.250%, 03/11/2033	EUR	518	601
Petroleos del Peru
5.625%, 06/19/2047		$1,993	2,092
5.625%, 06/19/2047 (A)		4,053	4,255
4.750%, 06/19/2032		1,843	1,950
4.750%, 06/19/2032 (A)		1,201	1,271
Republic of Peru
3.750%, 03/01/2030	EUR	200	289

			38,167

Philippines — 0.8%
Philippine Government International Bond
5.000%, 01/13/2037		$180	221

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.900%, 11/26/2022	PHP	45,000	$941
3.750%, 01/14/2029		$1,245	1,380
3.700%, 03/01/2041		1,340	1,399
3.000%, 02/01/2028		262	277
2.950%, 05/05/2045		2,123	1,984
2.650%, 12/10/2045		980	879
2.457%, 05/05/2030		915	924
1.648%, 06/10/2031		3,440	3,249

			11,254

Poland — 2.2%
Republic of Poland Government Bond
5.000%, 03/23/2022		2,281	2,381
3.250%, 07/25/2025	PLN	6,568	1,846
2.750%, 04/25/2028		15,785	4,407
2.750%, 10/25/2029		18,945	5,313
2.500%, 01/25/2023		2,361	625
2.500%, 04/25/2024		3,089	834
2.500%, 07/25/2026		33,606	9,223
2.500%, 07/25/2027		9,388	2,581
2.250%, 04/25/2022		4,106	1,065
1.250%, 10/25/2030		15,616	3,846
0.750%, 04/25/2025		3,311	844

			32,965

Qatar — 1.3%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (A)		$363	359
Qatar Government International Bond
5.103%, 04/23/2048 (A)		782	988
5.103%, 04/23/2048		567	717
4.817%, 03/14/2049 (A)		1,036	1,268
4.817%, 03/14/2049		3,337	4,084
4.400%, 04/16/2050 (A)		662	768
4.000%, 03/14/2029 (A)		1,602	1,818
4.000%, 03/14/2029		848	963
3.750%, 04/16/2030 (A)		5,248	5,865
3.750%, 04/16/2030		367	410
3.400%, 04/16/2025		654	710
State of Qatar
6.400%, 01/20/2040 (A)		547	780

			18,730

Romania — 1.7%
Government of Romania
5.850%, 04/26/2023	RON	1,720	440
Government of Romania MTN
6.125%, 01/22/2044		$398	504
Romania Government Bond
4.850%, 04/22/2026	RON	1,945	512
4.750%, 10/11/2034		870	223
4.400%, 09/25/2023		790	198
4.150%, 01/26/2028		9,880	2,543
4.000%, 10/25/2023		3,430	852

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.650%, 07/28/2025	RON	17,295	$4,311
3.650%, 09/24/2031		5,510	1,346
3.250%, 06/24/2026		2,360	578
Romanian Government International Bond
5.000%, 02/12/2029		8,095	2,202
4.250%, 06/28/2023		2,730	679
4.000%, 02/14/2051 (A)		$314	303
3.000%, 02/14/2031 (A)		1,224	1,223
3.000%, 02/14/2031		114	114
Romanian Government International Bond MTN
6.750%, 02/07/2022		278	293
6.125%, 01/22/2044 (A)		468	593
4.625%, 04/03/2049	EUR	1,568	2,265
4.625%, 04/03/2049 (A)		350	507
4.125%, 03/11/2039		822	1,126
3.875%, 10/29/2035		330	448
3.375%, 02/08/2038 (A)		241	306
3.375%, 01/28/2050		2,100	2,579
2.500%, 02/08/2030 (A)		657	821
2.124%, 07/16/2031		158	190
2.000%, 01/28/2032		600	707

			25,863

Russia — 5.6%
Gazprom OAO Via Gaz Capital (A)
5.150%, 02/11/2026		$2,673	2,925
4.950%, 02/06/2028		640	697
Gazprom PJSC via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.264% (A)(F)		574	578
Gtlk Europe Capital DAC
4.650%, 03/10/2027		596	604
GTLK Europe Capital DAC
4.949%, 02/18/2026		968	1,018
Rusal Capital DAC
5.125%, 02/02/2022		860	866
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	2,609
8.150%, 02/03/2027		821,910	11,656
7.950%, 10/07/2026		267,449	3,747
7.700%, 03/23/2033		345,745	4,829
7.700%, 03/16/2039		54,617	769
7.650%, 04/10/2030		1,125	16
7.250%, 05/10/2034		518,574	6,995
7.100%, 10/16/2024		151,477	2,063
7.050%, 01/19/2028		904,777	12,128
7.000%, 08/16/2023		219,831	2,986
6.900%, 05/23/2029		297,669	3,936
6.000%, 10/06/2027		16,284	207
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		510,149	6,637

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$	2	$2
5.875%, 09/16/2043		3,000	3,796
5.250%, 06/23/2047 (B)		1,000	1,186
5.100%, 03/28/2035		5,200	5,984
4.750%, 05/27/2026 (B)		1,600	1,792
4.375%, 03/21/2029 (B)		3,800	4,152
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		529	560
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	680
6.800%, 11/22/2025 (A)		150	176

			83,594

Saudi Arabia — 1.2%
Saudi Arabian Oil
3.500%, 11/24/2070 (A)		3,963	3,504
3.500%, 11/24/2070		466	412
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		1,397	1,504
4.250%, 04/16/2039		2,150	2,314
Saudi Government International Bond
5.250%, 01/16/2050		680	833
5.250%, 01/16/2050 (A)		652	799
4.375%, 04/16/2029 (A)		639	729
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		200	236
4.500%, 04/17/2030 (A)		463	534
4.500%, 10/26/2046		580	637
3.250%, 10/26/2026 (A)		1,884	2,026
3.250%, 10/22/2030 (B)		1,834	1,930
3.250%, 10/22/2030 (A)		762	802
2.250%, 02/02/2033 (A)		899	846

			17,106

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		1,463	1,390
6.250%, 07/30/2024		677	729

			2,119

Serbia — 0.7%
Serbia International Bond
3.125%, 05/15/2027	EUR	320	416
2.125%, 12/01/2030	$	517	476
1.650%, 03/03/2033		270	308
1.500%, 06/26/2029	EUR	2,644	3,110
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	155,320	1,883
4.500%, 01/11/2026		211,800	2,326
4.500%, 08/20/2032		199,460	2,205
3.750%, 01/17/2022		28,610	292

			11,016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
South Africa — 4.5%
Eskom Holdings SOC
7.125%, 02/11/2025	$	1,430	$1,473
7.125%, 02/11/2025 (A)		3,766	3,880
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		471	511
7.500%, 09/15/2033	ZAR	35,200	1,696
6.750%, 08/06/2023	$	1,556	1,605
6.750%, 08/06/2023 (A)		1,329	1,371
6.350%, 08/10/2028 (A)		322	340
Republic of South Africa
10.500%, 12/21/2026	ZAR	76,143	5,855
9.000%, 01/31/2040		79,651	4,404
8.875%, 02/28/2035		46,669	2,682
8.750%, 01/31/2044		110,123	5,846
8.750%, 02/28/2048		158,717	8,423
8.500%, 01/31/2037		117,491	6,341
8.250%, 03/31/2032		27,309	1,598
8.000%, 01/31/2030		52,950	3,269
7.750%, 02/28/2023		7,161	506
7.000%, 02/28/2031		51,041	2,823
6.500%, 02/28/2041		16,423	692
6.300%, 06/22/2048	$	964	944
6.250%, 03/31/2036	ZAR	68,414	3,047
5.875%, 09/16/2025	$	790	871
5.750%, 09/30/2049		4,550	4,187
5.650%, 09/27/2047		386	355
5.000%, 10/12/2046		357	307
4.850%, 09/27/2027		420	433
4.850%, 09/30/2029		1,696	1,705
Sasol Financing USA
4.375%, 09/18/2026		351	358
SASOL Financing USA
5.875%, 03/27/2024		442	469
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	6,760	457

			66,448

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	22,400,000	1,567
7.250%, 12/07/2024		700,000	51
Korea International Bond
1.000%, 09/16/2030	$	791	726

			2,344

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		975	1,099

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	972

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.550%, 03/28/2030	$	3,079	$1,873
6.850%, 03/14/2024		512	326
6.850%, 11/03/2025		1,339	835
6.825%, 07/18/2026 (A)		909	553
6.825%, 07/18/2026		500	304
6.750%, 04/18/2028		1,624	986
6.750%, 04/18/2028 (A)		4,437	2,693
6.350%, 06/28/2024 (A)		1,294	823
6.200%, 05/11/2027		1,186	720
5.875%, 07/25/2022 (A)		308	239
5.750%, 04/18/2023 (A)		1,031	699
5.750%, 04/18/2023		64	43

			11,066

Supra-National — 0.5%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	381
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		865	955
4.700%, 10/22/2031		683	728
2.750%, 01/22/2033	EUR	204	247
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022	IDR	9,486,000	667
Inter-American Development Bank MTN
7.875%, 03/14/2023		44,650,000	3,223
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021		10,914,700	755

			6,956

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030	$	229	231

Thailand — 2.2%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	122
3.775%, 06/25/2032		181,773	6,802
3.650%, 06/20/2031		78,000	2,890
3.625%, 06/16/2023		30,000	1,027
3.400%, 06/17/2036		207,584	7,362
3.300%, 06/17/2038		79,072	2,768
2.875%, 12/17/2028		62,796	2,187
2.875%, 06/17/2046		3,431	110
2.400%, 12/17/2023		88,000	2,953
2.125%, 12/17/2026		15,000	504
1.875%, 06/17/2022		20,000	651
1.600%, 12/17/2029		7,000	221
1.600%, 06/17/2035		27,023	784
1.585%, 12/17/2035		20,515	588
1.450%, 12/17/2024		85,200	2,793

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.250%, 03/12/2028	THB	395	$12
0.950%, 06/17/2025		31,000	995

			32,769

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.375%, 01/16/2024	$	1,287	1,348

Tunisia — 0.2%
Banque Centrale de Tunisie
8.250%, 09/19/2027		337	310
5.750%, 01/30/2025 (A)		493	429
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	939	969
5.625%, 02/17/2024		1,563	1,619

			3,327

Turkey — 1.8%
Export Credit Bank of Turkey (A)
6.125%, 05/03/2024	$	247	244
5.375%, 10/24/2023		1,033	1,011
5.000%, 09/23/2021		538	538
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)(B)		1,479	1,486
QNB Finansbank
6.875%, 09/07/2024 (A)		613	632
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	1,058
Turkey Government Bond
12.600%, 10/01/2025	TRY	6,928	690
11.700%, 11/13/2030		17,306	1,467
9.000%, 05/04/2022		3,294	363
Turkey Government International Bond
10.600%, 02/11/2026		13,916	1,264
7.250%, 12/23/2023	$	1,061	1,093
6.875%, 03/17/2036		2,482	2,350
6.375%, 10/14/2025		200	198
6.350%, 08/10/2024		294	294
6.000%, 01/14/2041		308	260
5.950%, 01/15/2031		4,026	3,645
5.875%, 06/26/2031		1,552	1,401
5.750%, 03/22/2024		200	198
5.750%, 05/11/2047		883	715
5.125%, 03/25/2022		375	376
5.125%, 02/17/2028		442	399
4.875%, 10/09/2026		1,017	936
4.750%, 01/26/2026		4,162	3,870
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		500	534
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		379	363

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ulker Biskuvi Sanayi
6.950%, 10/30/2025 (A)	$	871	$913
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	417

			26,715

Ukraine — 2.4%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		990	1,005
7.125%, 07/19/2024	EUR	720	870
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	2,733
16.000%, 08/11/2021		148,624	5,450
15.840%, 02/26/2025		66,553	2,612
9.750%, 11/01/2028 (A)	$	375	437
9.750%, 11/01/2028		897	1,044
8.994%, 02/01/2024		1,128	1,251
7.750%, 09/01/2021		596	607
7.750%, 09/01/2022		222	234
7.750%, 09/01/2026		1,942	2,105
7.750%, 09/01/2026 (A)		169	183
7.750%, 09/01/2027 (A)		223	238
7.750%, 09/01/2027		2,052	2,193
7.375%, 09/25/2032		5,155	5,181
7.253%, 03/15/2033		2,823	2,808
7.253%, 03/15/2033 (A)		1,087	1,081
6.750%, 06/20/2026	EUR	1,299	1,638
4.375%, 01/27/2030 (A)		961	1,034
3.000%, 05/31/2040 (A)(E)	$	2,206	2,272

			34,976

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		3,268	3,685
4.600%, 11/02/2047		330	372
3.650%, 11/02/2029 (A)		537	592
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		824	929
3.125%, 09/30/2049		1,436	1,368
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		460	499
3.125%, 04/16/2030		300	321
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	546
DP World MTN (A)
6.850%, 07/02/2037		210	271
5.625%, 09/25/2048		439	514
4.700%, 09/30/2049		134	140
DP World Crescent MTN
4.848%, 09/26/2028		475	530

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750% (F)	$	877	$943
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	529
Finance Department Government of Sharjah MTN (A)
4.000%, 07/28/2050		1,165	1,024
3.625%, 03/10/2033		660	651
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		4,215	4,064
2.625%, 03/31/2036		1,630	1,559
2.160%, 03/31/2034		1,970	1,908
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		1,346	1,558
MDGH - GMTN BV MTN
3.950%, 05/21/2050		200	213
3.700%, 11/07/2049 (A)		711	726
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	383

			23,325

United Kingdom — 0.2%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	20,797,000	1,528
8.250%, 05/18/2029		14,336,000	1,076

			2,604

United States — 0.5%
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035		41,500,000	2,913
7.000%, 09/18/2030 (E)		57,637,000	4,013

			6,926

Uruguay — 0.7%
Republic of Uruguay
4.375%, 12/15/2028	UYU	9,246	247
Uruguay Government International Bond
9.875%, 06/20/2022		53,504	1,252
4.975%, 04/20/2055	$	661	807
4.375%, 10/27/2027		2,310	2,620
4.375%, 01/23/2031		4,567	5,287

			10,213

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		833	910
4.750%, 02/20/2024		232	244
3.700%, 11/25/2030 (A)		524	509
3.700%, 11/25/2030		232	225

			1,888

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035	$1,000	$43
9.000%, 11/17/2021 (B)	4,300	187
6.000%, 05/16/2024	10,192	443
6.000%, 05/16/2024	7,785	339
6.000%, 11/15/2026	13,215	575
5.500%, 04/12/2037	1,740	76
5.375%, 04/12/2027	4,563	199
Venezuela Government International Bond
9.250%, 09/15/2027	2,300	236
9.250%, 05/07/2028	2,941	301
8.250%, 10/13/2024	3,304	335
7.750%, 10/13/2019	3,976	388

		3,122

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	535	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Zambia — 0.1%
First Quantum Minerals (A)
7.500%, 04/01/2025	$404	$417
6.875%, 03/01/2026	403	417
Zambia Government International Bond
5.375%, 09/20/2022	2,282	1,267

		2,101

Total Global Bonds (Cost $1,458,334) ($ Thousands)		1,407,780

	Shares

AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, L.P.
0.020% **†(H)	32,648,024	32,656

Total Affiliated Partnership (Cost $32,653) ($ Thousands)		32,656

Total Investments in Securities — 96.8% (Cost $1,490,987) ($ Thousands)		$1,440,436

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bob	(18)	Jun-2021	$(2,880)	$(2,858)	$5
Euro-Bund	(75)	Jun-2021	(15,544)	(15,098)	48
Euro-Buxl	(31)	Jun-2021	(7,837)	(7,507)	142
Korea 10-Year Bond	(25)	Jun-2021	(2,787)	(2,785)	9
R186 Bond Future	1,632	May-2021	13,093	12,979	(379)
R2030 Bond Future	362	May-2021	2,298	2,284	(82)
R2032 Bond Future	812	May-2021	4,855	4,791	(159)
R2035 Bond Future	631	May-2021	3,695	3,687	(114)
R2037 Bond Future	328	May-2021	1,822	1,815	(59)
R2040 Bond Future	229	May-2021	1,321	1,300	(45)
R213 Bond Future	837	May-2021	4,777	4,699	(173)
U.S. 2-Year Treasury Note	18	Jul-2021	3,977	3,973	(4)
U.S. 5-Year Treasury Note	(22)	Jul-2021	(2,721)	(2,715)	6
U.S. 10-Year Treasury Note	86	Jun-2021	11,394	11,261	(133)
U.S. Long Treasury Bond	(1)	Jun-2021	(158)	(155)	3
U.S. Ultra Long Treasury Bond	51	Jun-2021	9,696	9,242	(454)

			$25,001	$24,913	$(1,389)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/07/21	USD	1,251	TRY	9,513	$(104)

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/07/21 - 06/22/21	TRY	36,420	USD	4,469	$143
Barclays PLC	06/16/21	USD	8,941	PLN	34,213	(265)
Barclays PLC	06/16/21 - 06/22/21	USD	16,559	TRY	126,719	(1,966)
Barclays PLC	06/16/21	RUB	236,491	USD	3,077	(25)
Citi	04/22/21	USD	2,210	KRW	2,482,418	(10)
Citigroup	04/30/21 - 06/16/21	USD	9,959	KRW	11,281,316	53
Citigroup	04/05/21	USD	2,622	KRW	2,941,854	(22)
Citigroup	04/06/21 - 06/30/21	USD	2,811	EUR	2,359	(39)
Citigroup	04/06/21 - 06/16/21	EUR	13,437	USD	16,122	310
Citigroup	04/08/21	CNY	4,257	USD	649	(1)
Citigroup	04/08/21	USD	2,453	INR	181,373	25
Citigroup	05/25/21	USD	2,687	INR	197,196	(14)
Citigroup	04/09/21 - 05/10/21	USD	9,229	TWD	256,651	(206)
Citigroup	04/16/21 - 06/16/21	USD	11,753	RUB	874,347	(274)
Citigroup	06/16/21	RUB	44,250	USD	594	13
Citigroup	04/16/21 - 06/16/21	RUB	153,362	USD	2,000	(17)
Citigroup	04/19/21	USD	1,673	CNY	10,988	1
Citigroup	04/19/21	USD	19,706	CNY	128,268	(163)
Citigroup	05/05/21 - 06/17/21	USD	6,690	ZAR	100,895	77
Citigroup	05/05/21	USD	1,352	ZAR	19,905	(10)
Citigroup	05/05/21	ZAR	40,416	USD	2,728	2
Citigroup	05/05/21 - 06/17/21	ZAR	61,441	USD	4,056	(83)
Citigroup	05/10/21	ILS	1,175	USD	357	4
Citigroup	05/10/21	USD	2,705	ILS	8,858	(47)
Citigroup	05/20/21 - 07/15/21	EGP	57,459	USD	3,530	(78)
Citigroup	05/28/21	USD	512	VND	11,779,137	(2)
Citigroup	05/28/21 - 06/16/21	THB	125,342	USD	4,136	125
Citigroup	06/02/21	USD	1,054	BRL	5,884	(15)
Citigroup	06/16/21	USD	9,662	MXN	203,093	183
Citigroup	06/04/21	USD	9,704	MXN	196,812	(151)
Citigroup	06/16/21	EUR	325	CZK	8,506	—
Citigroup	06/16/21	USD	1,079	RON	4,447	(21)
Citigroup	06/16/21	EUR	5,551	PLN	24,964	(204)
Citigroup	06/16/21	USD	5,896	TRY	45,886	(608)
Citigroup	06/16/21	PEN	12,575	USD	3,380	35
Citigroup	06/16/21	USD	6,426	CLP	4,749,575	192
Citigroup	06/16/21	USD	8,979	CLP	6,421,025	(32)
Citigroup	06/16/21	USD	17,007	CZK	372,773	(222)
Citigroup	06/16/21	HUF	781,067	EUR	2,115	(42)
Citigroup	06/16/21	CLP	956,463	USD	1,318	(15)
Citigroup	06/16/21	COP	23,314,064	USD	6,512	173
Citigroup	06/30/21	RON	2,125	EUR	432	3
Citigroup	06/30/21	JPY	234,131	USD	2,145	24
Citigroup	07/06/21	PLN	1,008	EUR	217	(1)
Citigroup	10/06/21	EUR	580	RON	2,891	—
Goldman Sachs	06/02/21 - 06/11/21	USD	3,059	BRL	17,435	17
Goldman Sachs	04/05/21	USD	10,340	BRL	55,716	(468)
Goldman Sachs	04/06/21	USD	2,026	EUR	1,701	(27)
Goldman Sachs	04/06/21	USD	2,567	AUD	3,298	(55)
Goldman Sachs	04/07/21 - 06/22/21	USD	4,603	TRY	34,813	(467)
Goldman Sachs	04/09/21	USD	5,526	TWD	154,118	(118)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/16/21	USD	3,759	PEN	13,576	$(149)
Goldman Sachs	04/16/21 - 06/11/21	USD	5,209	RUB	388,213	(96)
Goldman Sachs	04/16/21 - 06/16/21	PEN	49,960	USD	13,507	220
Goldman Sachs	04/16/21	RUB	520,128	USD	6,995	120
Goldman Sachs	06/16/21	RUB	94,207	USD	1,231	(4)
Goldman Sachs	04/19/21	CNY	73,105	USD	11,216	77
Goldman Sachs	06/16/21	CNY	4,454	USD	675	—
Goldman Sachs	05/05/21	ZAR	32,557	USD	2,113	(82)
Goldman Sachs	05/10/21	USD	2,704	ILS	8,858	(45)
Goldman Sachs	05/10/21	ILS	19,113	USD	5,802	65
Goldman Sachs	05/28/21 - 06/16/21	TRY	14,218	USD	1,649	3
Goldman Sachs	06/16/21	TRY	16,407	USD	1,889	(2)
Goldman Sachs	06/01/21	USD	2,531	PHP	123,507	6
Goldman Sachs	06/03/21	EUR	5,202	USD	6,283	161
Goldman Sachs	06/04/21	MXN	54,149	USD	2,656	27
Goldman Sachs	06/04/21 - 06/16/21	MXN	92,662	USD	4,381	(115)
Goldman Sachs	06/11/21	USD	1,753	KRW	1,971,690	(3)
Goldman Sachs	06/11/21	KRW	150,001	USD	133	—
Goldman Sachs	06/16/21	USD	578	CZK	12,840	—
Goldman Sachs	06/16/21	USD	636	RON	2,628	(11)
Goldman Sachs	06/16/21	EUR	1,185	CZK	31,053	3
Goldman Sachs	06/16/21	USD	1,349	THB	42,210	1
Goldman Sachs	06/16/21	USD	1,730	MXN	35,973	13
Goldman Sachs	06/16/21	USD	5,531	CNY	36,175	(44)
Goldman Sachs	06/16/21	SGD	15,817	USD	11,786	16
Goldman Sachs	06/16/21 - 07/15/21	EGP	27,573	USD	1,690	(21)
Goldman Sachs	06/16/21	RON	44,589	USD	10,879	267
Goldman Sachs	06/16/21	PHP	357,250	USD	7,311	(12)
Goldman Sachs	06/16/21	COP	21,542,305	USD	5,997	140
Goldman Sachs	06/22/21	USD	1,237	UAH	35,674	433
Goldman Sachs	06/30/21	EUR	1,707	RON	8,407	(11)
Goldman Sachs	07/06/21	PLN	1,299	EUR	282	3
Goldman Sachs	07/06/21	EUR	2,955	PLN	13,353	(93)
Goldman Sachs	07/14/21 - 09/24/21	USD	1,965	KZT	852,398	(19)
JPMorgan Chase Bank	04/05/21	BRL	4,475	USD	834	42
JPMorgan Chase Bank	05/04/21	USD	8,574	BRL	49,516	185
JPMorgan Chase Bank	04/05/21	USD	412	BRL	2,268	(10)
JPMorgan Chase Bank	06/30/21	USD	512	EUR	436	1
JPMorgan Chase Bank	04/06/21 - 06/03/21	USD	6,445	EUR	5,381	(120)
JPMorgan Chase Bank	04/06/21 - 06/30/21	EUR	14,613	USD	17,470	276
JPMorgan Chase Bank	04/07/21	TRY	17,336	USD	2,273	184
JPMorgan Chase Bank	04/08/21 - 04/19/21	USD	6,367	CNY	41,348	(62)
JPMorgan Chase Bank	04/12/21	USD	145	CNY	952	1
JPMorgan Chase Bank	04/09/21 - 04/12/21	USD	17,176	CNY	111,497	(177)
JPMorgan Chase Bank	04/12/21 - 04/22/21	PEN	11,616	USD	3,150	61
JPMorgan Chase Bank	04/14/21	USD	5,716	CLP	4,137,060	44
JPMorgan Chase Bank	04/14/21 - 04/22/21	BRL	35,589	USD	6,351	49
JPMorgan Chase Bank	04/22/21	BRL	1,270	USD	220	(5)
JPMorgan Chase Bank	04/14/21 - 04/30/21	IDR	277,507,918	USD	19,176	121
JPMorgan Chase Bank	04/16/21	USD	2,815	RUB	211,106	(25)
JPMorgan Chase Bank	04/16/21	PEN	4,896	USD	1,351	49

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/16/21	RUB	145,837	USD	1,943	$16
JPMorgan Chase Bank	04/19/21 - 04/21/21	USD	1,603	TRY	12,294	(133)
JPMorgan Chase Bank	04/20/21 - 05/18/21	USD	8,332	ZAR	125,579	128
JPMorgan Chase Bank	05/05/21	USD	2,649	ZAR	39,066	(14)
JPMorgan Chase Bank	04/20/21 - 05/18/21	ZAR	221,025	USD	14,248	(683)
JPMorgan Chase Bank	04/21/21	USD	180	PEN	668	(3)
JPMorgan Chase Bank	04/21/21	USD	507	PHP	24,673	2
JPMorgan Chase Bank	04/22/21	USD	141	RUB	10,767	1
JPMorgan Chase Bank	04/21/21	USD	935	RUB	68,933	(25)
JPMorgan Chase Bank	04/21/21	USD	1,654	THB	50,939	(24)
JPMorgan Chase Bank	04/21/21	CLP	1,915,492	USD	2,677	10
JPMorgan Chase Bank	04/22/21	USD	149	COP	557,427	3
JPMorgan Chase Bank	04/22/21	USD	3,328	KRW	3,767,159	11
JPMorgan Chase Bank	04/22/21	USD	141	BRL	809	2
JPMorgan Chase Bank	04/22/21	USD	5,560	BRL	30,973	(77)
JPMorgan Chase Bank	04/22/21	RUB	173,203	USD	2,356	69
JPMorgan Chase Bank	04/22/21	COP	4,414,484	USD	1,231	29
JPMorgan Chase Bank	04/22/21	COP	987,851	USD	267	(2)
JPMorgan Chase Bank	04/26/21 - 06/14/21	THB	87,750	USD	2,830	22
JPMorgan Chase Bank	04/30/21	USD	98	IDR	1,423,969	—
JPMorgan Chase Bank	05/04/21	USD	1,739	MYR	7,037	(39)
JPMorgan Chase Bank	05/10/21	USD	2,675	TWD	74,035	(64)
JPMorgan Chase Bank	05/19/21	USD	90	PLN	359	1
JPMorgan Chase Bank	05/19/21	USD	3,211	PLN	11,923	(188)
JPMorgan Chase Bank	05/19/21	USD	4,974	RON	20,097	(183)
JPMorgan Chase Bank	05/19/21 - 06/04/21	USD	3,000	MXN	62,856	55
JPMorgan Chase Bank	06/04/21	USD	2,263	MXN	46,464	(8)
JPMorgan Chase Bank	05/19/21	PLN	6,668	USD	1,790	99
JPMorgan Chase Bank	05/19/21	PLN	463	USD	116	(1)
JPMorgan Chase Bank	05/19/21	MXN	18,563	USD	913	11
JPMorgan Chase Bank	05/19/21	MXN	61,939	USD	2,994	(18)
JPMorgan Chase Bank	05/24/21	USD	833	IDR	12,242,894	4
JPMorgan Chase Bank	05/24/21	IDR	35,378,308	USD	2,480	62
JPMorgan Chase Bank	05/28/21	USD	818	VND	18,816,024	(3)
JPMorgan Chase Bank	06/14/21	USD	1,824	THB	56,208	(25)
JPMorgan Chase Bank	06/15/21	USD	112	CZK	2,461	(1)
JPMorgan Chase Bank	06/15/21	USD	4,161	HUF	1,283,476	—
JPMorgan Chase Bank	06/16/21	USD	311	COP	1,142,543	—
JPMorgan Chase Bank	06/16/21	COP	1,326,392	USD	362	2
JPMorgan Chase Bank	07/06/21	EUR	412	PLN	1,871	(10)
JPMorgan Chase Bank	07/14/21	USD	686	KZT	295,404	(2)
JPMorgan Chase Bank	07/22/21	USD	1,321	UAH	38,652	485
JPMorgan Chase Bank	10/06/21	EUR	516	RON	2,575	—
Merrill Lynch	06/16/21	USD	3,597	MXN	75,135	45
Merrill Lynch	06/16/21	USD	8,947	PLN	34,213	(271)
Merrill Lynch	06/16/21	COP	41,457,060	USD	11,554	282
Morgan Stanley	04/05/21	BRL	7,256	USD	1,276	(10)
Morgan Stanley	04/06/21	EUR	2,219	USD	2,652	44
Morgan Stanley	04/06/21	USD	2,983	EUR	2,453	(99)
Morgan Stanley	04/16/21	RUB	326,676	USD	4,364	47

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	04/19/21	USD	411	CNY	2,667	$(5)
Morgan Stanley	04/19/21	CNY	48,654	USD	7,460	47
Morgan Stanley	04/19/21	CNY	2,367	USD	360	—
Morgan Stanley	05/05/21	USD	1,218	ZAR	18,463	27
Morgan Stanley	06/14/21	USD	618	THB	19,342	1
Morgan Stanley	05/28/21 - 06/14/21	USD	844	THB	25,890	(15)
Morgan Stanley	06/04/21	USD	245	MXN	5,133	4
Morgan Stanley	06/04/21	MXN	54,682	USD	2,647	(7)
Morgan Stanley	06/11/21	INR	123,884	USD	1,683	9
Morgan Stanley	06/16/21	CZK	9,572	EUR	365	(2)
Morgan Stanley	07/06/21	PLN	12,507	EUR	2,764	83
Morgan Stanley	09/10/21	PHP	17,839	USD	362	(1)
Standard Bank	04/06/21	EUR	580	USD	700	17
Standard Bank	04/09/21	TWD	265,264	USD	9,301	(8)
Standard Bank	05/05/21	USD	1,284	ZAR	19,517	32
Standard Bank	05/05/21	ZAR	15,944	USD	1,055	(21)
Standard Bank	06/02/21	USD	2,576	BRL	14,027	(101)
Standard Bank	06/16/21	USD	622	MXN	12,896	3
Standard Bank	06/04/21	USD	1,004	MXN	20,660	(2)
Standard Bank	06/16/21	USD	3,184	MYR	13,136	(16)
Standard Bank	06/16/21	CNY	4,520	USD	685	(1)
Standard Bank	06/16/21	USD	8,772	HUF	2,697,005	(27)
Standard Bank	06/16/21	USD	9,357	TWD	265,264	39
Standard Bank	06/16/21	IDR	12,488,518	USD	858	6
Standard Bank	07/15/21	EGP	41,916	USD	2,572	(22)
Standard Chartered	04/05/21	USD	364	BRL	1,979	(13)
Standard Chartered	04/05/21	BRL	4,975	USD	882	—
Standard Chartered	04/08/21	INR	186,796	USD	2,543	(10)
Standard Chartered	04/16/21	USD	280	PEN	1,023	(9)
Standard Chartered	04/16/21	USD	3,625	RUB	270,939	(44)
Standard Chartered	04/16/21	RUB	26,196	USD	344	(2)
Standard Chartered	04/19/21	USD	3,924	CNY	25,497	(40)
Standard Chartered	04/19/21	USD	4,547	MYR	18,750	(20)
Standard Chartered	04/19/21	CNY	36,406	USD	5,580	33
Standard Chartered	04/26/21 - 05/24/21	IDR	101,779,216	USD	7,106	130
Standard Chartered	05/04/21	MYR	2,039	USD	496	3
Standard Chartered	05/10/21	TWD	148,826	USD	5,383	134
Standard Chartered	05/28/21	THB	3,055	USD	99	1
Standard Chartered	06/01/21	PHP	135,047	USD	2,739	(36)
Standard Chartered	06/11/21	USD	1,740	CLP	1,266,028	24
Standard Chartered	06/16/21	EUR	814	HUF	300,593	17
State Street	04/06/21 - 05/05/21	USD	1,994	EUR	1,692	(6)
State Street	04/06/21	AUD	3,298	USD	2,529	17
State Street	04/06/21 - 06/03/21	EUR	6,457	USD	7,683	90
State Street	04/07/21	EUR	13,800	USD	17,003	783
State Street	04/08/21	CNY	16,571	USD	2,541	15
State Street	04/16/21	USD	8,352	RUB	629,013	(38)
State Street	04/16/21	PEN	9,589	USD	2,605	56
State Street	05/05/21	ZAR	11,487	USD	751	(23)

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	06/04/21	MXN	26,373	USD	1,275	$(6)
State Street	06/11/21	USD	1,681	INR	124,042	(4)
State Street	06/11/21	BRL	9,204	USD	1,649	26

						$(2,265)

A list of the open OTC swap agreements held by the Fund at March 31, 2021, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,020,770	$688	$–	$688
JPMorgan Chase	1.3775%	6-MONTH HUF -BUBOR	Semi- Annually	06/17/2021	HUF	654,998	(26)	–	(26)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	6,842	35	–	35
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	11,000	62	–	62
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.29%	Annually	12/14/2021	RUB	535,000	153	–	153
Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi- Annually	01/10/2022	HUF	1,537,322	(25)	–	(25)
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.430%	Semi- Annually	05/10/2022	CLP	420,527	26	–	26
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	58	–	58
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	278	–	278
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	350	–	350
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.072%	Annually	04/02/2023	RUB	715,570	88	–	88
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	21	–	21
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	7	–	7
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	13	–	13
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	3	–	3
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	14	–	14

							$1,745	$–	$1,745

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Goldman Sachs	Republic of Turkey	Buy	1.00%	Quarterly	12/20/2025	$2,142	$327	$219	$108

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH CZK - PRIBOR	2.1%	Annually	09/30/2021	CZK	150,349	$56	$–	$56
5.915%	1-DAY COP-COLUMBIA IBR	Quarterly	05/15/2029	COP	3,600,000	(45)	–	(45)
2.969%	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	200,000	–	–	–
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	26	–	26
7.4325% FIXED	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	6,304	42	–	42
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	29	–	29
1.13%	6-MONTH PLN - WIBOR	Semi-Annually	03/16/2026	PLN	10,662	15	–	15
1-DAY-CLP – Sinacofi Chile Interbank Rate Avg	.26%	Semi-Annually	03/16/2026	CLP	1,623,158	(32)	–	(32)
1.1%	6-MONTH THB BIBOR	Semi-Annually	03/10/2026	THB	95,000	34	–	34
0.995%	6-MONTH THB BIBOR	Semi-Annually	03/01/2026	THB	91,000	49	–	49
1.32% FIXED	6-MONTH CZK-PRIBOR	Semi-Annually	02/10/2026	CZK	57,984	39	–	39
1-DAY-CLP – Sinacofi Chile Interbank Rate Avg	.6325%	Semi-Annually	01/12/2026	CLP	597,888	(34)	–	(34)
28-DAY MXN - TIIE	4.85 FIXED	Monthly	07/25/2025	MXN	6,144	(12)	–	(12)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	1.16%	Semi-Annually	06/23/2025	CLP	2,335,691	(158)	–	(158)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.36%	Semi-Annually	06/17/2025	CLP	1,931,133	(107)	–	(107)
0.644 FIXED	6-MONTH PLN - WIBOR	Semi-Annually	06/09/2025	PLN	11,248	53	–	53
28-DAY MXN - TIIE	.45% FIXED	Monthly	04/01/2025	MXN	27,064	31	–	31
6-MONTH HUF - BUBOR	.725%	Annually	03/25/2025	HUF	598,334	(90)	–	(90)
5.37	1-DAY COP- COLUMBIA IBR	Quarterly	06/21/2029	COP	1,800,000	(3)	–	(3)
1-DAY BRL - CETIP	.455%	Annually	01/02/2025	BRL	3,591	(20)	–	(20)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	(39)	–	(39)
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	33,000	(36)	–	(36)
4.88%	1-DAY COP – COLUMBIA IBR	Quarterly	03/16/2031	COP	4,263,045	56	–	56
.42%	6-MONTH HUF - BUBOR	Semi-Annually	03/16/2031	HUF	219,577	19	–	19
2.325% FIXED	6-MONTH HUF - BUBOR	Semi-Annually	02/24/2031	HUF	393,310	44	–	44
1.495% FIXED	3-MONTH KRW - KWDC	Quarterly	02/19/2031	KRW	1,600,000	28	–	28
1.3965%	3-MONTH KRW - KWDC	Quarterly	02/05/2031	KRW	1,600,000	40	–	40
.605%	6-MONTH HUF - BUBOR	Semi-Annually	01/08/2031	HUF	85,022	25	–	25
6-MONTH CZK-PRIBOR	1.38%	Annually	11/13/2030	CZK	62,479	(83)	–	(83)
6-MONTH CZK-PRIBOR	.395%	Annually	11/12/2030	CZK	62,500	(81)	–	(81)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.145%	Semi-Annually	08/24/2030	CLP	444,725	(66)	–	(66)
.21%	1-DAY COP- COLUMBIA IBR	Quarterly	07/08/2030	COP	1,318,748	33	–	33
%	6-MONTH PLN - WIBOR	Semi-Annually	06/12/2030	PLN	8,141	142	–	142
.33%	1-DAY-CLP - Sinacofi Chile	Semi-Annually	06/05/2030	CLP
	Interbank Rate Avg				830,041	25	–	25
1-DAY COP - COLUMBIA IBR	5.45%	Quarterly	03/12/2030	COP	1,338,006	(2)	–	(2)
1-DAY COP - COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP	879,919	(2)	–	(2)
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	11,700	(3)	–	(3)
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	135,000	35	–	35
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	10,000	(1)	–	(1)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	33,993	(19)	–	(19)
2.48%	6-MONTH HUF-BUBOR	Semi-Annually	03/17/2031	HUF	464,204	33	–	33
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(18)	–	(18)
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2025	BRL	4,102	(24)	–	(24)
1.28%	6-MONTH HUF-BUBOR	Annually	02/18/2023	HUF	2,000,000	(15)	–	(15)
1-DAY BRL - CETIP	.23 FIXED	Annually	01/02/2023	BRL	5,579	(2)	–	(2)
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2023	BRL	6,361	7	–	7

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	$18	$–	$18
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	(5)	–	(5)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	3	–	3
6.23% FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	41,890	19	–	19
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	(35)	–	(35)
1-DAY BRL - CETIP	.43%	Annually	01/02/2023	BRL	12,558	67	–	67
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	46	–	46
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	32	–	32
1-DAY BRL - CETIP	.885 FIXED	Annually	01/03/2022	BRL	15,625	(34)	–	(34)
1-DAY BRL - CETIP	2.99%	Annually	01/03/2022	BRL	20,697	(42)	–	(42)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	44	–	44
1.960%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi- Annually	12/12/2021	CLP	2,569,905	(36)	–	(36)
6-MONTH PLN - WIBOR	2.263%	Annually	11/12/2021	PLN	7,000	22	–	22
6-MONTH CZK - PRIBOR	2.07%	Annually	09/30/2021	CZK	121,000	45	–	45
3-MONTH CZK - PRIBOR	1.3825%	Annually	03/22/2023	CZK	134,546	–	–	0
1-DAY BRL - CETIP	.65%	Annually	01/02/2025	BRL	12,389	(142)	–	(142)
3-MONTH HUF - BUBOR	1.623% FIXED	Annually	03/22/2023	HUF	1,997,566	(11)	–	(11)
28-DAY MXN - TIIE	.01%	Monthly	11/22/2023	MXN	148,276	(74)	–	(74)
6-MONTH HUF - BUBOR	0.81%	Annually	09/12/2024	HUF	75,000	(8)	–	(8)
1.675%	6-MONTH CZK - PRIBOR	Semi- Annually	07/17/2024	CZK	21,146	(10)	–	(10)
1.64	6-MONTH CZK - PRIBOR	Semi- Annually	06/21/2024	CZK	14,000	(6)	–	(6)
28-DAY MXN - TIIE	.47%	Monthly	06/19/2024	MXN	95,833	(44)	–	(44)
1.7	6-MONTH CZK - PRIBOR	Semi- Annually	06/18/2024	CZK	140,000	(71)	–	(71)
6-MONTH PLN - WIBOR	.65 FIXED	Annually	03/26/2024	PLN	2,804	(3)	–	(3)
6-MONTH PLN - WIBOR	.63 FIXED	Annually	03/26/2024	PLN	3,196	(3)	–	(3)
1.9865%	6-MONTH PLN - WIBOR	Semi- Annually	03/25/2024	PLN	14,396	(132)	–	(132)
28-DAY MXN - TIIE	.1525%	Monthly	02/22/2024	MXN	123,473	(63)	–	(63)
0.65%	6-MONTH HUF - WIBOR	Semi- Annually	02/18/2024	PLN	17,365	8	–	8
1-DAY BRL - CETIP	.99%	Annually	01/02/2024	BRL	6,670	(65)	–	(65)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(223)	–	(223)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	3,999	(27)	–	(27)
1-DAY BRL - CETIP	.5 FIXED	Annually	01/02/2024	BRL	4,808	(17)	–	(17)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(33)	–	(33)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	18,819	(138)	–	(138)
1-DAY BRL - CETIP	.76%	Annually	01/02/2024	BRL	8,953	(58)	–	(58)
28-DAY MXN - TIIE	.55% FIXED	Monthly	04/13/2023	MXN	52,615	23	–	23
6-MONTH PLN - WIBOR	.663%	Annually	03/25/2031	PLN	5,085	(23)	–	(23)

						$(1,007)	$–	$(1,007)

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.34.V1	Buy	1.00%	Quarterly	12/20/2025	10,731	$522	$650	$(128)

Percentages are based on Net Assets of $1,488,780 ($ Thousands).

**  The rate reported is the 7-day effective yield as of March 31, 2021.

†   Investment in Affiliated Security (see Note 5).

(A)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $278,428 ($ Thousands), representing 18.7% of the Net Assets of the Fund.

(B)  Certain securities or partial positions of certain securities are on loan at March 31, 2021 (See Note 9). The total market value of securities on loan at March 31, 2021 was $31,476 ($ Thousands).

(C)  Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(D)  Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)  Perpetual security with no stated maturity date.

(G) Security is in default on interest payment.

(H)  This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2021 was $32,656 ($ Thousands).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Emerging Markets Debt Fund (Concluded)

AUD — Australian Dollar

BIBOR — Bangkok Interbank Offered Rate

BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IBR — Interbank Rate

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR— London Interbank Offered Rate

L.P. — Limited Partnership

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR— Warsaw Interbank Offered Rate

VAR — Variable Rate

VND — Vietnamese Dong

ZAR — South African Rand

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,407,780	–	1,407,780
Affiliated Partnership	–	32,656	–	32,656

Total Investments in Securities	–	1,440,436	–	1,440,436

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	213	–	–	213
Unrealized Depreciation	(1,602)	–	–	(1,602)
Forwards Contracts*
Unrealized Appreciation	–	6,975	–	6,975
Unrealized Depreciation	–	(9,240)	–	(9,240)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	108	–	108
Interest Rate Swaps*
Unrealized Appreciation	–	1,796	–	1,796
Unrealized Depreciation	–	(51)	–	(51)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(128)	–	(128)
Interest Rate Swaps*
Unrealized Appreciation	–	1,188	–	1,188
Unrealized Depreciation	–	(2,195)	–	(2,195)

Total Other Financial Instruments	(1,389)	(1,547)	–	(2,936)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$15,318	$56,516	$(39,178)	$—	$—	$32,656	32,648,024	$27	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2021

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$4,363,934*	$1,945,042*	$506,235	$1,407,780*
Affiliated investments, at value ††	211,104	40,821	–	32,656
Cash	54,656	23,910	12,727	65,531
Cash pledged as collateral for futures contracts	6,745	2,182	561	4,872
Cash pledged as collateral for swap contracts	–	–	142	–
Foreign currency, at value †††	5,492	3,893	1,022	2,829
Receivable for fund shares sold	3,586	3,922	417	1,449
Receivable for investment securities sold	2,336	8,126	1,266	9,396
Dividends and interest receivable	16,100	6,244	3,008	20,497
Unrealized gain on forward foreign currency contracts	–	–	9,566	6,975
Unrealized gain on foreign spot currency contracts	–	–	20	112
Swap contracts, at value ††††	–	–	71	2,123
Swaptions purchased, at value †††††	–	–	–	–
Foreign tax reclaim receivable	14,219	86	–	–
Receivable for variation margin	76	192	146	258
Prepaid expenses	68	62	9	26
Total Assets	4,678,316	2,034,480	535,190	1,554,504
Liabilities:
Payable upon return on securities loaned	130,059	13,160	–	32,648
Payable for investment securities purchased	9,388	9,839	5,660	20,382
Payable for fund shares redeemed	4,787	11,155	241	973
Swap contracts, at value ††††	–	–	–	51
Swaptions written, at value †††††	–	–	–	–
Payable for variation margin	519	–	71	293
Administration fees payable	1,117	734	131	540
Unrealized loss on foreign currency spot contracts	1	9	6	293
Unrealized loss on forward foreign currency contracts	–	–	1,765	9,240
Trustees fees payable	5	2	1	2
Chief compliance officer fees payable	6	3	1	2
Administrative servicing fees payable	4	–	–	–
Shareholder servicing fees payable	584	394	96	295
Investment advisory fees payable	1,962	1,627	101	786
Accrued expense payable	336	217	77	219
Accrued foreign capital gains tax on appreciated securities	–	5,308	–	–
Total Liabilities	148,768	42,448	8,150	65,724
Net Assets	$4,529,548	$1,992,032	$527,040	$1,488,780
† Cost of investments	$3,637,271	$1,377,702	$491,511	$1,458,334
†† Cost of affiliated investments	211,095	40,816	–	32,653
††† Cost of foreign currency	5,483	3,878	1,040	2,815
†††† Cost (premiums received)	–	–	–	219
††††† Cost (premiums received)	–	–	14	–
* Includes market value of securities on loan	123,127	12,784	–	31,476

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	61

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands) (Concluded)

March 31, 2021

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$ 3,484,399	$ 1,403,056	$ 527,064	$ 1,579,610
Total distributable earnings/(loss)	1,045,149	588,976	(24)	(90,830)
Net Assets	$ 4,529,548	$ 1,992,032	$ 527,040	$ 1,488,780
Net Asset Value, Offering and Redemption Price Per Share — Class F	$ 13.19	$ 14.92	$ 10.37	$ 10.03
	($4,144,621,899 ÷	($1,834,393,567 ÷	($457,825,886 ÷	($1,384,220,439 ÷
	314,132,568 shares)	122,984,089 shares)	44,170,283 shares)	138,021,411 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$ 13.23	N/A	N/A	N/A
($1,558,373 ÷
117,806 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$ 13.18	$ 14.92	$ 10.39	$ 10.00
	($383,367,498 ÷	($157,638,071 ÷	($69,214,437 ÷	($104,559,772 ÷
	29,076,421 shares)	10,567,552 shares)	6,660,245 shares)	10,457,100 shares)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2021

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:

Dividends	$46,254	$15,947	$–	$–

Income from affiliated investments(1)	2	1	–	–

Interest Income	2	2	3,524	40,314

Security lending income — net(1)(2)	206	149	–	27

Less: foreign taxes withheld	(5,044)	(3,426)	–	(487)
Total Investment Income	41,420	12,673	3,524	39,854
Expenses:

Investment advisory fees	10,920	10,079	778	6,471

Administration fees	6,396	4,138	1,167	3,413

Shareholder servicing fees — Class F	4,944	2,208	562	1,772

Shareholder servicing fees — Class I	2	–	–	–

Administrative servicing fees — Class I	2	–	–	–

Printing fees	275	122	33	97

Custodian/wire agent fees	239	374	60	223

Professional fees	102	45	12	36

Registration fees	52	22	7	21

Trustees’ fees	46	21	6	17

Chief compliance officer fees	11	5	1	4

Other expenses	72	43	68	85
Total Expenses	23,061	17,057	2,694	12,139

Less:

Waiver of investment advisory fees	–	(960)	(115)	(1,750)

Waiver of administration fees	–	–	(15)	(154)
Waiver of shareholder servicing fees — Class F	(40)	–	–	–
Net Expenses	23,021	16,097	2,564	10,235
Net Investment Income (Loss)	18,399	(3,424)	960	29,619
Net Realized Gain (Loss) on:

Investments	392,320	202,642	4,891	13,183

Affiliated investments	(1)	–	–	–

Futures contracts	5,637	2,700	(139)	1,036

Swap contracts	–	–	8	1,542

Foreign currency transactions	(689)	(490)	5,886	(4,222)

Forward foreign currency contracts	(146)	–	(7,533)	4,127
Net Change in Unrealized Appreciation (Depreciation) on:

Investments	451,568	204,370	(13,192)	(5,778)

Affiliated investments	–	(3)	–	–

Futures contracts	1,129	(480)	1,224	(988)

Swaption contracts	–	–	(14)	–

Swap contracts	–	–	(42)	(2,482)

Foreign capital gains tax on appreciated securities	–	(2,673)	–	–

Foreign currency translation of other assets and liabilities denominated in foreign currencies	(235)	(165)	(991)	(688)

Forward foreign currency contracts	–	–	4,573	4,102
Net Increase (Decrease) in Net Assets Resulting from Operations	$867,982	$402,477	$(4,369)	$39,451

(1)	See Note 5 in the Notes to Financial Statements for additional information.

(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	63

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	International Equity Fund		Emerging Markets Equity Fund
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$18,399	$37,587	$(3,424)	$7,595
Net realized gain (loss) on investments and futures contracts	397,956	33,628	205,342	(48,977)
Net realized loss on forward foreign currency contracts and foreign currency transactions	(835)	(39)	(490)	(944)
Net change in unrealized appreciation on investments and futures contracts	452,697	47,305	203,887	183,373
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(235)	892	(165)	80
Net change in unrealized depreciation on foreign capital tax gains on appreciated securities	–	–	(2,673)	(2,067)
Net Increase in Net Assets Resulting from Operations	867,982	119,373	402,477	139,060
Distributions:
Class F	(39,497)	(67,877)	(9,485)	(18,642)
Class I	(11)	(25)	N/A	N/A
Class Y	(4,488)	(7,618)	(1,168)	(2,039)
Total Dividends	(43,996)	(75,520)	(10,653)	(20,681)
Capital Share Transactions:
Class F:
Proceeds from shares issued	256,527	568,725	148,706	259,125
Reinvestment of dividends & distributions	36,357	62,626	8,760	17,191
Cost of shares redeemed	(470,442)	(794,429)	(226,049)	(408,775)
Net Decrease from Class F Transactions	(177,558)	(163,078)	(68,583)	(132,459)
Class I:
Proceeds from shares issued	56	491	N/A	N/A
Reinvestment of dividends & distributions	7	13	N/A	N/A
Cost of shares redeemed	(149)	(1,060)	N/A	N/A
Net Decrease from Class I Transactions	(86)	(556)	N/A	N/A
Class Y:
Proceeds from shares issued	18,821	72,880	13,291	30,639
Reinvestment of dividends & distributions	4,147	7,068	1,082	1,901
Cost of shares redeemed	(39,554)	(118,964)	(22,815)	(51,350)
Net Decrease from Class Y Transactions	(16,586)	(39,016)	(8,442)	(18,810)
Net Decrease in Net Assets Derived from Capital Share Transactions	(194,230)	(202,650)	(77,025)	(151,269)
Net Increase (Decrease) in Net Assets	629,756	(158,797)	314,799	(32,890)
Net Assets:
Beginning of Period	3,899,792	4,058,589	1,677,233	1,710,123
End of Period	$4,529,548	$3,899,792	$1,992,032	$1,677,233
Capital Share Transactions:
Class F:
Shares issued	20,569	56,479	10,325	23,437
Reinvestment of distributions	2,874	5,441	620	1,385
Shares redeemed	(38,038)	(78,402)	(15,902)	(36,491)
Total Class F Transactions	(14,595)	(16,482)	(4,957)	(11,669)
Class I:
Shares issued	5	51	N/A	N/A
Reinvestment of distributions	1	1	N/A	N/A
Shares redeemed	(12)	(109)	N/A	N/A
Total Class I Transactions	(6)	(57)	N/A	N/A
Class Y:
Shares issued	1,505	7,463	914	2,869
Reinvestment of distributions	328	615	77	153
Shares redeemed	(3,156)	(12,369)	(1,582)	(4,844)
Total Class Y Transactions	(1,323)	(4,291)	(591)	(1,822)
Net Decrease in Shares Outstanding from Share Transactions	(15,924)	(20,830)	(5,548)	(13,491)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

	International Fixed Income Fund		Emerging Markets Debt Fund
	2021	2020	2021	2020
Operations:
Net investment income	$960	$1,679	$29,619	$62,597
Net realized gain (loss) on investments, futures contracts and swap contracts	4,760	(346)	15,761	(5,032)
Net realized loss on forward foreign currency contracts and foreign currency transactions	(1,647)	(14,396)	(95)	(47,383)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaption contracts and swap contracts	(12,024)	17,705	(9,248)	(23,423)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3,582	(1,446)	3,414	(2,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,369)	3,196	39,451	(15,307)
Distributions:
Class F	(129)	(14,461)	(3,698)	(11,445)
Class Y	(20)	(2,410)	(594)	(1,066)
Total Dividends	(149)	(16,871)	(4,292)	(12,511)
Capital Share Transactions:
Class F:
Proceeds from shares issued	53,441	80,130	113,552	207,358
Reinvestment of dividends & distributions	119	13,322	3,340	10,357
Cost of shares redeemed	(37,595)	(87,928)	(140,346)	(300,839)
Net Increase (Decrease) from Class F Transactions	15,965	5,524	(23,454)	(83,124)
Class Y:
Proceeds from shares issued	7,309	16,132	9,968	23,514
Reinvestment of dividends & distributions	18	2,180	552	985
Cost of shares redeemed	(6,262)	(17,464)	(6,880)	(35,537)
Net Increase (Decrease) from Class Y Transactions	1,065	848	3,640	(11,038)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	17,030	6,372	(19,814)	(94,162)
Net Increase (Decrease) in Net Assets	12,512	(7,303)	15,345	(121,980)
Net Assets:
Beginning of Period	514,528	521,831	1,473,435	1,595,415
End of Period	$527,040	$514,528	$1,488,780	$1,473,435
Capital Share Transactions:
Class F:
Shares issued	5,105	7,694	11,051	21,356
Reinvestment of distributions	11	1,290	327	1,060
Shares redeemed	(3,588)	(8,463)	(13,638)	(31,470)
Total Class F Transactions	1,528	521	(2,260)	(9,054)
Class Y:
Shares issued	697	1,551	972	2,528
Reinvestment of distributions	2	211	55	102
Shares redeemed	(597)	(1,687)	(670)	(3,816)
Total Class Y Transactions	102	75	357	(1,186)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,630	596	(1,903)	(10,240)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	65

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2021 (Unaudited) and the years or period ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F(2)
2021@	$10.86	$0.05	$2.40	$2.45	$(0.12)	$–	$(0.12)	$13.19	22.64%	$4,144,622	1.08%	1.08%	1.08%	0.83%	62%
2020	10.68	0.10	0.28	0.38	(0.20)	–	(0.20)	10.86	3.44	3,568,373	1.11	1.11	1.11	0.94	102
2019	11.38	0.20	(0.75)	(0.55)	(0.15)	–	(0.15)	10.68	(4.63)	3,686,195	1.10(3)	1.10(3)	1.10(3)	1.92	73
2018	11.29	0.16	0.08	0.24	(0.15)	–	(0.15)	11.38	2.11	4,024,987	1.09(3)	1.09(3)	1.09(3)	1.35	40
2017	9.58	0.13	1.69	1.82	(0.11)	–	(0.11)	11.29	19.23	3,795,858	1.15(3)	1.15(3)	1.15(3)	1.27	57
2016	9.16	0.13	0.39	0.52	(0.10)	–	(0.10)	9.58	5.63	2,729,762	1.27(3)(4)	1.27(3)(4)	1.28(3)(4)	1.36	45
Class I
2021@	$10.87	$0.03	$2.42	$2.45	$(0.09)	$–	$(0.09)	$13.23	22.58%	$1,558	1.33%	1.33%	1.33%	0.56%	62%
2020	10.68	0.07	0.28	0.35	(0.16)	–	(0.16)	10.87	3.19	1,350	1.36	1.36	1.36	0.63	102
2019	11.37	0.17	(0.74)	(0.57)	(0.12)	–	(0.12)	10.68	(4.90)	1,932	1.35(5)	1.35(5)	1.35(5)	1.61	73
2018	11.27	0.12	0.09	0.21	(0.11)	–	(0.11)	11.37	1.86	2,662	1.34(5)	1.34(5)	1.34(5)	1.06	40
2017	9.55	0.10	1.70	1.80	(0.08)	–	(0.08)	11.27	19.00	2,954	1.40(5)	1.40(5)	1.40(5)	0.96	57
2016	9.15	0.10	0.38	0.48	(0.08)	–	(0.08)	9.55	5.27	4,341	1.52(4)(5)	1.52(4)(5)	1.52(4)(5)	1.09	45
Class Y
2021@	$10.86	$0.07	$2.40	$2.47	$(0.15)	$–	$(0.15)	$13.18	22.82%	$383,368	0.83%	0.83%	0.83%	1.08%	62%
2020	10.68	0.12	0.29	0.41	(0.23)	–	(0.23)	10.86	3.68	330,069	0.86	0.86	0.86	1.16	102
2019	11.39	0.23	(0.76)	(0.53)	(0.18)	–	(0.18)	10.68	(4.43)	370,462	0.85(6)	0.85(6)	0.85(6)	2.24	73
2018	11.31	0.18	0.09	0.27	(0.19)	–	(0.19)	11.39	2.40	344,977	0.84(6)	0.84(6)	0.84(6)	1.60	40
2017	9.59	0.16	1.69	1.85	(0.13)	–	(0.13)	11.31	19.59	319,689	0.90(6)	0.90(6)	0.90(6)	1.53	57
2016	9.18	0.16	0.37	0.53	(0.12)	–	(0.12)	9.59	5.77	168,719	1.02(4)(6)	1.02(4)(6)	1.03(4)(6)	1.70	45
Emerging Markets Equity Fund
Class F(2)
2021@	$12.06	$(0.03)	$2.97	$2.94	$(0.08)	$–	$(0.08)	$14.92	24.38%	$1,834,394	1.69%(7)	1.69%(7)	1.79%(8)	(0.38)%	56%
2020	11.21	0.05	0.93	0.98	(0.13)	–	(0.13)	12.06	8.75	1,542,551	1.71(7)	1.71(7)	1.81(8)	0.43	90
2019	11.47	0.10	(0.29)	(0.19)	(0.07)	–	(0.07)	11.21	(1.64)	1,564,523	1.70(7)	1.70(7)	1.81(8)	0.92	89
2018	12.32	0.08	(0.77)	(0.69)	(0.16)	–	(0.16)	11.47	(5.71)	1,668,960	1.69(7)	1.69(7)	1.80(8)	0.61	70
2017	10.09	0.07	2.24	2.31	(0.08)	–	(0.08)	12.32	23.10	1,821,009	1.74(7)	1.74(7)	1.82(8)	0.65	66
2016	8.43	0.05	1.68	1.73	(0.07)	–	(0.07)	10.09	20.66	1,532,960	1.76(4)(7)	1.76(4)(7)	1.86(4),(8)	0.59	79
Class Y
2021@	$12.07	$(0.01)	$2.97	$2.96	$(0.11)	$–	$(0.11)	$14.92	24.55%	$157,638	1.44%(9)	1.44%(9)	1.54%(10)	(0.12)%	56%
2020	11.22	0.08	0.93	1.01	(0.16)	–	(0.16)	12.07	8.99	134,682	1.46(9)	1.46(9)	1.56(10)	0.66	90
2019	11.49	0.14	(0.31)	(0.17)	(0.10)	–	(0.10)	11.22	(1.44)	145,600	1.45(9)	1.45(9)	1.56(10)	1.25	89
2018	12.35	0.11	(0.76)	(0.65)	(0.21)	–	(0.21)	11.49	(5.46)	125,594	1.44(9)	1.44(9)	1.55(10)	0.89	70
2017	10.11	0.10	2.24	2.34	(0.10)	–	(0.10)	12.35	23.46	125,400	1.49(9)	1.49(9)	1.57(10)	0.93	66
2016	8.45	0.09	1.66	1.75	(0.09)	–	(0.09)	10.11	20.95	72,218	1.52(4)(9)	1.52(4)(9)	1.62(4)(10)	0.96	79

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements

**	See Note 5 in Notes to Financial Statements.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.10%, 1.09%, 1.15% and 1.27% for 2019, 2018, 2017 and 2016.

(4)	The expense ratio includes proxy expenses outside the cap.

(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.35%, 1.34%, 1.40% and 1.52% for 2019, 2018, 2017 and 2016.

(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.85%, 0.84%, 0.90% and 1.02% for 2019, 2018, 2017 and 2016.

(7)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.69%, 1.71%, 1.70%, 1.69%, 1.74%, and 1.76% for 2021, 2020, 2019, 2018, 2017 and 2016.

(8)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.79%, 1.81%, 1.81%, 1.80%, 1.82%, and 1.86% for 2021, 2020, 2019, 2018, 2017 and 2016.

(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.44%, 1.46%, 1.45%, 1.44%, 1.49% and 1.52% for 2021, 2020, 2019, 2018, 2017 and 2016.

(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.54%, 1.56% 1.56%, 1.55%, 1.58% and 1.62% for 2021, 2020, 2019, 2018, 2017 and 2016.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2021 (Unaudited) and the years or period ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F(2)
2021@	$10.46	$0.02	$(0.11)	$(0.09)	$–	$–^	$–	$10.37	(0.83)%	$457,826	1.02%	1.02%	1.07%	0.34%	35%
2020	10.73	0.03	0.04	0.07	(0.26)	(0.08)	(0.34)	10.46	0.73	445,864	1.02	1.02	1.08	0.29	64
2019	10.27	0.04	0.88	0.92	(0.40)	(0.06)	(0.46)	10.73	9.28	452,150	1.02(3)	1.02(3)	1.07(4)	0.42	58
2018	10.13	0.07	0.07	0.14	–	–	–	10.27	1.38	438,908	1.02(3)	1.02(3)	1.07(4)	0.66	71
2017	10.51	0.07	(0.18)	(0.11)	(0.17)	(0.10)	(0.27)	10.13	(1.03)	415,582	1.02(3)	1.02(3)	1.08(4)	0.66	113
2016	10.38	0.10	0.62	0.72	(0.57)	(0.02)	(0.59)	10.51	7.32	497,157	1.05(3)(5)	1.05(3)(5)	1.11(4)(5)	0.98	106
Class Y
2021@	$10.47	$0.03	$(0.11)	$(0.08)	$–	$–^	$–	$10.39	(0.74)%	$69,214	0.77%	0.77%	0.82%	0.59%	35%
2020	10.75	0.06	0.03	0.09	(0.29)	(0.08)	(0.37)	10.47	0.88	68,664	0.77	0.77	0.83	0.54	64
2019	10.29	0.07	0.88	0.95	(0.43)	(0.06)	(0.49)	10.75	9.54	69,681	0.77(6)	0.77(6)	0.82(7)	0.66	58
2018	10.12	0.09	0.08	0.17	–	–	–	10.29	1.68	43,003	0.77(6)	0.77(6)	0.82(7)	0.91	71
2017	10.50	0.09	(0.17)	(0.08)	(0.20)	(0.10)	(0.30)	10.12	(0.76)	37,982	0.77(6)	0.77(6)	0.83(7)	0.94	113
2016(8)	10.45	0.12	0.55	0.67	(0.60)	(0.02)	(0.62)	10.50	6.79	12,901	0.80(5)(6)	0.80(5)(6)	0.87(5)(7)	1.23	106
Emerging Markets Debt Fund
Class F(2)
2021@	$9.80	$0.20	$0.06	$0.26	$(0.03)	$–	$(0.03)	$10.03	2.61%	$1,384,220	1.36%	1.36%	1.61%	3.87%	40%
2020	9.93	0.40	(0.45)	(0.05)	(0.08)	–	(0.08)	9.80	(0.53)	1,374,566	1.36	1.36	1.61	4.07	95
2019	9.30	0.47	0.32	0.79	(0.16)	–	(0.16)	9.93	8.51	1,483,467	1.36(9)	1.36(9)	1.62(10)	4.93	114
2018	10.55	0.51	(1.19)	(0.68)	(0.57)	–	(0.57)	9.30	(6.81)	1,451,128	1.36(9)	1.36(9)	1.61(10)	5.08	80
2017	10.08	0.51	0.17	0.68	(0.21)	–	(0.21)	10.55	6.93	1,458,611	1.36(9)	1.36(9)	1.63(10)	5.06	79
2016	8.66	0.49	0.93	1.42	–	–	–	10.08	16.40	1,453,586	1.39(5)(9)	1.39(5)(9)	1.65(5)(10)	5.30	86
Class Y
2021@	$9.79	$0.21	$0.06	$0.27	$(0.06)	$–	$(0.06)	$10.00	2.74%	$104,560	1.11%	1.11%	1.36%	4.12%	40%
2020	9.92	0.42	(0.45)	(0.03)	(0.10)	–	(0.10)	9.79	(0.33)	98,869	1.11	1.11	1.36	4.33	95
2019	9.28	0.50	0.32	0.82	(0.18)	–	(0.18)	9.92	8.84	111,948	1.11(11)	1.11(11)	1.37(12)	5.18	114
2018	10.57	0.53	(1.18)	(0.65)	(0.64)	–	(0.64)	9.28	(6.57)	113,872	1.11(11)	1.11(11)	1.36(12)	5.34	80
2017	10.12	0.53	0.17	0.70	(0.25)	–	(0.25)	10.57	7.18	108,361	1.11(11)	1.11(11)	1.38(12)	5.31	79
2016	8.67	0.52	0.93	1.45	–	–	–	10.12	16.72	100,566	1.14(5)(11)	1.14(5)(11)	1.40(5)(12)	5.55	86

@	For the six-month period ended March 31, 2021. All ratios for the period have been annualized.

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements

**	See Note 5 in Notes to Financial Statements.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.02%, 1.02%, 1.02% and 1.05% for 2019, 2018, 2017 and 2016.

(4)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.07%, 1.07%, 1.08% and 1.11% for 2019, 2018, 2017 and 2016.

(5)	The expense ratio includes proxy expenses outside the cap.

(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.77%, 0.77%, 0.77% and 0.80% for 2019, 2018, 2017 and 2016.

(7)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.82%, 0.82%, 0.83% and 0.87% for 2019, 2018, 2017 and 2016.

(8)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.37%, 1.36%, 1.36% and 1.39% for 2019, 2018, 2017 and 2016.

(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.62%, 1.61%, 1.63% and 1.65% for 2019, 2018, 2017 and 2016.

(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.11%, 1.11%, 1.11% and 1.14% for 2019, 2018, 2017 and 2016.

(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.37%, 1.36%, 1.38% and 1.40% for 2019, 2018, 2017 and 2016.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	67

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended,

(ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund; or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	69

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2021, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other

70	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2021, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2021, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	71

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2021, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

72	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2021, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed-and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its investment objective and strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	73

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

74	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives		Liability Derivatives

	Period Ended March 31, 2021		Period Ended March 31, 2021

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$72†	Net Assets — Unrealized depreciation on swaps contracts	$392†
	Net Assets — Unrealized appreciation on futures contracts	1,782*	Net Assets — Unrealized depreciation on futures contracts	185*
	Swaptions purchased, at value	—	Swaptions written, at value	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	9,566	Unrealized loss on forward foreign currency contracts	1,765

Total derivatives not accounted for as hedging instruments		$11,420		$2,342

	Asset Derivatives			Liability Derivatives

	Period Ended March 31, 2021			Period Ended March 31, 2021

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$213*		Net Assets — Unrealized depreciation on futures contracts	$1,602*
	Net Assets — Unrealized appreciation on swaps contracts	2,984	†	Net Assets — Unrealized depreciation on swaps contracts	2,246	†
Credit Contracts	Net Assets — Unrealized appreciation on swaps contracts	108	†	Net Assets — Unrealized depreciation on futures contracts	128	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,975		Unrealized loss on forward foreign currency contracts	9,240

Total derivatives not accounted for as hedging instruments		$10,280			$13,216

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2021.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$406	$—	$108	$514
Foreign exchange contracts	(545)	(7,533)	—	(8,078)
Credit contracts	—	—	(100)	(100)
Total	$(139)	$(7,533)	$8	$(7,664)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	75

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$1,036	$—	$1,632	$2,668
Foreign exchange contracts	—	4,127	270	4,397
Credit contracts	—	—	(360)	(360)
Total	$1,036	$4,127	$1,542	$6,705

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(14)	$1,224	$—	$(231)	$979
Foreign exchange contracts	—	—	4,573	—	4,573
Credit contracts	—	—	—	189	189
Total	$(14)	$1,224	$4,573	$(42)	$5,741

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(988)	$—	$(2,302)	$(3,290)
Credit contracts	—	—	52	52
Foreign exchange contracts	—	4,102	(232)	3,870
Total	$(988)	$4,102	$(2,482)	$632

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the

76	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2021 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$ 76	$ —	$ 76	$ 519	$ —	$ 519
Emerging Markets Equity Fund	192	—	192	—	—	—
International Fixed Income Fund	142	4	146	69	2	71
Emerging Markets Debt Fund	139	119	258	143	150	293

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2021 amounted to $6,745 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2021 amounted to $2,182 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2021 amounted to $774 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2021 amounted to $6,776 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes

(“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2021 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$61	$—	$61	$52	$—	$52	$9	$—	$9
Barclays PLC	769	—	769	86	—	86	683	—	683
BMO Capital	—	—	—	3	—	3	(3)	—	(3)
BNP Paribas	690	—	690	375	—	375	315	—	315
Brown Brothers Harriman	69	—	69	53	—	53	16	—	16
CIBC	7	—	7	23	—	23	(16)	—	(16)
Citi	5	—	5	52	—	52	(47)	—	(47)
Citigroup	2,117	—	2,117	108	—	108	2,009	—	2,009
Credit Agricole	—	—	—	1	—	1	(1)	—	(1)
Deutsche Bank	10	71	81	—	—	—	81	—	81
Goldman Sachs	16	—	16	31	—	31	(15)	—	(15)
HSBC	436	—	436	4	—	4	432	—	432
JPMorgan Chase Bank	1,702	—	1,702	538	—	538	1,164	—	1,164
Morgan Stanley	1,186	—	1,186	244	—	244	942	—	942
RBC	—	—	—	28	—	28	(28)	—	(28)
RBS	—	—	—	8	—	8	(8)	—	(8)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	77

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Societe Generale	$187	$—	$187	$—	$—	$—	$187	$—	$187
Standard Chartered	9	—	9	57	—	57	(48)	—	(48)
State Street	43	—	43	—	—	—	43	—	43
TD Securities	233	—	233	11	—	11	222	—	222
UBS	2,014	—	2,014	89	—	89	1,925	—	1,925
Westpac Banking	12	—	12	2	—	2	10	—	10

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Barclays PLC	$143	$—	$143	$2,360	$—	$2,360	$(2,217)	$—	$(2,217)
Citi	—	—	—	10	—	10	(10)	—	(10)
Citibank	—	62	62	—	—	—	62	—	62
Citigroup	1,220	—	1,220	2,267	—	2,267	(1,047)	—	(1,047)
Goldman Sachs	1,572	1,813	3,385	1,842	25	1,867	1,518	—	1,518
JPMorgan Chase Bank	2,025	29	2,054	1,902	26	1,928	126	—	126
Merrill Lynch	327	—	327	271	—	271	56	—	56
Morgan Stanley	262	—	262	139	—	139	123	—	123
Standard Bank	97	—	97	198	—	198	(101)	—	(101)
Standard Chartered	342	—	342	174	—	174	168	—	168
State Street	987	—	987	77	—	77	910	—	910

^

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2021.

The following table discloses the volume of the Funds’ futures contracts, forward foreign currency contracts and swap activity during the six months ended March 31, 2021 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$45,652	$25,719	$–	$–
Ending Notional Balance Long	88,372	22,893	–	–
Interest Contracts
Average Notional Balance Long	–	–	77,349	54,105
Average Notional Balance Short	–	–	67,080	28,939
Ending Notional Balance Long	–	–	78,489	56,928
Ending Notional Balance Short	–	–	75,291	31,927
Currency Contracts
Average Notional Balance Short	–	–	36,339	–
Ending Notional Balance Short	–	–	36,240	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	756,261	706,428
Average Notional Balance Short	–	–	756,787	709,329
Ending Notional Balance Long	–	–	915,834	791,747
Ending Notional Balance Short	–	–	908,023	794,193

78	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Swaps:
Credit Contracts
Average Notional Balance Long	$–	$–	$–	$11,802
Average Notional Balance Short	–	–	441	–
Ending Notional Balance Long	–	–	–	12,873
Ending Notional Balance Short	–	–	882	–
Interest Contracts
Average Notional Balance	–	–	13,645	243,642
Ending Notional Balance	–	–	15,460	235,562
Foreign Exchange Contracts
Average Notional Balance Long	–	–	–	1,114
Options/Swaptions:
Interest
Average Notional Balance Long†	–	–	9	–
Average Notional Balance Short†	–	–	2	–
Ending Notional Balance Long†	–	–	18	–
Ending Notional Balance Short†	–	–	4	–

†	Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I

Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.15%
Class I	0.51%	0.25%	0.25%	1.40%
Class Y	0.51%	—	—	0.90%

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	79

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Emerging Markets Equity Fund*
Class F	1.05%	0.25%	—	N/A
Class Y	1.05%	—	—	N/A
International Fixed Income Fund
Class F	0.30%	0.25%	—	1.02%
Class Y	0.30%	—	—	0.77%
Emerging Markets Debt Fund
Class F	0.85%	0.25%	—	1.36%
Class Y	0.85%	—	—	1.11%

*

Renewed as of January 31, 2021, SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2022 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.370%	0.2900%	0.210%	0.130%

Investment Sub-Advisory Agreements — As of March 31, 2021, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Causeway Capital Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust INTECH Investment Management LLC

JO Hambro Capital Management Limited Lazard Asset Management LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

JO Hambro Capital Management Limited KBI Global Investors (North America) Ltd.

Neuberger Berman Investment Advisers LLC Qtron Investments LLC

Robeco Institutional Asset Management US Inc. RWC Asset Advisors (US) LLC

International Fixed Income Fund

AllianceBernstein L.P.

Colchester Global Investors Ltd.

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Ltd.

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Ninety One UK Ltd.

Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six months ended March 31, 2021.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2021 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

80	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the six months ended March 31, 2021, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2021, were as follows:

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Purchases
U.S. Government	$—	$—	$12,020	$—
Other	2,611,548	1,044,346	166,546	519,398
Sales
U.S. Government	—	—	4,075	1,679
Other	2,805,697	1,132,914	163,956	560,186

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	81

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income	Long-term Capital Gain	Total
		($ Thousands)	($ Thousands)	($ Thousands)

International Equity Fund	2020	$75,520	$—	$75,520
	2019	59,119	—	59,119
Emerging Markets Equity Fund	2020	20,681	—	20,681
	2019	10,587	—	10,587
International Fixed Income Fund	2020	16,125	746	16,871
	2019	18,958	2,360	21,318
Emerging Markets Debt Fund	2020	12,511	—	12,511
	2019	26,300	—	26,300

As of September 30, 2020, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$43,972	$—	$(29,194)	$—	$—	$206,384	$1	$221,163
Emerging Markets Equity Fund	10,009	—	(83,070)	(44,681)	—	314,897	(3)	197,152
International Fixed Income Fund	—	—	(418)	(388)	(7,367)	26,026	(13,359)	4,494
Emerging Markets Debt Fund	—	—	(23,012)	(6,212)	(16,663)	(60,729)	(19,373)	(125,989)

Post-October losses represent losses realized on investment transactions from November 1, 2019 through September 30, 2020 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For the year ended September 30, 2020, the International Equity Fund and Emerging Markets Debt Fund utilized capital loss carryforwards to offset capital gains of $52,104 and $2,327 ($ Thousands), respectively.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$(29,194)	$—	$(29,194)
Emerging Markets Equity Fund	(73,672)	(9,398)	(83,070)
International Fixed Income Fund	(2)	(416)	(418)
Emerging Markets Debt Fund	—	(23,012)	(23,012)

For Federal income tax purposes, the cost of securities owned at September 30, 2020, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2021, was as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$3,848,366	$774,281	$(47,609)	$726,672
Emerging Markets Equity Fund	1,418,518	593,846	(26,501)	567,345
International Fixed Income Fund	491,511	21,248	(6,524)	14,724
Emerging Markets Debt Fund	1,490,987	42,469	(93,020)	(50,551)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however,

82	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	83

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2021 (Unaudited)

volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund

(including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, L.P. (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2021 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
International Equity Fund	$123,127	$123,127	$—
Emerging Markets Equity Fund	12,784	12,784	—
Emerging Markets Debt Fund	31,476	31,476	—

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

84	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2021, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	96.44%	37.56%	46.81%
Emerging Markets Equity Fund	94.48%	—%	63.15%
International Fixed Income Fund	96.85%	—%	99.43%
Emerging Markets Debt Fund	98.02%	—%	52.37%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. On March 5, 2021, the ICE Benchmark Administration clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2021.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	85

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2021

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period October 1, 2020 to March 31, 2021.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,226.40	1.08%	$5.99
Class I	1,000.00	1,225.80	1.33	7.38
Class Y	1,000.00	1,228.20	0.83	4.61
Hypothetical 5% Return
Class F	$1,000.00	$1,019.55	1.08%	$5.44
Class I	1,000.00	1,018.30	1.33	6.69
Class Y	1,000.00	1,020.79	0.83	4.18
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,243.80	1.69%	$9.45
Class Y	1,000.00	1,245.50	1.44	8.06
Hypothetical 5% Return
Class F	$1,000.00	$1,016.51	1.69%	$8.50
Class Y	1,000.00	1,017.75	1.44	7.24

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$991.70	1.02%	$5.06
Class Y	1,000.00	992.60	0.77	3.83
Hypothetical 5% Return
Class F	$1,000.00	$1,019.85	1.02%	$5.14
Class Y	1,000.00	1,021.09	0.77	3.88
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$1,026.10	1.36%	$6.87
Class Y	1,000.00	1,027.40	1.11	5.61
Hypothetical 5% Return
Class F	$1,000.00	$1,018.15	1.36%	$6.84
Class Y	1,000.00	1,019.40	1.11	5.59

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

86	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

March 31, 2021

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 23, 2021, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	87

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

88	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

At the March 22-24, 2021 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on December 8-9, 2020. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund to prevent the management fee from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are

SEI Institutional International Trust / Semi-Annual Report / March 31, 2021	89

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited) (Concluded)

reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

90	SEI Institutional International Trust / Semi-Annual Report / March 31, 2021

SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Aaron Buser

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-031 (3/21)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 8, 2021